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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-7428

ING Mutual Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia-Pacific Real Estate Fund
ING Disciplined International SmallCap Fund
ING Diversified International Fund
ING Emerging Countries Fund
ING Emerging Markets Fixed Income Fund
ING European Real Estate Fund
ING Foreign Fund
ING Global Bond Fund
ING Global Equity Dividend Fund
ING Global Natural Resources Fund
ING Global Real Estate Fund
ING Global Value Choice Fund
ING Greater China Fund
ING Index Plus International Equity Fund
ING International Capital Appreciation Fund
ING International Equity Dividend Fund
ING International Growth Opportunities Fund
ING International Real Estate Fund
ING International SmallCap Multi-Manager Fund
ING International Value Choice Fund
ING International Value Opportunities Fund
ING Russia Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 53.3%
		Australia: 1.3%
4,500		Lend Lease Corp., Ltd.	$58,395
			58,395
		Hong Kong: 27.4%
23,100		Cheung Kong Holdings Ltd.	374,560
10,000		Hang Lung Group Ltd.	46,411
23,000		Hang Lung Properties Ltd.	91,056
13,000		Henderson Land Development Co., Ltd.	112,279
6,000		Hongkong Land Holdings Ltd.	28,503
14,000		Hysan Development Co., Ltd.	41,440
7,000		Kerry Properties Ltd.	47,189
14,000		Kowloon Development Co., Ltd.	32,125
31,000		Shun TAK Holdings Ltd.	43,224
30,000		Sino Land Co.	92,184
15,400		Sun Hung Kai Properties Ltd.	305,596
7,000		Wharf Holdings Ltd.	37,705
			1,252,272
		India: 0.5%
2,200	@	Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	21,430
			21,430
		Japan: 21.9%
16,000		Mitsubishi Estate Co., Ltd.	430,699
13,000		Mitsui Fudosan Co., Ltd.	301,568
27		NTT Urban Development Corp.	42,915
6,000		Sumitomo Realty & Development Co., Ltd.	149,986
3,000		Tokyo Tatemono Co., Ltd.	25,525
6,000		Tokyu Land Corp.	48,683
			999,376
		Philippines: 0.5%
63,000		Ayala Land, Inc.	22,394
			22,394
		Singapore: 1.7%
10,000		CapitaLand Ltd.	42,347
2,000		City Developments Ltd.	16,133
16,000		Wheelock Properties S Ltd.	20,663
			79,143
		Total Common Stock (Cost $2,777,104)	2,433,010
REAL ESTATE INVESTMENT TRUSTS: 42.6%
		Australia: 25.2%
23,600		Australand Property Group	40,354
18,900		Babcock & Brown Japan Property Trust	21,120
41,800		CFS Retail Property Trust	80,061
8,600		Charter Hall Group	12,249
53,200		Commonwealth Property Office Fund	67,484
18,100		DB Rreef Trust	26,222
26,400		GPT Group	90,217
27,300		Macquarie Goodman Group	110,218
20,600		Mirvac Group	93,552
22,600		Stockland	149,125
35,900		Valad Property Group	34,772
25,200		Westfield Group	423,600
			1,148,974
		Hong Kong: 2.2%
40,000		Link Real Estate Investment Trust	101,778
			101,778
		Japan: 8.8%
4		Fukuoka Real Estate Investment Trust Corp.	26,627

PORTFOLIO OF INVESTMENTS
ING Asia-Pacific Real Estate Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		Japan (continued)
4		Japan Excellent, Inc.		$28,864
4		Japan Logistics Fund, Inc.		24,969
8		Japan Real Estate Investment Corp.		93,600
10		Kenedix Realty Investment Corp.		65,258
5		Nippon Building Fund, Inc.		58,194
10		Nippon Residential Investment Corp.		41,875
5		Nomura Real Estate Office Fund, Inc.		40,342
3		Tokyu Real Estate Investment Trust, Inc.		23,429
				403,158
		Singapore: 6.4%
27,000	@	Ascendas India Trust		20,388
31,000	@	Ascendas Real Estate Investment Trust		48,028
23,000	@	Ascott Residence Trust		20,601
22,000	@	CapitaCommercial Trust		32,581
37,000		CapitaMall Trust		78,393
22,000	@	CDL Hospitality Trusts		32,786
81,500		Macquarie MEAG Prime Real Estate Investment Trust		61,024
				293,801
		Total Real Estate Investment Trusts (Cost $2,247,249)		1,947,711
MUTUAL FUNDS: 0.9%
		Australia: 0.9%
21,800	**	ING Industrial Fund		39,836
		Total Mutual Funds (Cost $51,688)		39,836
		Total Investments in Securities (Cost $ 5,076,041)*	96.8%	$4,420,557
		Other Assets and Liabilities — Net	3.2	145,834
		Net Assets	100.0%	$4,566,391

	@	Non-income producing security
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $5,128,448.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$29,915
		Gross Unrealized Depreciation		(737,806)
		Net Unrealized Depreciation		$(707,891)

Industry	Percentage of Net Assets
Apartments	0.9%
Diversified	16.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.8
Hotels	1.2
Office Property	7.3
Open-End Funds	0.9
Real Estate	52.0
Shopping Centers	16.3
Warehouse/Industrial	0.5
Other Assets and Liabilities - Net	3.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.7%
		Australia: 5.5%
160,575		Ansell Ltd.	$1,716,577
67,200	@	Anvil Mining Ltd. - Toronto Exchange	916,257
44,400	@	Anvil Mining Ltd.- OTC - U.S.	587,771
170,596	@	Arrow Energy NL	272,919
301,951		Australian Infrastructure Fund	751,304
435,908	@	Australian Worldwide Exploration Ltd.	1,351,314
206,027		Beach Petroleum Ltd.	260,508
556,635		Challenger Financial Services Group Ltd.	1,789,434
126,704		Computershare Ltd.	922,848
91,123		CSR Ltd.	258,016
48,810		Felix Resources Ltd.	331,940
10,708		Flight Centre Ltd.	226,076
135,640		Healthscope Ltd.	646,369
23,939		Incitec Pivot Ltd.	2,621,879
17,472		Jubilee Mines NL	357,556
152,380		Macquarie Media Group Ltd.	513,908
283,069		Metcash Ltd.	1,059,104
67,247		MFS Ltd.	59,664
290,143		Minara Resources Ltd.	1,313,720
37,888		Monadelphous Group Ltd.	392,048
387,953		Oxiana Ltd.	1,076,930
433,425		Pacific Brands Ltd.	1,114,684
332,449		PMP Ltd.	495,904
110,674		Seven Network Ltd.	1,199,164
22,910		Sims Group Ltd.	590,464
768,023	#	Spark Infrastructure Group	1,256,196
119,276		Transfield Services Ltd.	1,204,080
			23,286,634
		Austria: 0.7%
156,506	@	Austrian Airlines	1,249,101
24,348	@	Ca Immo International AA	384,922
48,887		CA Immobilien Anlagen AG	1,015,525
7,640		Zumtobel AG	228,157
			2,877,705
		Belgium: 0.9%
45,555		AGFA-Gevaert NV	507,465
16,575		EVS Broadcast Equipment SA	1,720,523
22,885		Omega Pharma SA	1,070,422
30,117	@	RHJ International	366,510
			3,664,920
		Bermuda: 0.5%
58,382		Catlin Group Ltd.	425,264
127,500	@	Global Sources Ltd.	1,689,375
			2,114,639
		Canada: 7.4%
62,400		Aeroplan Income Fund	1,267,825
16,400		Astral Media Inc.	675,241
9,900		Atco Ltd.	504,835
42,700		Canfor Pulp Income Fund	443,139
107,900	@	CanWest Global Communications Corp.	598,579
47,600		Emera, Inc.	1,023,539
7,800	@	FNX Mining Co., Inc.	206,643
41,700		Forzani Group Ltd.	616,332
34,000	@	GSI Group Inc.	312,460
672		Harvest Energy Trust	15,134
16,300	@	HudBay Minerals, Inc.	299,847
30,500		Iamgold Corp.	243,016
42,400		Industrial Alliance Insurance	1,561,627
8,900		Inmet Mining Corp.	653,993
68,200		Jazz Air Income Fund	525,739
37,700		Laurentian Bank of Canada	1,346,844
39,700		Methanex Corp.	996,800
17,800		Methanex Corp. (U.S. Denominated Security)	440,055
41,300		Metro, Inc.	976,918
18,300		Northbridge Financial Corp.	641,379
153,100	@	Northgate Minerals Corp.	446,774
18,300	@	Oilexco, Inc.	233,660
35,900	@	Petrobank Energy & Resources Ltd.	1,803,134
28,800	@	Petrolifera Petroleum Ltd.	240,944
83,600		Progress Energy Trust	974,175
36,500	@	Quadra Mining Ltd.	688,696
57,800	@	Quadra Mining Ltd. - Toronto Exchange	1,117,373
9,800	@	Rothmans, Inc.	236,686
45,000		Shawcor Ltd.	1,542,652
108,000		Sherritt International Corp.	1,439,211
88,700	@	Silver Wheaton Corp.	1,366,654

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Canada (continued)
62,500		Silvercorp Metals, Inc.	$582,018
17,700	@	Sino-Forest Corp.	325,071
42,400	@	Stantec, Inc.	1,325,145
13,800		SWA Real Estate Investment Trust Ltd.	10,212
194,800	@	Taseko Mines Ltd.	762,476
87,100		Teranet Income Fund	822,377
25,200		Transcontinental, Inc.	376,475
5,400		TSX Group, Inc.	247,398
152,400	@	UTS Energy Corp.	807,498
43,700		Vermilion Energy Trust	1,484,159
5,700	@	Vermilion Energy Trust	193,923
18,100		West Fraser Timber Co., Ltd.	581,370
			30,958,026
		China: 0.1%
69,000		Hengan International Group Co., Ltd.	252,271
			252,271
		Denmark: 0.4%
23,050		East Asiatic Co., Ltd. A/S	1,668,715
			1,668,715
		Finland: 0.1%
21,193		OKO Bank	382,899
			382,899
		France: 9.4%
37,992		Accor SA	2,914,007
38,105		Air France-KLM	1,063,050
20,002	@	Arkema	1,135,551
20,330		BIC	1,271,768
5,418		Bollore Investissement	985,414
2,780		Bonduelle S.C.A.	334,916
1,787		Bongrain SA	158,265
11,382		Capgemini SA	620,164
3,522		Cie Generale D’Optique Essilor International SA	204,134
6,996		Ciments Francais SA	1,061,908
16,054		CNP Assurances	1,963,171
8,052		Compagnie Generale de Geophysique SA	1,883,548
1,885		Eramet SLN	980,006
12,848		Etablissements Maurel et Prom	224,970
13,752		Eurazeo	1,460,598
65,087		Eutelsat Communications	1,728,344
590		Generale de Sante	16,939
38,639		IMS-International Metal Service	1,184,161
14,463		Ipsen	806,012
6,057		Kaufman & Broad SA	231,822
27,610		Lagardere SCA	2,028,491
2,483		Laurent-Perrier Group	391,682
52,776		Legrand SA	1,614,685
32,462		Neuf Cegetel	1,688,317
4,864		Pierre & Vacances	508,821
61,915		Safran SA	1,019,312
78,182		Scor SA	1,623,956
15,583		Sequana Capital	361,232
26,526		Sodexho Alliance SA	1,443,337
30,646		Technip SA	1,979,427
36,829		Thales SA	2,134,389
200,231		Thomson	2,448,047
3,150	@	UbiSoft Entertainment	286,297
5,881		Vallourec	1,182,029
5,095		Vilmorin & Cie	805,865
			39,744,635
		Germany: 8.5%
14,589		Aareal Bank AG	495,116
11,866		Adidas AG	757,541
90,190		Aixtron AG	1,125,248
60,451		Altana AG	1,370,357
8,054		AMB Generali Holding AG	1,150,257
28,011		Celesio AG	1,653,742
69,678		Curanum AG	868,660
18,611		Deutsche Beteiligungs AG	540,222
41,172		Deutsche Euroshop AG	1,461,766
81,176		Deutsche Lufthansa AG	1,949,842
86,958	@	Drillisch AG	556,672
83,105		EpCos. AG	1,157,773
57,406		Freenet AG	1,088,650
48,287		Fresenius Medical Care AG & Co. KGaA	2,488,697
118,950		Gildemeister AG	2,495,337
22,485		Hannover Rueckversicheru - Reg	1,009,740
12,722		HeidelbergCement AG	1,912,425
2,149		Hochtief AG	216,197
154,903		Infineon Technologies AG	1,580,414
71,225		IWKA AG	2,270,825
50,443	@	Jenoptik AG	386,204
1,407		K+S AG	357,445
41,367		Kontron AG	732,864

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Germany (continued)
3,131		KWS Saat AG	$612,085
31,008		Leoni AG	1,297,594
6,272		MAN AG	778,064
7,651		Salzgitter AG	1,212,336
74,471		Suedzucker AG	1,582,684
11,762		United Internet AG	223,899
18,446		Vossloh AG	2,268,498
1,563		Wacker Chemie AG	341,717
			35,942,871
		Greece: 0.8%
220,838		Anek Lines SA	735,341
23,000	@	Corinth Pipeworks SA	190,541
92,199		Hellenic Technodomiki Tev SA	1,185,099
11,709		Piraeus Port Authority	469,855
21,600		Tsakos Energy Navigation Ltd.	744,120
			3,324,956
		Hong Kong: 2.2%
576,000		Great Eagle Holding Co.	1,937,955
794,400		Hkr International Ltd.	574,600
247,500		Hongkong & Shanghai Hotels	385,880
491,000		Hopewell Holdings	2,146,257
587,000		Hysan Development Co., Ltd.	1,737,522
954,000		K Wah International Holdings Ltd.	481,325
18,800	@	Khd Humboldt Wedag International	516,812
125,000		Mandarin Oriental International Ltd.	252,694
2,185,000		Minmetals Resources Ltd.	900,206
2,004,000		Sinolink Worldwide Holdings	321,110
			9,254,361
		Ireland: 0.8%
82,024		Iaws Group PLC	1,671,137
64,639		Kerry Group PLC	1,739,671
			3,410,808
		Italy: 5.5%
61,719		ACEA S.p.A.	1,138,907
307,804		AEM S.p.A.	1,237,450
110,886		Banca Popolare di Milano Scrl	1,401,733
59,307		Benetton Group S.p.A.	809,108
51,320		Biesse S.p.A.	1,065,776
59,900		Buzzi Unicem S.p.A.	1,417,382
23,052		Buzzi Unicem S.p.A. RNC	368,623
146,178	@	DeA Capital S.p.A.	383,148
595,570	@	Ducati Motor Holding S.p.A.	1,072,486
385,068		IMMSI S.p.A.	608,205
279,436	@	Impregilo S.p.A.	1,526,866
163,731		Indesit Co. S.p.A.	2,316,891
28,528		Italcementi S.p.A. RNC	403,642
10,989		Italmobiliare S.p.A.	670,653
10,044		Italmobiliare S.p.A. RNC	852,315
29,191		Permasteelisa S.p.A.	481,949
425,719		Piaggio & C S.p.A.	1,150,044
165,926		Recordati S.p.A.	1,420,835
215,838		Safilo Group S.p.A.	627,799
530,735	@	Sorin S.p.A.	983,427
391,858		Terna S.p.A	1,644,807
586,760		Unipol S.p.A.	1,654,781
			23,236,827
		Japan: 16.4%
126,000		Aida Engineering Ltd.	704,363
4,600		Alfresa Holdings Corp.	283,671
38,500		Aoyama Trading Co., Ltd.	876,082
25,400		Arisawa Manufacturing Co., Ltd.	215,500
312,000		Atsugi Co., Ltd.	420,039
46,700		Autobacs Seven Co., Ltd.	977,198
9,500		Bank of Iwate Ltd.	611,211
213,000		Bank of Nagoya Ltd.	1,340,869
13,000		Bank of Okinawa Ltd.	445,474
88,000		Best Denki Co., Ltd.	555,188
592,900		Chugai Mining Co., Ltd.	247,526
78,000	@	Chuo Denki Kogyo Co., Ltd.	744,027
125,000		COMSYS Holdings Corp.	1,080,213
76,100		Culture Convenience Club Co., Ltd.	350,187
73,000		Daimei Telecom Engineering Corp.	564,525
51		Dena Co., Ltd.	311,770
82,000		Denki Kogyo Co., Ltd.	472,285
7,860		Diamond Lease Co., Ltd.	296,451
106,000		Eighteenth Bank Ltd.	400,790
28,100		Enplas Corp.	289,540
31,000		Ezaki Glico Co., Ltd.	333,189
31,700		Fuji Machine Manufacturing Co., Ltd.	620,596
207,000		Fukuyama Transporting Co., Ltd.	835,924
68,100		Glory Ltd.	1,407,358
72,000		Higashi-Nippon Bank Ltd.	263,782
144,000		Higo Bank Ltd.	893,397

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
46,100		Hitachi Capital Corp.	$616,586
90,000		Hitachi Kokusai Electric, Inc.	944,263
31,900		Hitachi Software Engineering Co., Ltd.	764,669
155,000		Hokkoku Bank Ltd.	723,525
82,900		House Foods Corp.	1,472,392
128,000		Hyakugo Bank Ltd.	738,630
69,400		Ines Corp.	336,497
59,400		Itochu Enex Co., Ltd.	370,572
130,000		Itoham Foods, Inc.	653,748
59,500		Itoki Corp.	323,566
166,000		Jaccs Co., Ltd.	468,337
57,000	@	Japan Asia Investment Co., Ltd.	288,658
30,800		Japan Digital Laboratory Co.	387,138
164,000		Japan Radio Co., Ltd.	519,894
152,000		Jeol Ltd.	632,043
180,000		Juroku Bank Ltd.	993,602
102,000		Kagoshima Bank Ltd.	716,590
128,000		Keiyo Bank Ltd.	835,548
79,500		Keiyo Co., Ltd.	423,622
63,400	@	Kimoto Co., Ltd.	531,943
77,000		Koa Corp.	511,895
23,600		Macnica, Inc.	481,212
137,000		Maeda Road Construction Co., Ltd.	1,123,867
83,700		Maruetsu, Inc.	638,150
78,000		Mie Bank Ltd.	401,461
315,000		Mitsui Matsushima Co., Ltd.	734,618
192,000		Mitsui Sugar Co., Ltd.	698,681
66,000		Nanto Bank Ltd.	320,164
68,900		NEC Networks & System Integration Corp.	954,300
233,000		Nichirei Corp.	1,095,598
38,200		Nifco, Inc.	855,460
26,600	@	Nihon Eslead Corp.	410,053
122,000		Nippon Chemical Industrial Co., Ltd.	277,625
56,200		Nippon Pillar Packing Co., Ltd.	351,074
27,000		Nippon Seiki Co., Ltd.	449,725
256,000	@	Nippon Sharyo Ltd.	463,601
359,000		Nippon Sheet Glass Co., Ltd.	1,657,372
92,600		Nippon Shinyaku Co., Ltd.	955,819
259,000		Nippon Synthetic Chemical Industry Co., Ltd.	1,192,327
137,600	@	NIS Group Co., Ltd.	268,676
176,000		Nissan Shatai Co., Ltd.	1,327,732
113,300		Nisshinbo Industries, Inc.	1,220,048
5,400		Nitori Co., Ltd.	284,502
109,000		Nittetsu Mining Co., Ltd.	603,754
107,000	@	Nitto Boseki Co., Ltd.	223,122
27,200		Oiles Corp.	544,301
70,000		Oita Bank Ltd.	467,113
105,000		Okabe Co., Ltd.	369,096
69,000		Pacific Industrial Co., Ltd.	296,579
22,600		Ryosan Co., Ltd.	542,333
108,000		Sanden Corp.	563,471
126,000		San-In Godo Bank Ltd.	1,012,775
42,000		Sanken Electric Co., Ltd.	212,819
161,000		Seika Corp.	330,157
38,100		Shima Seiki Manufacturing Ltd.	1,597,864
55,100		Shin-Etsu Polymer Co., Ltd.	337,511
55,700		Shizuoka Gas Co., Ltd.	268,731
26,300	@	SHO-BOND Holdings Co., Ltd.	325,458
29,700		Sugi Pharmacy Co., Ltd.	815,632
221,000		Sumitomo Bakelite Co. Ltd.	1,173,918
51,000		Taihei Dengyo Kaisha Ltd.	391,699
124,000	@	Takasago International Corp.	790,851
120,000		Tamura Corp.	475,269
89,500		Tecmo Ltd.	1,035,415
76,000		Tochigi Bank Ltd.	471,881
61,500		Toho Pharmaceutical Co., Ltd.	1,318,587
11,600		Tokyo Seimitsu Co., Ltd.	235,679
118,000		Tokyo Style Co., Ltd.	1,145,173
25,000		Tokyo Tatemono Co., Ltd.	212,711
148,000		Toshiba Plant Systems & Services Corp.	1,178,955
178,900		Toshiba Tec Corp.	1,138,857
43,800		Towa Corp.	397,237
142,000		Toyo Kohan Co., Ltd.	562,694
22,700		Urban Corp.	211,448
81,500		Usen Corp.	501,725
160,000		Wacoal Holdings Corp.	2,181,394
45,000		Yamanashi Chuo Bank Ltd.	257,856
40,000		Yamato Kogyo Co., Ltd.	1,511,335
104,000		Yuken Kogyo Co., Ltd.	303,554
9,600		Zenrin Co., Ltd.	309,204
			69,273,096

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Netherlands: 1.9%
38,900		Chicago Bridge & Iron Co. NV	$1,730,661
12,000		CNH Global NV	593,520
56,343		Hagemeyer NV	394,730
18,428		Hunter Douglas NV	1,197,269
36,976		Koninklijke BAM Groep NV	699,376
7,022		Koninklijke DSM NV	296,429
74,607		OCE NV	1,463,800
18,663		SBM Offshore NV	541,474
3,917	@	TomTom	216,188
15,113		Unit 4 Agresso NV	355,385
15,872		Wolters Kluwer NV	454,964
			7,943,796
		Norway: 0.8%
47,500		Aker Yards AS	427,461
38,300		Cermaq ASA	392,904
54,800		Norwegian Property ASA	554,802
49,300	@	ODIM ASA	517,512
14,200		Tandberg ASA	247,512
95,800	@	TGS Nopec Geophysical Co. ASA	1,169,858
			3,310,049
		Papua New Guinea: 0.2%
160,301	@	Lihir Gold Ltd.	521,817
72,858		Oil Search Ltd.	283,420
			805,237
		Portugal: 0.7%
422,239		Portucel Empresa Produtora de Pasta e Papel SA	1,219,595
124,140		Semapa-Sociedade de Investimento e Gestao	1,454,453
10,869	@	Sonae Capital	29,248
116,863		Sonae SGPS SA	221,245
			2,924,541
		Singapore: 0.5%
70,000		Haw Par Corp., Ltd.	298,871
211,000		Hong Leong Asia Ltd.	452,869
259,000	@	Orchard Parade Holdings Ltd.	197,506
1,193,000		Sunningdale Tech Ltd.	162,522
49,500	@	Verigy Ltd.	1,033,560
			2,145,328
		South Korea: 3.7%
165,128		Asiana Airlines	1,200,597
6,770	@	Binggrae Co., Ltd.	226,169
19,280		BNG Steel Co., Ltd.	224,469
6,632	@	Cheil Industries, Inc.	267,702
10,020	@	ChungHo Comnet Co., Ltd.	217,054
4,987		Daewoong Pharmaceutical Co., Ltd.	515,640
17,030		Daishin Securities Co., Ltd.	434,743
1,173	@	DC Chemical Co., Ltd.	284,475
2,459	@	Dong-A Pharmaceutical Co., Ltd.	259,688
5,300		Dongbu Insurance Co., Ltd.	214,822
20,050		Dongkuk Steel Mill Co., Ltd.	820,823
1,460	@	Doosan Corp.	203,712
59,739	@	EnE System, Inc.	396,658
51,744	@	Hanarotelecom, Inc.	618,519
27,940		Hyundai Marine & Fire Insurance Co., Ltd.	578,878
46,974	@	Jeonbuk Bank	405,274
78,936	@	Korea Technology Investment Corp.	135,363
12,150	@	Kumho Electric, Inc.	354,627
36,801	@	Kumho Industrial Co., Ltd.	1,341,127
11,772	@	LG Life Sciences Ltd.	760,838
367	@	Lotte Chilsung Beverage Co., Ltd.	425,545
1,696	@	Lotte Samkang Co., Ltd.	376,102
533,500	@	Mirae Corp.	253,629
120,080	@	ON*Media Corp.	572,159
30,050	@	Poongsan Corp.	529,366
1,675	@	Samchully Co., Ltd.	357,995
5,629	@	Sindo Ricoh Co., Ltd.	355,428
46,890	@	SKC Co., Ltd.	974,658
15,940		Solomon Mutual Savings Bank	217,595
82,890	@	Ssamgyong Motor Co.	430,677
757,000		Stx Pan Ocean Co., Ltd.	1,336,562
21,280	@	Youngone Corp.	237,276
			15,528,170
		Spain: 4.0%
59,409		Acerinox SA	1,403,964
10,551		Adolfo Dominguez	308,653
40,782		Banco De Sabadell SA	383,915
397,559		Corp. Mapfre SA	1,623,136
17,824		Corporacion Financiera Alba SA	1,046,398
64,892		Duro Felguera SA	720,963
8,786		Gamesa Corp. Tecnologica SA	334,281
362,746		Iberia Lineas Aereas de Espana	1,239,490
5,714		Metrovacesa SA	704,017
87,575	@	Nh Hoteles SA	1,253,806
41,326		Obrascon Huarte Lain SA	1,319,593
152,996		Promotora de Informaciones SA (PRISA)	2,430,281

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Spain (continued)
72,277		Telecomunicaciones y Energia	$414,876
44,096		Union Fenosa SA	2,948,364
37,018		Viscofan SA	778,132
			16,909,869
		Sweden: 1.8%
43,400	@	Bure Equity AB	242,023
18,700		Hexagon AB	330,564
29,700		Holmen AB	994,502
85,400		Kinnevik Investment AB	1,701,354
75,500		Kungsleden AB	822,663
6,550		Lundbergforetagen AB - B Shares	336,350
23,200	@	Lundin Petroleum AB	230,648
13,400		ORC Software AB	278,123
161,100		Peab AB	1,505,612
41,400	@	Peab AB	299,314
122,200		RNB Retail and Brands AB	621,310
21,300		Wallenstam Byggnads AB	376,142
			7,738,605
		Switzerland: 7.1%
7,345	@	Actelion Ltd. - Reg	367,207
42,180		Adecco SA	2,214,246
21,604		Baloise Holding AG	1,920,265
1,452		Banque Cantonale Vaudoise	621,486
6,677		Bucher Industries AG	1,501,514
2,534		Flughafen Zuerich AG	898,346
5,856		Galenica AG	1,998,368
3,570		Geberit AG - Reg	497,219
3,746		Helvetia Holding AG	1,354,313
30,992		Holcim Ltd.	3,026,891
725		Inficon Holding AG - Reg	92,392
486		Jelmoli Holding AG	1,082,750
4,029		Kuehne & Nagel International AG	368,554
14,106	@	Logitech International SA	428,388
35,832	@	Micronas Semiconductor Holding AG	258,846
3,907		OC Oerlikon Corp. AG	1,434,997
22,942		PSP Swiss Property AG	1,302,536
3,742		Rieter Holding AG	1,356,056
5,194		Schindler Holding AG	311,237
248		SGS SA	323,465
188		Sulzer AG	197,446
8,976		Swatch Group AG - BR	2,423,404
9,361		Swiss Life Holding	2,273,352
6,452		Syngenta AG	1,701,505
2,926		Synthes, Inc.	374,739
5,916		Valora Holding AG	1,376,907
			29,706,429
		United Kingdom: 15.6%
24,026		Amec PLC	330,641
477,444		ARM Holdings PLC	1,117,333
149,777		Axon Group PLC	1,427,274
197,343		Balfour Beatty PLC	1,681,364
72,353		Bellway PLC	1,152,630
182,579		Bodycote International	644,132
126,017		Bovis Homes Group PLC	1,533,354
214,265		Brit Insurance Holdings PLC	970,219
176,621		British Airways PLC	1,179,212
223,773		Britvic PLC	1,340,417
272,334		Cable & Wireless PLC	869,598
10,194	@	Cairn Energy PLC	523,501
37,199		Capita Group PLC	487,621
42,134		Capital & Regional PLC	392,517
14,387	@	Charter PLC	200,441
343,562		Chaucer Holdings PLC	666,808
36,970		Chemring Group PLC	1,592,348
46,369	@	CLS Holdings PLC	337,314
143,748	@	Colt Telecom Group SA	427,256
11,291	@	Dana Petroleum PLC	299,664
57,055		De La Rue PLC	1,033,533
1,336,883		Dimension Data Holdings PLC	1,402,361
18,996		Drax Group PLC	191,533
218,222		DS Smith PLC	688,877
31,652		Elementis PLC	39,149
101,576		Emap PLC	1,862,307
242,509		Enodis PLC	688,055
24,760		Expro International Group	459,181
269,358		F&C Asset Management PLC	1,012,269
21,305		Firstgroup PLC	282,469
499,920		Friends Provident PLC	1,390,761
146,351		Gcap Media PLC	545,710
102,985		Greene King PLC	1,538,640
6,871		Greggs PLC	603,276
57,821		Group 4 Securicor PLC	254,234
114,149	@	Gyrus Group PLC	1,430,040

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
154,299		Informa PLC	$1,205,702
121,514	@	Invensys PLC	551,029
503,752		JJB Sports PLC	1,138,085
1		Kelda Group PLC	22
43,773		Keller Group PLC	467,930
48,520		Kier Group PLC	1,132,266
457,503		Kingston Communications PLC	404,606
57,848		London Stock Exchange Group PLC	1,963,893
24,391		Lonmin PLC	1,419,796
176,468		Lookers PLC	306,327
62,450		Luminar Group Holdings PLC	434,279
204,246		Melrose PLC	603,576
169,159		Millennium & Copthorne Hotels PLC	1,211,418
61,310		Mondi PLC	472,070
62,896		Morgan Sindall PLC	1,139,124
66,008		Next PLC	1,863,027
572,723		Northgate Information Solutions PLC	1,068,859
455,015		Pendragon PLC	271,832
130,828		Pennon Group PLC	1,729,334
108,590		Persimmon PLC	1,677,244
40,498		Petrofac Ltd.	416,554
64,407		Premier Oil PLC	1,676,257
10,463	@	QXL Ricardo PLC	369,962
8,494		Randgold Resources Ltd.	414,554
206,281		Rok PLC	405,726
62,978		Schroders PLC	1,372,697
58,183		Schroders PLC - Non Voting	1,135,414
265,219		Shanks Group PLC	1,129,566
349,398		Stagecoach Group PLC	1,685,053
41,764		Travis Perkins PLC	969,943
100,439		Tullow Oil PLC	1,203,478
59,990		Vedanta Resources PLC	2,178,182
20,079		Venture Production PLC	269,804
74,815		VT Group PLC	957,314
115,707		Weir Group PLC	1,719,324
11,747		Whitbread PLC	319,249
			65,879,535
		United States: 0.2%
58,000		Virgin Media, Inc.	969,760
			969,760
		Total Common Stock (Cost $458,138,778)	403,254,682
REAL ESTATE INVESTMENT TRUSTS: 3.2%
		Australia: 0.7%
684,596		CFS Retail Property Trust	1,311,225
970,775		Commonwealth Property Office Fund	1,231,421
365,562		Macquarie CountryWide Trust	494,905
			3,037,551
		France: 0.5%
3,001		Gecina SA	414,373
6,046		Unibail	1,434,719
			1,849,092
		Hong Kong: 0.1%
1,161,000	@	Prosperity Real Estate Investment Trust	239,083
			239,083
		Netherlands: 0.8%
20,978		Nieuwe Steen Investments Funds NV	560,568
16,905		Vastned Retail NV	1,662,603
10,521		Wereldhave NV	1,172,827
			3,395,998
		United Kingdom: 1.1%
55,968		Hammerson PLC	1,271,712
89,258		Liberty International PLC	1,909,553
121,369		Segro PLC	1,226,946
65,396		Workspace Group PLC	367,661
			4,775,872
		Total Real Estate Investment Trusts (Cost $14,416,021)	13,297,596
EXCHANGE-TRADED FUNDS: 2.3%
		Developed Markets: 2.3%
135,000		iShares MSCI EAFE Index Fund	9,759,150

		Total Exchange-Traded Funds (Cost $10,797,055)	9,759,150
MUTUAL FUNDS: 0.3%
		Australia: 0.1%
482,040	**	ING Office Fund	557,045
			557,045

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
	United Kingdom: 0.2%
19,430	Caledonia Investments PLC		$765,374
			765,374
	Total Mutual Funds (Cost $1,525,468)		1,322,419
PREFERRED STOCK: 0.7%
	Germany: 0.1%
8,703	Draegerwerk AG		519,070
			519,070
	Italy: 0.6%
43,458	Instituto Finanziario Industriale S.p.A.		1,272,845
516,375	Unipol S.p.A.		1,361,177
			2,634,022
	Total Preferred Stock (Cost $4,202,691)		3,153,092
RIGHTS: 0.0%
	South Korea: 0.0%
2,666	Kumho Industrial Co., Ltd. - Rights		—

	Total Rights (Cost $-)		—
	Total Long-Term Investments (Cost $489,080,013)		430,786,939

Principal Amount			Value
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreement: 0.3%
$1,475,000	Deutsche Bank Repurchase Agreement dated 01/31/08, 2.850%, due 02/01/08, $1,457,115 to be received upon repurchase (Collateralized by $1,475,000 Federal Home Loan Bank, 4.650%, Market Value plus accrued interest $1,489,723, due 11/21/08)		$1,457,000
	Total Short-Term Investments (Cost $1,457,000)		1,457,000
	Total Investments in Securities (Cost $490,537,013)*	102.5%	$432,243,939
	Other Assets and Liabilities — Net	(2.5)	(10,714,974)
	Net Assets	100.0%	$421,528,965

@	Non-income producing security
#	Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may
	not be resold subject to that rule except to qualified institutional buyers. Unless otherwise
	noted, these securities have been determined to be liquid under the guidelines established
	by the Funds’ Board of Directors/Trustees.
**	Investment in affiliate

*	Cost for federal income tax purposes is $496,650,370.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$4,474,370
	Gross Unrealized Depreciation	(68,880,462)
	Net Unrealized Depreciation	$(64,406,092)

PORTFOLIO OF INVESTMENTS
ING Disciplined International SmallCap Fund	as of January 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.3%
Aerospace/Defense	0.8
Agriculture	0.4
Airlines	2.0
Apparel	1.4
Auto Manufacturers	0.5
Auto Parts & Equipment	0.5
Banks	3.8
Beverages	0.9
Building Materials	3.4
Chemicals	3.1
Closed-End Funds	0.2
Coal	0.3
Commercial Services	1.7
Computers	1.2
Derivatives	0.0
Distribution/Wholesale	0.5
Diversified	1.9
Diversified Financial Services	2.7
Electric	2.1
Electrical Components & Equipment	1.7
Electronics	1.9
Engineering & Construction	5.3
Environmental Control	0.3
Food	3.8
Food Service	0.3
Forest Products & Paper	1.5
Gas	0.2
Hand/Machine Tools	1.2
Healthcare - Products	1.0
Healthcare - Services	1.0
Holding Companies - Diversified	1.6
Home Builders	1.4
Home Furnishings	1.1
Household Products/Wares	0.6
Housewares	0.3
Insurance	5.3
Internet	1.0
Investment Companies	1.6
Iron/Steel	1.4
Leisure Time	0.6
Lodging	1.4
Machinery - Construction & Mining	0.2
Machinery - Diversified	2.5
Media	2.9
Metal Fabricate/Hardware	0.6
Mining	4.5
Miscellaneous Manufacturing	2.1
Office Furnishings	0.1
Office Property	0.5
Office/Business Equipment	0.4
Oil & Gas	2.9
Oil & Gas Services	1.9
Open-End Funds	0.1
Pharmaceuticals	2.7
Real Estate	3.8
Retail	3.7
Semiconductors	1.9
Shipbuilding	0.3
Shopping Centers	0.8
Software	0.7
Telecommunications	2.5
Textiles	0.3
Toys/Games/Hobbies	0.3
Transportation	1.4
Venture Capital	0.2
Water	0.4
Other Long-Term Investments	2.3
Short-Term Investments	0.3
Other Assets and Liabilities - Net	(2.5)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Diversified International Fund	as of January 31, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
376,405		ING Emerging Countries Fund - Class I		$13,095,137
5,204,934		ING Foreign Fund - Class I		101,548,267
12,195,254		ING Index Plus International Equity Fund - Class I		128,537,973
10,768,406		ING International Capital Appreciation Fund - Class I		130,943,818
5,133,441		ING International Equity Dividend Fund - Class I		46,765,649
1,391,134		ING International Real Estate Fund - Class I		16,568,401
1,150,966		ING International SmallCap Fund - Class I		50,239,669
3,976,671		ING International Value Choice Fund - Class I		46,765,650
		Total Affiliated Investment Companies
		(Cost $549,102,863)*	100.0%	$534,464,564
		Other Assets and Liabilities — Net	0.0	115,044
		Net Assets	100.0%	$534,579,608
	*	Cost for federal income tax purposes is $555,917,083.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,654,556
		Gross Unrealized Depreciation		(25,107,075)
		Net Unrealized Depreciation		$(21,452,519)

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 83.9%
		Argentina: 1.3%
171,040	@, L	Telecom Argentina SA ADR	$3,478,954
			3,478,954
		Brazil: 15.1%
103,348,352		AES Tiete SA	4,405,965
64,080	L	Brasil Telecom Participacoes SA ADR	4,474,066
322,950	L	Centrais Eletricas Brasileiras SA ADR - Class A	4,009,876
137,704		Cia de Saneamento Basico do Estado de Sao Paulo	2,909,085
244,800		Marfrig Frigorificos e Comercio de Alimentos SA	2,012,398
386,900	@	Sul America SA	6,156,527
203,580	L	Tele Norte Leste Participacoes SA ADR	5,293,080
99,900	L	Tim Participacoes SA ADR	3,815,181
1,416,788	L	Vivo Participacoes SA ADR	8,316,546
			41,392,724
		China: 3.3%
7,003,500		Weiqiao Textile Co.	8,899,965
			8,899,965
		Czech Republic: 2.2%
211,508		Telefonica O2 Czech Republic AS	6,139,266
			6,139,266
		Estonia: 0.9%
77,771		As Eesti Telekom GDR	2,428,469
			2,428,469
		Hong Kong: 6.6%
1,867,000		Dickson Concepts International Ltd.	1,383,947
12,162,000		First Pacific Co.	8,683,474
8,436,000		Fountain SET Holdings	1,676,933
7,362,000		SCMP Group Ltd.	2,577,543
3,826,000		SmarTone Telecommunications Holding Ltd.	3,685,330
			18,007,227
		Hungary: 2.8%
1,543,179		Magyar Telekom Telecommunications PLC	7,528,562
			7,528,562
		Indonesia: 0.7%
2,178,000		Gudang Garam Tbk PT	1,961,328
			1,961,328
		Israel: 2.7%
1,384,690		Bezeq Israeli Telecommunication Corp., Ltd.	2,567,409
95,399		Partner Communications	2,005,577
378,310	@	Taro Pharmaceuticals Industries	2,844,891
			7,417,877
		Malaysia: 2.5%
5,304,714	@	Proton Holdings Bhd	6,839,638
			6,839,638
		Mexico: 3.1%
329,049		Alfa SA de CV	2,025,618
178,790	L	Telefonos de Mexico SA de CV ADR	6,454,319
			8,479,937
		Pakistan: 0.6%
968,500		Nishat Mills Ltd.	1,540,075
			1,540,075
		Panama: 2.8%
499,400	L	Banco Latinoamericano de Exportaciones SA	7,705,742
			7,705,742
		Singapore: 0.6%
1,219,500		MobileOne Ltd.	1,631,591
			1,631,591
		South Africa: 3.2%
333,070		Imperial Holdings Ltd.	3,453,737
1,006,200		Jd Group Ltd.	5,160,134
			8,613,871
		South Korea: 15.9%
763,620	@, L	Daeduck Electronics Co.	3,867,937
69,260	@	Korea Electric Power Corp.	2,787,613
65,060	@	KT Corp.	3,488,382
100,820	@	KT Freetel Co., Ltd.	3,063,542
260,920	@, L	Kumho Tire Co., Inc.	3,126,438
7,232	@	Lotte Chilsung Beverage Co., Ltd.	8,385,667
13,735		Samsung Electronics Co., Ltd.	8,750,542
7,148		SK Telecom Co., Ltd.	1,628,198
333,962		SK Telecom Co., Ltd. ADR	8,292,276
			43,390,595
		Taiwan: 12.4%
12,006,612		China Motor Corp.	8,474,448
194,820		Chunghwa Telecom Co., Ltd.	414,671
42,820	L	Chunghwa Telecom Ltd. ADR	900,505
3,132,000		Far EasTone Telecommunications Co., Ltd.	3,870,468

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		Taiwan (continued)
6,696,000	@	Taishin Financial Holdings Co., Ltd.		$2,685,537
565,035	L	United Microelectron ADR		1,740,308
7,981,985		United Microelectronics Corp.		4,306,001
14,631,000		Walsin Lihwa Corp.		6,221,978
9,644,000		Winbond Electronics Corp.		2,659,773
1,899,718		Yageo Corp. GDR		2,625,600
				33,899,289
		Thailand: 7.2%
1,450,200		Bangkok Bank PCL		5,406,399
55,057,100		Charoen Pokphand Foods PCL		7,212,495
10,648,800		Siam City Bank Public Co.		4,592,770
4,078,500		Thai Union Frozen Products Public Co., Ltd.		2,477,550
				19,689,214
		Total Common Stock
		(Cost $220,258,496)		229,044,324
PREFERRED STOCK: 12.3%
		Brazil: 5.0%
1,284,267		Braskem SA		9,491,456
150,210		Contax Participacoes SA		4,244,137
				13,735,593
		South Korea: 7.3%
348,550	@	Hyundai Motor Co.		11,631,873
220,240	@	LG Chemical Ltd.		8,330,325
				19,962,198
		Total Preferred Stock
		(Cost $38,115,990)		33,697,791
		Total Long-Term Investments
		(Cost $258,374,486)		262,742,115

Principal Amount				Value
SHORT-TERM INVESTMENTS: 16.2%
		U.S. Government Agency Obligations: 1.3%
$3,697,000	Z	Federal Home Loan Bank, 1.650%, due 02/01/08		$3,696,835
		Total U.S. Government Agency Obligations
		(Cost $3,696,835)		3,696,835
		Securities Lending Collateral(cc): 14.9%
40,637,609		Bank of New York Mellon Corp. Institutional Cash Reserves		40,637,609
		Total Securities Lending Collateral
		(Cost $40,637,609)		40,637,609
		Total Short-Term Investments
		(Cost $44,334,444)		44,334,444
		Total Investments in Securities
		(Cost $302,708,930)*	112.4%	$307,076,559
		Other Assets and Liabilities — Net	(12.4)	(33,868,159)
		Net Assets	100.0%	$273,208,400

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $302,767,328.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$36,531,772
		Gross Unrealized Depreciation		(32,222,541)
		Net Unrealized Appreciation		$4,309,231

PORTFOLIO OF INVESTMENTS
ING Emerging Countries Fund	as of January 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	3.4%
Auto Manufacturers	9.9
Auto Parts & Equipment	1.1
Banks	7.5
Beverages	3.1
Chemicals	6.5
Commercial Services	1.5
Electric	4.1
Electrical Components & Equipment	2.3
Electronics	2.4
Food	1.6
Holding Companies - Diversified	5.2
Insurance	2.3
Media	0.9
Pharmaceuticals	1.0
Retail	2.4
Semiconductors	6.4
Telecommunications	29.1
Textiles	4.4
Water	1.1
Short-Term Investments	16.2
Other Assets and Liabilities - Net	(12.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2008 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 29.3%
			Argentina: 0.4%
$100,000		#, C	Cia de Transporte de Energia Electrica de Alta Tension SA, 8.875%, due 12/15/16	$87,250
	200,000	+, #	Earls Eight Ltd., 8.000% (step rate 9.000%), due 12/31/12	170,000
	13,400	+, C	Transportadora Gas del Norte, 6.500% (step rate 7.500%), due 12/31/12	11,457
	11,390	+, #, C	Transportadora Gas del Norte, 6.500% (step rate 7.500%), due 12/31/12	9,738
	20,100	+, C	Transportadora Gas del Norte, 6.500% (step rate 7.500%), due 12/31/12	17,186
	1,285,000	+, #, S	Transportadora Gas del Norte, 7.500% (step rate 9.000%), due 12/31/12	1,098,675
				1,394,306
			Brazil: 5.7%
	1,000,000		Banco Bmg SA, 9.150%, due 01/15/16	1,007,500
BRL	2,300,000	#	Banco Do Brasil, 9.750%, due 07/18/17	1,165,309
BRL	1,900,000		Banco Safra Ltd., 10.875%, due 04/03/17	970,523
BRL	500,000	#	Banco Safra Ltd., 10.875%, due 04/03/17	255,401
BRL	2,300,000		Banco Votorantim, 10.625%, due 04/10/14	1,190,861
BRL	250,000	#	Banco Votorantim, 10.625%, due 04/10/14	73,722
$252,290		S	Citigroup Funding, Inc., 6.000%, due 08/17/10	359,404
	2,401,717	#	Citigroup Funding, Inc., 6.000%, due 05/18/15	2,619,895
	2,800,000		Citigroup Funding, Inc., 9.920%, due 01/03/17	2,821,546
	975,000	#	GTL Trade Finance, Inc., 7.250%, due 10/20/17	1,018,981
	2,990,000	C	Petrobras International Finance Co., 5.875%, due 03/01/18	3,011,325
	600,000	#, C	Usiminas Commercial Ltd., 7.250%, due 01/18/18	591,595
	1,025,000	C, S	Vale Overseas Ltd., 6.250%, due 01/23/17	1,013,840
	3,050,000	C, S	Vale Overseas Ltd., 6.875%, due 11/21/36	2,840,435
				18,940,337
			Chile: 0.2%
	620,000	#, C	Alto Parana SA, 6.375%, due 06/09/17	613,800
				613,800
			Colombia: 0.9%
	835,000		Bancolombia SA, 6.875%, due 05/25/17	799,513
	695,000	#, C	EEB International Ltd., 8.750%, due 10/31/14	717,588
	1,300,000	#, C	TGI International Ltd., 9.500%, due 10/03/17	1,355,250
				2,872,351
			Dominican Republic: 0.5%
	2,025,785	#	Standard Bank PLC, 15.000%, due 03/12/12	1,663,864
	143,584		Standard Bank PLC, 16.000%, due 07/20/09	144,405
				1,808,269
			Hong Kong: 0.5%
	800,000		Bangkok Bank PCL/Hong Kong, 9.025%, due 03/15/29	873,959
	265,000	#, C	Citic Resources Finance Ltd., 6.750%, due 05/15/14	246,450
	400,000	C	Citic Resources Finance Ltd., 6.750%, due 05/15/14	375,000
				1,495,409
			India: 0.2%
	650,000	#, C	ICICI Bank Ltd, 6.625%, due 10/03/12	620,974
				620,974
			Indonesia: 2.5%
	1,300,000	#	Barclays Bank CLN, Discount Note, due 12/17/12	1,529,970
	1,200,000	#	Barclays Bank CLN, Discount Note, due 03/17/13	1,531,200
	395,000	C	BLT Finance BV, 7.500%, due 05/15/14	298,639
	100,000	#, C, S	Excelcomindo Finance Co. BV, 7.125%, due 01/18/13	98,000
	680,000	C, S	Indosat Finance Co. BV, 7.125%, due 06/22/12	669,021
	550,000		Majapahit Holding BV, 7.250%, due 06/28/17	513,072
	930,000	#	Majapahit Holding BV, 7.250%, due 06/28/17	885,825
	100,000	#, S	Majapahit Holding BV, 7.750%, due 10/17/16	99,000
	650,000		Majapahit Holding BV, 7.750%, due 10/17/16	636,108
	2,235,000	#	Majapahit Holding BV, 7.875%, due 06/29/37	2,112,075
				8,372,910
			Kazakhstan: 1.0%
	600,000		HSBK Europe BV, 7.250%, due 05/03/17	525,780
	400,000	#	HSBK Europe BV, 7.250%, due 05/03/17	350,000
	1,200,000		Kazkommerts International BV, 7.500%, due 11/29/16	968,520
	210,000	#	Kazkommerts International BV, 7.500%, due 11/29/16	168,525
	1,500,000		TuranAlem Finance BV, 8.250%, due 01/22/37	1,316,250
				3,329,075
			Mexico: 1.1%
	2,660,000	#, C	Pemex Project Funding Master Trust, 5.750%, due 03/01/18	2,717,190
	955,000	#	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	985,560
				3,702,750
			Netherlands: 0.1%
	500,000	C	Excelcomindo Finance Co., 7.125%, due 01/18/13	482,500
				482,500
			Nigeria: 1.1%
	400,000	#	UBS AG, Discount Note, due 12/27/13	458,036
	2,000,000		UBS AG, 9.850%, due 08/02/17	2,055,740
	1,200,000	#	UBS AG/Jersey Branch CLN, 0.130%, due 09/04/17	1,184,580
				3,698,356

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2008 (Unaudited) (continued)

	Principal Amount			Value
			Peru: 1.3%
$3,900,000		I	Banco Credito Del Peru, 7.170%, due 10/15/22	$1,329,470
	320,000	#, Z	Interoceanica IV Finance Ltd., 4.030%, due 11/30/18	208,544
	1,200,000	#, Z	Interoceanica IV Finance Ltd., 4.450%, due 11/30/25	552,000
	3,000,000	Z	Peru Enhanced Pass-Through Finance Ltd., 3.710%, due 05/31/18	2,058,900
	250,000	#, Z	Peru Enhanced Pass-Through Finance Ltd., 3.730%, due 05/31/18	170,625
				4,319,539
			Philippines: 1.0%
	2,300,000		National Power Corp., 6.875%, due 11/02/16	2,335,303
	305,000	#, S	National Power Corp., 6.875%, due 11/02/16	308,813
	450,000	S	National Power Corp., 9.625%, due 05/15/28	545,625
				3,189,741
			Russian Federation: 4.7%
	1,200,000	C	Alfa Bond Issuance PLC for OJSC Alfa Bank, 8.635%, due 02/22/17	1,126,405
	1,150,000	#	Alfa MTN Markets Ltd. for ABH Financial Ltd., 8.200%, due 06/25/12	1,098,250
RUB	2,000,000	S	Dal Capital for Vneshtorgbk, 7.000%, due 04/13/09	81,850
	$2,550,000	S	Gaz Capital for Gazprom, 8.625%, due 04/28/34	3,133,440
	1,500,000	C, S	Kuznetski Capital for Bank of Moscow, 7.500%, due 11/25/15	1,492,950
	545,000	#, C	Lukoil International Finance BV, 6.656%, due 06/07/22	504,125
	2,400,000	S	Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	2,781,470
	500,000		RSHB Capital SA for OJSC Russian Agricultural Bank, 6.299%, due 05/15/17	472,550
	450,000	#	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.299%, due 05/15/17	427,500
RUB	25,000,000		Sibacademfinance PLC for URSA Bank, 9.125%, due 02/26/10	943,956
	$2,000,000	#	TransCapitalInvest Ltd. for OJSC AK Transneft, 6.103%, due 06/27/12	2,063,518
	1,205,000		UBS Luxembourg SA for OJSC Vimpel Communications, 8.250%, due 05/23/16	1,206,567
				15,332,581
			South Korea: 0.7%
	1,280,000	C	Shinhan Bank, 6.819%, due 09/20/36	1,172,991
	1,230,000	C	Woori Bank, 6.208%, due 05/02/37	1,014,021
				2,187,012
			Trinidad And Tobago: 0.3%
	1,000,000	C	Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, due 05/08/22	978,518
				978,518
			Turkey: 0.1%
TRY	400,000	S	European Investment Bank, 10.000%, due 01/28/11	312,225
				312,225
			Ukraine: 2.3%
$550,000			City of Kiev Ukraine, 8.000%, due 11/06/15	542,141
	1,400,000		Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 6.800%, due 10/04/12	1,357,160
	1,500,000	S	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 7.650%, due 09/07/11	1,498,538
	1,200,000		HSBC Bank PLC for Ukrsibbank, 7.750%, due 12/21/11	1,188,972
	500,000	S	Standard Bank PLC, 8.125%, due 09/30/09	487,150
	2,600,000		UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	2,379,520
	200,000	#	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	183,040
				7,636,521
			Venezuela: 4.7%
	6,500,000	C	Petroleos de Venezuela SA, 5.250%, due 04/12/17	4,810,000
	14,350,000	C	Petroleos de Venezuela SA, 5.375%, due 04/12/27	8,932,875
	2,800,000	C	Petroleos de Venezuela SA, 5.500%, due 04/12/37	1,680,000
				15,422,875
			Total Corporate Bonds/Notes
			(Cost $ 100,414,245)	96,710,049
OTHER BONDS: 60.0%
			Argentina: 7.0%
ARS	5,000		Argentina Government International Bond, Discount Note, due 12/15/35	150
	$8,325,000	S	Argentina Government International Bond, Discount Note, due 12/15/35	995,670
	19,905,000	S	Argentina Government International Bond, 0.624%, due 12/15/35	2,567,745
ARS	4,000,000	S	Argentina Government International Bond, 2.000%, due 09/30/14	1,335,564
ARS	1,600,000	S	Argentina Government International Bond, 5.830%, due 12/31/33	614,718
	$5,000,000		Argentina Government International Bond, 7.000%, due 10/03/15	4,307,500
	4,761,694	S	Argentina Government International Bond, 8.280%, due 12/31/33	4,397,424
	1,050,000	+, #	Province of Buenos Aires Argentina, 3.000% (step rate 4.000%), due 05/15/35	400,838
	4,550,000	+, S	Province of Buenos Aires Argentina, 3.000% (step rate 4.000%), due 05/15/35	1,736,963
	280,000	#	Province of Buenos Aires Argentina, 9.375%, due 09/14/18	233,800
	2,200,000	S	Province of Buenos Aires Argentina, 9.375%, due 09/14/18	1,837,000
	4,130,000	S	Province of Buenos Aires Argentina, 9.625%, due 04/18/28	3,355,625
	839,273	S	Province of Mendoza, 5.500%, due 09/04/18	647,290
	500,000	#	Provincia Del Neuquen Titulo Provincial, 8.656%, due 10/18/14	494,375
				22,924,662
			Belize: 0.1%
	330,000	+, C	Belize Government International Bond, 4.250% (step rate 6.000%), due 02/20/29	244,200
				244,200
			Bosnia and Herzegovina: 0.1%
DEM	750,000	S, Z	Bosnia & Herzegovina Government International Bond, 12.750%, due 12/11/17	341,463
				341,463
			Brazil: 5.4%
	$6,200,000		Brazil Government International Bond, 7.125%, due 01/20/37	6,773,500
	150,000	S	Brazil Government International Bond, 8.250%, due 01/20/34	183,525
	1,680,000	S	Brazil Government International Bond, 8.750%, due 02/04/25	2,116,800
	100,000	S	Brazil Government International Bond, 8.875%, due 10/14/19	124,700
	600,000		Brazil Government International Bond, 10.125%, due 05/15/27	853,320
	3,000,000	C, S	Brazil Government International Bond, 11.000%, due 08/17/40	4,031,250
	3,800,000	C	Federative Republic of Brazil, 6.000%, due 01/17/17	3,885,500
				17,968,595

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2008 (Unaudited) (continued)

Principal Amount	Value
Colombia: 3.1%
$50,000	S	Colombia Government International Bond, 10.000%, due 01/23/12	$58,750
53,000	S	Colombia Government International Bond, 11.750%, due 02/25/20	77,778
5,080,000	S	Republic of Colombia, 7.375%, due 01/27/17	5,580,380
940,000	S	Republic of Colombia, 7.375%, due 09/18/37	1,005,800
2,055,000	S	Republic of Colombia, 8.125%, due 05/21/24	2,388,938
COP	2,061,000,000	Republic of Colombia, 9.850%, due 06/28/27	1,003,864
10,115,510
Dominican Republic: 1.5%
$2,267,927	S	Dominican Republic, 9.040%, due 01/23/18	2,527,786
250,000	#, S	Dominican Republic International Bond, 8.625%, due 04/20/27	285,000
1,865,000	Dominican Republic International Bond, 8.625%, due 04/20/27	2,126,100
4,938,886
El Salvador: 2.1%
200,000	#, S	El Salvador Government International Bond, 7.650%, due 06/15/35	225,000
2,430,000	S	El Salvador Government International Bond, 7.650%, due 06/15/35	2,733,750
3,240,000	El Salvador Government International Bond, 8.250%, due 04/10/32	3,871,800
6,830,550
Ghana: 0.3%
900,000	#	Republic of Ghana, 8.500%, due 10/04/17	954,000
954,000
Indonesia: 3.0%
200,000	#	Indonesia Government International Bond, 6.625%, due 02/17/37	187,500
4,250,000	Indonesia Government International Bond, 6.625%, due 02/17/37	3,972,900
835,000	#	Indonesia Government International Bond, 6.875%, due 01/17/18	866,313
3,000,000	Indonesia Government International Bond, 7.500%, due 01/15/16	3,216,051
880,000	#	Indonesia Government International Bond, 7.750%, due 01/17/38	935,000
670,000	S	Indonesia Government International Bond, 8.500%, due 10/12/35	764,395
9,942,159
Iraq: 1.8%
9,050,000	C, S	Republic of Iraq, 5.800%, due 01/15/28	6,108,750
6,108,750
Ivory Coast: 0.0%
400,000	S	Ivory Coast Government International Bond, 2.000%, due 03/30/18	147,000
147,000
Lebanon: 0.1%
210,000	Lebanon Government International Bond, 8.250%, due 04/12/21	197,400
197,400
Mexico: 3.7%
MXN	55,000,000	Mexican Bonos, 8.000%, due 12/17/15	5,190,576
$2,200,000	C	Mexico Government International Bond, 5.625%, due 01/15/17	2,280,300
2,100,000	Mexico Government International Bond, 7.500%, due 04/08/33	2,467,500
1,700,000	Mexico Government International Bond, 8.300%, due 08/15/31	2,156,450
12,094,826
Nigeria: 0.0%
500,000	S	Central Bank of Nigeria, 5.092%, due 01/05/10	78,950
78,950
Pakistan: 1.1%
2,490,000	Islamic Republic of Pakistan, 6.875%, due 06/01/17	2,122,725
610,000	Pakistan Government International Bond, 7.125%, due 03/31/16	512,178
1,010,000	S	Pakistan Government International Bond, 7.875%, due 03/31/36	855,873
3,490,776
Panama: 1.0%
50,000	Panama Government International Bond, 6.700%, due 01/26/36	50,750
1,595,000	S	Panama Government International Bond, 7.125%, due 01/29/26	1,700,270
1,000,000	Panama Government International Bond, 8.875%, due 09/30/27	1,260,000
130,000	S	Panama Government International Bond, 9.375%, due 04/01/29	172,250
3,183,270
Peru: 2.4%
276,000	C	Peru Government International Bond, 6.438%, due 03/07/17	273,792
3,500,000	Peru Government International Bond, 6.550%, due 03/14/37	3,611,650
PEN	5,000,000	#	Peru Government International Bond, 6.900%, due 08/12/37	1,682,393
$1,420,000	S	Peru Government International Bond, 7.350%, due 07/21/25	1,618,800
370,000	S	Peru Government International Bond, 8.750%, due 11/21/33	491,175
140,000	Republic of Peru, 6.437%, due 03/07/17	139,580
7,817,390
Philippines: 4.2%
3,630,000	S	Philippine Government International Bond, 7.750%, due 01/14/31	4,101,900
550,000	Philippine Government International Bond, 8.000%, due 01/15/16	627,000
4,500,000	Philippine Government International Bond, 8.250%, due 01/15/14	5,141,250
1,100,000	Philippine Government International Bond, 8.875%, due 03/17/15	1,303,500
2,000,000	Philippine Government International Bond, 9.000%, due 02/15/13	2,320,000
270,000	S	Philippine Government International Bond, 9.875%, due 01/15/19	347,288
13,840,938
Russian Federation: 6.2%
9,098,100	S	Russia Government International Bond, 7.500%, due 03/31/30	10,471,782
5,500,000	S	Russia Government International Bond, 12.750%, due 06/24/28	10,097,038
20,568,820
South Africa: 0.1%
205,000	South Africa Government International Bond, 5.875%, due 05/30/22	198,206
198,206

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2008 (Unaudited) (continued)

	Principal Amount				Value
			Sri Lanka: 0.1%
$370,000		#	Democratic Socialist Republic of Sri Lanka, 8.250%, due 10/24/12		$336,700
					336,700
			Turkey: 7.2%
	6,250,000	S	Republic of Turkey, 7.000%, due 09/26/16		6,671,875
	1,000,000		Turkey Government International Bond, 6.875%, due 03/17/36		987,500
	220,000	S	Turkey Government International Bond, 7.250%, due 03/15/15		238,425
	7,550,000	S	Turkey Government International Bond, 7.375%, due 02/05/25		8,003,000
	1,530,000	S	Turkey Government International Bond, 8.000%, due 02/14/34		1,707,863
	2,500,000		Turkey Government International Bond, 9.500%, due 01/15/14		2,984,375
TRY	3,080,000		Turkey Government International Bond, 10.000%, due 02/15/12		3,013,960
TRY	130,000		Turkey Government International Bond, 14.000%, due 01/19/11		105,636
					23,712,634
			Ukraine: 2.6%
	$7,200,000	S	Ukraine Government International Bond, 6.580%, due 11/21/16		7,229,189
	180,000	#, S	Ukraine Government International Bond, 6.580%, due 11/21/16		180,900
	1,180,000		Ukraine Government International Bond, 7.650%, due 06/11/13		1,269,692
					8,679,781
			Uruguay: 3.4%
	205,000	S	Oriental Republic of Uruguay, 7.625%, due 03/21/36		216,993
	100,000		Uruguay Government International Bond, 7.500%, due 03/15/15		109,375
	3,517,500	&	Uruguay Government International Bond, 7.875%, due 01/15/33		3,848,145
	3,300,000	S	Uruguay Government International Bond, 8.000%, due 11/18/22		3,659,700
	2,780,000	S	Uruguay Government International Bond, 9.250%, due 05/17/17		3,391,600
					11,225,813
			Venezuela: 3.6%
	2,200,000		Bolivarian Republic of Venezuela, 9.375%, due 01/13/34		2,233,000
	1,400,000		Republic of Venezuela, 6.000%, due 12/09/20		1,081,500
	3,000,000		Venezuela Government International Bond, 5.750%, due 02/26/16		2,523,000
	1,900,000		Venezuela Government International Bond, 7.000%, due 12/01/18		1,662,500
	3,800,000	S	Venezuela Government International Bond, 7.650%, due 04/21/25		3,315,500
	300,000	S	Venezuela Government International Bond, 8.500%, due 10/08/14		300,000
	300,000	S	Venezuela Government International Bond, 9.250%, due 09/15/27		305,250
	340,000	S	Venezuela Government International Bond, 13.625%, due 08/15/18		436,050
					11,856,800
			Total Other Bonds
			(Cost $ 199,322,296)		197,798,079
			Total Investments in Securities
			(Cost $ 299,736,541)*	89.4%	$294,508,128
			Other Assets and Liabilities — Net	10.6	35,051,990
			Net Assets	100.0%	$329,560,118

		&	Payment-in-kind
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		C	Bond may be called prior to maturity date.
		I	Illiquid security.
		S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		ARS	Argentine Peso
		BRL	Brazilian Real
		COP	Colombian Peso
		DEM	German Mark
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		RUB	Russian Ruble
		TRY	Turkish Lira
		*	Cost for federal income tax purposes is $299,812,179.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation		$4,670,141
			Gross Unrealized Depreciation		(9,974,192)
			Net Unrealized Depreciation		$(5,304,051)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Banks	6.7%
Diversified Financial Services	6.2
Electric	2.5
Foreign Government Bonds	61.4
Forest Products & Paper	0.2
Gas	0.3
Iron/Steel	0.5
Mining	1.2
Multi-National	0.1
Municipal	0.2
Oil & Gas	9.1
Telecommunications	0.5
Transportation	0.5
Other Assets and Liabilities - Net	10.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets Fixed Income Fund	as of January 31, 2008 (Unaudited) (continued)

ING Emerging Markets Fixed Income Fund Open Futures Contracts on January 31, 2008

	Number of	Notional		Unrealized
Contract Description	Contracts	Market Value ($)	Expiration Date	Appreciation/(Depreciation)
Long Contracts
U.S. Treasury Long Bond	19	2,266,938	03/19/08	$42,703
				$42,703

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2008 (Unaudited)

Shares				Value
COMMON STOCK: 20.5%
		Finland: 4.4%
41,700		Citycon OYJ		$231,104
				231,104
		Germany: 1.5%
2,200		Deutsche Euroshop AG		78,109
				78,109
		Sweden: 2.9%
15,300		Hufvudstaden AB		148,513
				148,513
		Switzerland: 5.3%
2,900		PSP Swiss Property AG		164,648
2,000	@	Swiss Prime Site AG		113,315
				277,963
		United Kingdom: 6.4%
13,500		Helical Bar PLC		104,418
67,000		Safestore Holdings Ltd.		201,858
4,600		Unite Group PLC		30,550
				336,826
		Total Common Stock
		(Cost $1,129,921)		1,072,515
REAL ESTATE INVESTMENT TRUSTS: 74.6%
		Belgium: 1.9%
500		Cofinimmo		97,497
				97,497
		France: 23.5%
425		Fonciere Des Regions		56,378
3,100		Klepierre		165,519
3,500		Mercialys		130,726
3,700		Unibail		878,012
				1,230,635
		Netherlands: 10.9%
3,800		Corio NV		313,818
4,900		Eurocommercial Properties NV		260,439
				574,257
		United Kingdom: 38.3%
8,900		British Land Co. PLC		180,154
6,300		Derwent Valley Holdings PLC		172,435
16,300		Great Portland Estates PLC		157,746
14,100		Hammerson PLC		320,380
25,600		Land Securities Group PLC		816,271
8,400		Liberty International PLC		179,707
13,800		Segro PLC		139,507
4,200		Shaftesbury PLC		44,393
				2,010,593
		Total Real Estate Investment Trusts
		(Cost $3,898,678)		3,912,982
MUTUAL FUNDS: 1.8%
		Luxembourg: 1.8%
6,100		Prologis European Properties		92,140
		Total Mutual Funds
		(Cost $82,436)		92,140
		Total Investments in Securities
		(Cost $5,111,035)*	96.9%	$5,077,637
		Other Assets and Liabilities — Net	3.1	164,277
		Net Assets	100.0%	$5,241,914

PORTFOLIO OF INVESTMENTS
ING European Real Estate Fund	as of January 31, 2008 (Unaudited) (continued)

@	Non-income producing security
*	Cost for federal income tax purposes is $5,122,424.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$84,931
	Gross Unrealized Depreciation	(129,718)
	Net Unrealized Depreciation	$(44,787)

Percentage of
Industry	Net Assets
Closed-End Funds	1.8%
Diversified	66.5
Office Property	8.1
Real Estate	16.6
Storage/Warehousing	3.9
Other Assets and Liabilities - Net	3.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 88.1%
		Australia: 4.3%
173,229		BHP Billiton Ltd.	$5,808,330
22,034	@	Crown Ltd.	230,249
34,518		John Fairfax Holdings Ltd.	127,211
1,775,942		Macquarie Airports Management Ltd.	6,260,387
220,666		Newcrest Mining Ltd.	6,985,359
22,034		Publishing & Broadcasting Ltd.	88,689
74,948		Rio Tinto Ltd.	8,454,928
			27,955,153
		Austria: 3.7%
46,581		Erste Bank der Oesterreichischen Sparkassen AG	2,533,192
4,643		Flughafen Wien AG	519,023
212,232	@	Immoeast Immobilien Anlagen AG	1,879,167
10,543		Oesterreichische Elektrizitaetswirtschafts AG	697,591
144,450		OMV AG	10,419,105
37,989		Raiffeisen International Bank Holding AG	4,852,177
18,558		Telekom Austria AG	522,853
22,052		Wiener Staedtische Allgemeine Versicherung AG	1,699,761
17,795		Wienerberger AG	816,700
			23,939,569
		Belgium: 1.4%
119,914		Fortis	2,682,113
2,814		Groupe Bruxelles Lambert SA	327,076
28,487		Kbc Ancora	2,797,874
25,760		KBC Groep NV	3,288,733
			9,095,796
		Bermuda: 0.2%
16,828	@, L	Central European Media Enterprises Ltd.	1,595,126
			1,595,126
		Brazil: 0.2%
77,769		Bovespa Holding SA	1,136,250
			1,136,250
		Bulgaria: 0.0%
60,720	@	Bulgaria Compensation Notes	18,235
25,950	@	Bulgaria Housing Compensation Notes	8,087
117,641	@	Bulgaria Reg Compensation Vouchers	37,172
			63,494
		Canada: 3.0%
27,048		Cameco Corp.	915,923
4,607		Canadian Natural Resources Ltd.	294,622
21,280		Imperial Oil Ltd.	1,046,144
332,007	@	Ivanhoe Mines Ltd.	3,257,078
20,272	@	Opti Canada Inc.	334,148
40,447		Potash Corp. of Saskatchewan	5,713,459
47,634	@	Research In Motion Ltd.	4,471,880
26,891		Suncor Energy, Inc.	2,528,271
36,061		Talisman Energy, Inc.	569,621
59,492	@	UTS Energy Corp.	315,221
			19,446,367
		Chile: 0.1%
3,779		Sociedad Quimica y Minera de Chile SA ADR	669,714
			669,714
		China: 0.6%
2,785,580		Beijing Capital International Airport Co., Ltd.	3,565,279
140,555		Weiqiao Textile Co.	178,616
337,572		Wumart Stores, Inc.	229,018
			3,972,913
		Cyprus: 0.7%
272,293		Bank of Cyprus Public Co., Ltd.	4,252,142
			4,252,142
		Czech Republic: 2.4%
70,925	S	Komercni Banka AS	15,445,690
			15,445,690
		Denmark: 0.6%
2,755		ALK-Abello A/S	304,560
2,668		Carlsberg A/S	281,428
2,781		Danske Bank A/S	99,931
8,993		Flsmidth & Co. A/S	803,529
33,240		Novo-Nordisk A/S	2,097,126
5,943	@	Vestas Wind Systems A/S	577,225
			4,163,799
		Finland: 3.2%
3,035		Elisa OYJ	86,612
109,990		Fortum OYJ	4,458,977

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Finland (continued)
30,177		Kemira OYJ	$421,773
6,134		Kesko OYJ	314,925
5,007		Metso OYJ	235,548
278,489	S	Nokia OYJ	10,254,639
6,054		Nokian Renkaat OYJ	206,354
17,987		OKO Bank	325,904
25,562		Orion OYJ	576,883
15,402		Outotec OYJ	747,857
37,180		Ramirent OYJ	580,488
32,706		Sanoma-WSOY OYJ	854,526
86,668		YIT OYJ	1,838,509
			20,902,995
		France: 9.5%
4,126		Accor SA	316,466
34,414		ADP	3,860,150
24,783		Air Liquide	3,455,664
3,563		Alstom	719,505
26,163		BNP Paribas	2,595,222
17,929		Bouygues SA	1,382,315
6,250	@	Bureau Veritas SA	304,681
16,197		Cie de Saint-Gobain	1,267,456
20,555		Credit Agricole SA	632,546
1,940		EDF Energies Nouvelles S.A.	128,446
57,761		Electricite de France	6,024,226
6,547		Eurazeo	695,356
74,968		France Telecom SA	2,643,965
21,073		JC Decaux SA	686,486
32,078		Lafarge SA	5,069,639
52,913		LVMH Moet Hennessy Louis Vuitton SA	5,433,806
10,854		M6-Metropole Television	268,102
8,072		Neuf Cegetel	419,817
3,616		Nexity	165,917
22,766		Pernod-Ricard SA	2,421,928
14,781		PPR	2,080,299
4,248		Remy Cointreau SA	256,207
2,792		Renault SA	318,670
16,153		Sanofi-Aventis	1,317,246
12,093		Societe Generale	1,519,033
35,364		Societe Television Francaise 1	895,974
4,060		Sodexho Alliance SA	220,913
73,843		Suez SA	4,523,173
3,701		Technip SA	239,048
111,364	S	Total SA	8,104,904
14,542		Veolia Environnement	1,196,142
34,710		Vinci SA	2,372,991
8,216		Vivendi	331,069
1,802		Wendel Investissement	180,808
			62,048,170
		Germany: 6.8%
3,261		Adidas AG	208,187
3,485		Allianz AG	624,989
31,288		Bayer AG	2,582,142
73,337		Commerzbank AG	2,225,495
3,543		Continental AG	371,101
28,378		DaimlerChrysler AG	2,224,246
2,777		Deutsche Bank AG	313,984
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	382,162
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	219,100
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	179,988
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	431,495
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	214,488
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	1,015,229
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	157,903
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	36,352
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	264,584
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	59,416
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	51,495
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	118,210
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	82,774
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	68,345
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	99,232
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	30,313
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	58,716
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	51,035
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	10,879
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	558,840
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	95,241
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	607,390
35	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	131,460
35		Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	—
11,157		Deutsche Boerse AG	1,963,916

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Germany (continued)
11,990		Deutsche Post AG	$387,204
2,963		Deutsche Postbank AG	246,369
20,410		Deutsche Telekom AG	418,682
28,701		E.ON AG	5,312,860
93,447		Fraport AG Frankfurt Airport Services Worldwide	7,008,885
41,151		Fresenius AG	3,271,155
60,636		Fresenius Medical Care AG & Co. KGaA	3,125,161
8,109	@	Hamburger Hafen und Logistik AG	603,145
14,549		Henkel KGaA	610,455
13,693	@	KarstadtQuelle AG	255,425
5,218		Merck KGaA	646,232
7,703		Praktiker Bau- und Heimwerkermaerkte AG	165,485
9,382	@	Premiere AG	207,432
4,466		Rheinmetall AG	319,362
80,932		Rhoen Klinikum AG	2,171,684
30,827		Siemens AG	3,990,697
7,436	@	Tognum AG	183,115
16,172	@	UkrTelecom GDR	189,939
			44,551,994
		Greece: 0.6%
47,975		Hellenic Telecommunications Organization SA	1,490,816
144,795		Marfin Investment Group SA	1,047,513
379,881	@	Veterin SA	1,088,712
			3,627,041
		Hong Kong: 2.5%
830,069		China Merchants Holdings International Co., Ltd.	4,054,974
163,708		China Mobile Ltd.	2,413,580
899,346	@	Galaxy Entertainment Group Ltd.	678,548
1,337,557		GOME Electrical Appliances Holdings Ltd.	3,049,238
134,443	@	Hutchison Telecommunications International Ltd.	190,998
847,827		Melco International Development	1,188,739
49,612	@, L	Melco PBL Entertainment Macau Ltd. ADR	600,305
2,645,776		Shun TAK Holdings Ltd.	3,689,082
165,351		Texwinca Holdings Ltd.	126,661
			15,992,125
		Hungary: 3.6%
652,879		Magyar Telekom Telecommunications PLC	3,185,139
2,922		Mol Magyar Olaj- es Gazipari Rt	392,777
439,836	S	OTP Bank Nyrt	19,071,885
3,242		Richter Gedeon Nyrt	727,577
			23,377,378
		India: 3.2%
91,029	@, #	Banking Index Benchmark (Indian Participation Certificate, Issuer: Citigroup Global Markets Hold)	2,093,667
126,563	@, #	Bharti Airtel Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	2,760,600
28,402	@, #	ICICI Bank Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	804,656
17,180	@, #	Mahindra & Mahindra Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	279,766
13,033	@, #	Oil & Natural Gas Corp. Ltd (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	303,535
173,177	@, #	State Bank of India Ltd. (Equity Linked Certificate, Issuer: CLSA Financial Products Ltd.)	9,532,322
69,977	@, #	State Bank of India Ltd. (Indian Participation Certificate, Issuer: Citigroup Global Markets Hold)	3,851,801
251	@, #	State Bank of India Ltd. (Low Exercise Price Warrant, Issuer: Deutsche Bank AG London)	13,783
7,318		State Bank of India Ltd. GDR	827,801
78,835	@	Suzlon Energy Ltd. (Indian Participation Certificate, Issuer: Citigroup Global Markets Hold)	618,467
			21,086,398
		Indonesia: 0.1%
687,400		Semen Gresik Persero Tbk PT	422,599
			422,599
		Ireland: 0.1%
24,561		CRH PLC	937,350
			937,350
		Italy: 1.9%
3,579		Autogrill S.p.A.	60,498
90,506		Banca Popolare di Milano Scrl	1,144,105
19,182		Banca Popolare di Sondrio SCARL	278,785
12,866		Banche Popolari Unite Scpa	321,718
19,822		Bulgari S.p.A.	229,333
75,233		Buzzi Unicem S.p.A.	1,780,198
40,338		Credito Emiliano S.p.A.	510,676
4,612		Finmeccanica S.p.A.	137,850
46,112		Geox S.p.A.	788,362
266,494		Intesa Sanpaolo S.p.A.	1,822,188
14,645		Italcementi S.p.A.	291,733
1,917		Lottomatica S.p.A.	70,609

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Italy (continued)
31,750		Mediobanca S.p.A.	$594,840
364,590		Telecom Italia S.p.A.	1,107,404
440,143		UniCredito Italiano S.p.A.	3,261,961
			12,400,260
		Japan: 5.4%
6,190		Acom Co., Ltd.	155,270
6,625		Aeon Credit Service Co., Ltd.	99,955
6,900		Aiful Corp.	143,303
6,601		Aisin Seiki Co., Ltd.	264,416
80,000		Bank of Yokohama Ltd.	524,230
36,305	S	Canon, Inc.	1,539,080
32		Central Japan Railway Co.	296,433
5,859		Credit Saison Co., Ltd.	170,941
25,000		Daihatsu Motor Co., Ltd.	256,694
5,700		Daikin Industries Ltd.	258,078
14,608		Daiwa Securities Group, Inc.	130,909
23,988		Denso Corp.	867,877
52		Dentsu, Inc.	121,404
107		East Japan Railway Co.	890,435
8,200		Eisai Co., Ltd.	339,379
7,000		Fanuc Ltd.	621,264
91		Fuji Television Network, Inc.	144,634
39,128	S	Honda Motor Co., Ltd.	1,209,984
21,000		Hoya Corp.	570,899
8,600		Ibiden Co., Ltd.	545,991
15,000		Itochu Corp.	138,660
236		Japan Tobacco, Inc.	1,252,444
5,068		JFE Holdings, Inc.	236,421
9,989		JS Group Corp.	175,139
6,548		JSR Corp.	152,933
91		KDDI Corp.	621,834
19,126		Koito Manufacturing Co., Ltd.	277,065
18,000		Komatsu Ltd.	438,827
15,319		Kubota Corp.	110,524
5,700		Kyocera Corp.	455,359
16,093		Makita Corp.	603,124
40,484		Matsushita Electric Industrial Co., Ltd.	863,330
10,700		Mitsubishi Corp.	283,541
23,000		Mitsubishi Electric Corp.	211,619
106,340	S	Mitsubishi UFJ Financial Group, Inc.	1,053,985
14,000		Mitsui & Co., Ltd.	279,750
7,723		Mitsui Fudosan Co., Ltd.	179,155
73		Mizuho Financial Group, Inc.	342,731
7,001		Nintendo Co., Ltd.	3,540,288
36,000		Nippon Electric Glass Co., Ltd.	537,822
48		Nippon Telegraph & Telephone Corp.	228,438
13,707		Nissan Motor Co., Ltd.	128,023
15,302		Nitto Denko Corp.	754,040
12,355		Nomura Holdings, Inc.	180,575
42,000		NSK Ltd.	370,562
278		NTT DoCoMo, Inc.	439,504
3,167		Olympus Corp.	106,832
6,592		Promise Co., Ltd.	216,298
33,000		Ricoh Co., Ltd.	519,568
8,486		Seven & I Holdings Co., Ltd.	210,265
12,000		Sharp Corp.	209,023
6,000		Shin-Etsu Chemical Co., Ltd.	317,352
21,733		Sony Corp.	1,026,686
11,499		Stanley Electric Co., Ltd.	232,095
65,000		Sumitomo Chemical Co., Ltd.	463,117
10,092		Sumitomo Corp.	141,028
16,500		Sumitomo Electric Industries Ltd.	243,717
41,992		Sumitomo Heavy Industries	351,765
83,145		Sumitomo Metal Industries Ltd.	397,586
35	S	Sumitomo Mitsui Financial Group, Inc.	280,898
57,600		Suzuki Motor Corp.	1,448,414
5,800		Takata Corp.	152,721
10,300		Takeda Pharmaceutical Co., Ltd.	628,955
6,560		Takefuji Corp.	188,517
30,000		Toray Industries, Inc.	204,280
53,300	S	Toyota Motor Corp.	2,885,719
15,550		Yamada Denki Co., Ltd.	1,665,542
12,301		Yamaha Motor Co., Ltd.	282,378
4,846		Yamato Holdings Co., Ltd.	67,724
			35,247,349
		Luxembourg: 1.7%
56	@, #	Baskets-Luxembourg Exchange (TWSEBKI Tracking Basket, Issuer: Merrill Lynch International & Co.)	5,264,602
111,070	@	Canara Bank (Indian Participation Certificates, Issuer: Citigroup Global Markets Hold)	814,587

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Luxembourg (continued)
783,146	@, #	Chinatrust Financial Holding Co., Ltd. (Taiwan Participation Certificates, Issuer: Citigroup Global Markets Hold)	$620,252
33,472	@, L	Millicom Intl Cellular S.A.	3,546,024
112,735	@, #	Taiwan Fertilizer Co. Ltd. (Low Exercise Price Warrant, Issuer: Deutsche Bank AG London)	366,387
475,028	@, #	Yuanta Financial Holding Co., Ltd. (Taiwan Participation Certificates, Issuer: Citigroup Global Markets Hold)	355,796
			10,967,648
		Mexico: 0.9%
215,844		America Movil SA de CV - Series L	648,618
7,138		America Movil SA de CV ADR	427,638
92,118		Controladora Comercial Mexicana SA de CV	229,604
270,698		Corporacion Moctezuma	579,969
28,659		Fomento Economico Mexicano SA de CV ADR	1,036,596
45,023		Grupo Cementos Chihuahua	259,781
437,516		Grupo Financiero Banorte SA de CV	1,804,448
15,312		Grupo Televisa SA ADR	341,304
246,872	@	Urbi Desarrollos Urbanos SA de C.V	871,581
			6,199,539
		Netherlands: 0.6%
7,967		Koninklijke Vopak NV	405,402
105,264		Royal KPN NV	1,910,448
8,874		TNT NV	329,015
33,695		Unilever NV	1,098,795
14,114	@	X5 Retail Group NV GDR	457,860
			4,201,520
		New Zealand: 0.2%
515,637		Auckland International Airport Ltd.	1,127,738
			1,127,738
		Norway: 1.5%
26,217		Aker Kvaerner ASA	493,388
148,657		DNB NOR ASA	1,942,991
41,955		Norsk Hydro ASA	502,705
118,273		Statoil ASA	3,114,266
80,266	@	Telenor ASA	1,662,219
43,563		Yara International ASA	2,118,315
			9,833,884
		Philippines: 0.1%
29,127		Ayala Corp.	344,812
685,243		Ayala Land, Inc.	243,580
			588,392
		Poland: 3.5%
7,413		Bank BPH	293,910
65,145		Bank Handlowy w Warszawie	2,460,348
79,028		Bank Pekao SA	6,462,853
21,699		Bank Zachodni WBK SA	1,701,351
4,132	@	BRE Bank SA	642,051
723,291		Polish Oil & Gas	1,324,570
278,078		Powszechna Kasa Oszczednosci Bank Polski SA	5,217,396
501,112		Telekomunikacja Polska SA	4,810,878
			22,913,357
		Portugal: 0.6%
117,929		Energias de Portugal SA	752,520
396,262		Jeronimo Martins	3,251,754
			4,004,274
		Romania: 0.6%
198,352		Romanian Bank for Development SA	1,533,471
14,438,215		SNP Petrom SA	2,280,958
585,000	@	Socep Constanta	65,218
			3,879,647
		Russian Federation: 4.3%
5,978	@, #	AFI Development PLC GDR	48,470
1,230	@, L	CTC Media, Inc.	32,829
7,980	#	Evraz Group SA GDR	580,146
4,282	L	Mechel OAO ADR	398,740
4,565		MMC Norilsk Nickel	1,108,993
15,605	L	MMC Norilsk Nickel ADR	3,807,278
152,115		Novatek OAO	1,003,959
63,146	@, #	Novorossiysk Sea Trading Port - Spon GDR	856,260
99,870		OAO Gazprom ADR	4,863,420
130,026	@	OAO Rosneft Oil Co. GDR	933,635
1,536	@	Open Investments	397,637
73,302	@, #	Pharmstandard OJSC GDR	1,689,611
5,126		Polyus Gold Co. ZAO	265,473
22,878	L	Polyus Gold Co. ZAO ADR	1,178,579
1,260,773		Sberbank RF	4,663,074
14,797	#	Severstal JSC GDR	308,517
45,519	@, #, L	Sistema-Hals GDR	388,277
5,041	@, #, L	Uralkali GDR	173,915
87,064	@	Uralkaliy	609,843
41,595		Uralsvyazinform ADR	395,153

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Russian Federation (continued)
45,444		Vimpel-Communications OAO ADR	$1,565,091
74,728	@, #, L	VTB Bank OJSC GDR	604,376
10,175		Wimm-Bill-Dann Foods - Class S	863,153
9,776	L	Wimm-Bill-Dann Foods OJSC ADR	1,134,016
			27,870,445
		South Africa: 0.2%
28,985		Impala Platinum Holdings Ltd.	1,101,391
			1,101,391
		South Korea: 0.2%
3,932	@	Hyundai Motor Co.	309,696
1,415	@	NHN Corp.	304,311
1,205		Samsung Electronics Co., Ltd.	767,703
			1,381,710
		Spain: 1.7%
2,200		Acciona SA	560,695
76,440		Banco Bilbao Vizcaya Argentaria SA	1,607,973
13,822		Gamesa Corp. Tecnologica SA	525,885
119,910	@	Iberdrola Renovables	966,225
147,040		Iberdrola SA	2,241,068
5,345		Inditex SA	268,523
157,621		Telefonica SA	4,607,830
			10,778,199
		Sweden: 1.7%
26,530		Getinge AB	622,660
12,241		Hennes & Mauritz AB	663,559
19,055		Modern Times Group AB	1,155,872
270,193		Nordea Bank AB	3,688,177
21,148		OMX AB	878,915
110,067		Swedbank AB	2,858,511
179,522		Telefonaktiebolaget LM Ericsson	408,764
65,911		TeliaSonera AB	585,753
			10,862,211
		Switzerland: 6.2%
64,454		ABB Ltd.	1,612,087
6,066		BKW FMB Energie AG	764,273
76,283		Compagnie Financiere Richemont AG	4,363,807
18,830		Credit Suisse Group	1,072,132
4,121		Flughafen Zuerich AG	1,460,965
62,118		Holcim Ltd.	6,066,870
24,078		Nestle SA	10,779,605
764		Nobel Biocare Holding AG	189,703
9,552		Roche Holding AG	1,734,369
887		SGS SA	1,156,910
14,267		Swatch Group AG - BR	3,851,906
3,154		Synthes, Inc.	403,939
38,156		UBS AG - Reg	1,585,148
67,013		Xstrata PLC	5,159,527
			40,201,241
		Taiwan: 0.6%
38,744		Cathay Financial Holding Co., Ltd. GDR	903,123
16,256	L	Chunghwa Telecom Ltd. ADR	341,864
23,663		Far Eastern Textile Co., Ltd. GDR	323,734
18,876		First Financial Holding Co., Ltd. GDR	305,195
30,456		Fubon Financial Holding Co., Ltd. GDR	303,031
243,311	@, #	Hon Hai Precision Industry Co. (Low Exercise Price Warrant, Issuer: Deutsche Bank AG London)	1,279,086
243,629	@	Taiwan Semiconductor Manufacturing Co. Ltd. (Low Exercise Price Warrant, Issuer: Deutsche Bank AG London)	452,906
19,583		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	181,730
			4,090,669
		Turkey: 0.0%
45,620		Turkiye Garanti Bankasi AS	296,035
			296,035
		Ukraine: 0.9%
5,090,724	@	JSCB Ukrsotsbank	1,342,575
3,938,839	S	Raiffeisen Bank Aval	785,900
16,379	@	Ukrnafta Oil Co. ADR	1,116,309
87	@, L	Ukrnafta Oil Co. GDR	36,573
13,145,713	@	UkrTelecom	2,752,757
			6,034,114
		United Kingdom: 8.5%
46,197		Amec PLC	635,753
54,514		Anglo American PLC	3,012,214
44,091		BAE Systems PLC	410,737
165,330		Barclays PLC	1,560,656
69,599		BHP Billiton PLC	2,104,641
604,268		BP PLC	6,440,281
92,650		BT Group PLC	481,399
84,227		Burberry Group PLC	734,739
81,425		Cadbury Schweppes PLC	901,037
223,417		Compass Group PLC	1,416,745

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
323,714	S	Diageo PLC	$6,534,531
74,544		GlaxoSmithKline PLC	1,766,726
94,195		HBOS PLC	1,312,517
34,684		Intertek Group PLC	607,942
19,946		Lloyds TSB Group PLC	174,195
25,534	@	Peter Hambro Mining PLC	670,792
93,221		QinetiQ PLC	357,384
52,149		Reckitt Benckiser PLC	2,731,560
41,583		Rio Tinto PLC	4,163,367
164,459	@	Rolls-Royce Group PLC	1,552,723
334,384		Royal Bank of Scotland Group PLC	2,577,927
27,899		Scottish & Newcastle PLC	436,267
178,538		Smith & Nephew PLC	2,427,594
393,280		Tesco PLC	3,287,641
2,478,630	S	Vodafone Group PLC	8,670,887
25,578		WPP Group PLC	314,870
			55,285,125
		United States: 0.0%
7,145		KKR Private Equity Investors LP	119,679
			119,679
		Total Common Stock
		(Cost $461,076,976)	574,066,490
EXCHANGE-TRADED FUNDS: 4.9%
		Australia: 0.4%
102,364	L	iShares MSCI Australia Index Fund	2,747,450
			2,747,450
		Brazil: 0.1%
8,372	L	iShares MSCI Brazil Index Fund	635,686
			635,686
		Canada: 0.5%
110,300	L	iShares MSCI Canada Index Fund	3,345,399
			3,345,399
		Eurozone: 2.0%
230,634		iShares DJ Euro STOXX 50	12,786,141
			12,786,141
		France: 0.2%
22,252		Lyxor ETF CAC 40	1,617,052
			1,617,052
		Germany: 1.0%
67,229		iShares DAX® (DE)	6,530,697
			6,530,697
		Ireland: 0.2%
95,623		IShares PLC-IFTSE 100 Fund	1,120,939
			1,120,939
		Singapore: 0.2%
169,963	@	iShares MSCI India	1,456,583
			1,456,583
		United States: 0.3%
119,204	L	iShares MSCI Taiwan Index Fund	1,639,055
			1,639,055
		Total Exchange-Traded Funds
		(Cost $33,390,043)	31,879,002
MUTUAL FUNDS: 0.2%
		Romania: 0.1%
154,500		SIF 1 Banat Crisana Arad	167,231
167,500		SIF 2 Moldova Bacau	181,302
254,000	@	SIF 3 Transilvania Brasov	182,610
232,500		SIF 4 Muntenia Bucuresti	168,081
147,500		SIF 5 Oltenia Craiova	205,017
			904,241
		Russian Federation: 0.1%
104,109	@	RenShares Utilities Ltd.	289,423
			289,423
		Total Mutual Funds
		(Cost $609,966)	1,193,664
PREFERRED STOCK: 1.8%
		Brazil: 1.2%
102,480		Cia Vale do Rio Doce	2,608,317
111,119		Petroleo Brasileiro SA	5,079,004
			7,687,321
		Germany: 0.2%
7,450		Volkswagen AG	1,033,798
			1,033,798
		Russian Federation: 0.4%
3,602	I	Silvinit BRD	2,215,230
378,180		URSA Bank	601,306
			2,816,536
		Total Preferred Stock
		(Cost $9,814,479)	11,537,655
		Total Long-Term Investments
		(Cost $504,891,464)	618,676,811

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2008 (Unaudited) (continued)

Principal Amount				Value
SHORT-TERM INVESTMENTS: 5.3%
		U.S. Government Agency Obligations: 2.7%
$17,707,000	Z	Federal Home Loan Bank, 1.650%, due 02/01/08		$17,706,188
		Total U.S. Government Agency Obligations
		(Cost $17,706,188)		17,706,188

		Securities Lending Collateral(cc): 2.6%
17,105,042		Bank of New York Mellon Corp. Institutional Cash Reserves		17,105,042
		Total Securities Lending Collateral
		(Cost $17,105,042)		17,105,042
		Total Short-Term Investments
		(Cost $34,811,230)		34,811,230
		Total Investments in Securities
		(Cost $539,702,694)*	100.3%	$653,488,041
		Other Assets and Liabilities — Net	(0.3)	(1,879,256)
		Net Assets	100.0%	$651,608,785

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
I	Illiquid security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at January 31, 2008.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $542,559,128.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$132,703,901
	Gross Unrealized Depreciation	(21,774,988)
	Net Unrealized Appreciation	$110,928,913

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	0.3
Agriculture	0.2
Apparel	0.3
Auto Manufacturers	1.6
Auto Parts & Equipment	0.3
Banks	20.4
Beverages	1.7
Building Materials	2.7
Chemicals	3.0
Closed-End Funds	0.1
Commercial Services	0.6
Computers	0.7
Distribution/Wholesale	0.1
Diversified Financial Services	2.3
Electric	3.8
Electrical Components & Equipment	0.3
Electronics	0.6
Energy - Alternate Sources	0.3
Engineering & Construction	5.0
Entertainment	0.0
Exchange Traded Fund	0.3
Food	3.4
Food Service	0.3
Hand/Machine Tools	0.1
Healthcare - Products	1.1
Healthcare - Services	0.8
Hedge Fund	0.1
Holding Companies - Diversified	1.8
Home Builders	0.1
Home Furnishings	0.3
Household Products/Wares	0.5
Insurance	0.5
Internet	0.0
Investment Companies	0.3
Iron/Steel	0.3
Leisure Time	0.0
Lodging	0.3
Machinery - Construction & Mining	0.2
Machinery - Diversified	0.4
Media	1.0
Metal Fabricate/Hardware	0.1
Mining	7.8
Miscellaneous Manufacturing	0.6
Office/Business Equipment	0.3
Oil & Gas	7.8
Oil & Gas Services	0.0
Pharmaceuticals	2.0
Real Estate	1.1
Retail	2.7
Semiconductors	0.2
Sovereign	0.0
Stock Funds	0.8
Telecommunications	9.2
Textiles	0.1
Toys/Games/Hobbies	0.5
Transportation	0.5
Water	0.2
Other Long-Term Investments	4.9
Short-Term Investments	5.3
Other Assets and Liabilities - Net	(0.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Foreign Fund	as of January 31, 2008 (Unaudited) (continued)

At January 31, 2008 the following forward foreign currency contracts were outstanding for the ING Foreign Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen			USD
JPY 2,658,780,768	Buy	2/8/08	23,468,493	25,015,338	$1,546,845
					$1,546,845
Czech Republic Koruny
CZK 54,430,896	Sell	3/20/08	2,988,344	3,105,834	$(117,490)
Hungary Forint
HUF 1,361,990,933	Sell	2/19/08	7,781,916	7,828,506	(46,590)
Mexico Pesos
MXN 36,272,822	Sell	2/21/08	3,298,129	3,343,137	(45,008)
Poland Zlotych
PLN 17,738,950	Sell	2/19/08	7,074,752	7,315,758	(241,006)
					$(450,094)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2008 (Unaudited)

Principal Amount				Value
CORPORATE BONDS/NOTES: 1.0%
			Airlines: 0.2%
$150,000		C, S	Delta Airlines, Inc., 7.570%, due 11/18/10	$150,000
				150,000
			Beverages: 0.7%
BRL	900,000	@@, #, S	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	427,231
				427,231
			Electric: 0.1%
$64,000		C	Commonwealth Edison Co., 4.700%, due 04/15/15	61,313
				61,313
			Total Corporate Bonds/Notes
			(Cost $700,310)	638,544
U.S. GOVERNMENT AGENCY OBLIGATIONS: 13.4%
			Federal Home Loan Mortgage Corporation: 6.8%
800,000		W	5.000%, due 03/15/34	795,125
1,500,000		W	5.500%, due 03/01/34	1,516,172
1,253,000		W	5.500%, due 02/12/37	1,268,467
225,000		W	6.000%, due 02/01/34	230,660
152,000			6.500%, due 02/01/34	157,914
550,000		W	6.500%, due 03/15/34	570,367
				4,538,705
			Federal National Mortgage Corporation: 6.6%
267,000		W	5.000%, due 02/01/19	270,630
400,000		W	5.000%, due 03/16/21	404,938
481,000		W	5.000%, due 02/13/36	478,971
310,319			5.000%, due 03/01/37	305,300
425,000		W	5.500%, due 03/01/18	434,762
221,000			5.500%, due 02/15/20	226,352
412,875			5.500%, due 06/01/37	418,521
441,000			6.000%, due 02/12/37	452,507
900,000		W	6.000%, due 03/13/37	922,078
432,000			6.500%, due 02/12/37	448,403
				4,362,462
			Total U.S. Government Agency Obligations
			(Cost $8,801,231)	8,901,167
U.S. TREASURY OBLIGATIONS: 20.1%
			U.S. Treasury Bonds: 6.5%
2,000,000			2.125%, due 01/31/10	1,999,375
1,279,000		S	4.250%, due 11/15/17	1,343,550
931,000		S	4.750%, due 02/15/37	992,098
				4,335,023
			U.S. Treasury Notes: 13.6%
7,962,000		S	2.875%, due 01/31/13	7,984,397
735,000		S	3.250%, due 12/31/09	750,045
260,000		S	4.500%, due 05/15/10	273,650
				9,008,092
			Total U.S. Treasury Obligations
			(Cost $13,277,776)	13,343,115
ASSET-BACKED SECURITIES: 0.2%
			Automobile Asset-Backed Securities: 0.2%
55,857		C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	55,886
81,750		C	Morgan Stanley Auto Loan Trust, 3.240%, due 03/15/12	81,662
			Total Asset-Backed Securities
			(Cost $135,805)	137,548
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.7%
122,000		C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	122,155
250,000		C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	245,174
97,000		C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	97,098
			Total Collateralized Mortgage Obligations
			(Cost $461,106)	464,427
OTHER BONDS: 46.5%
			Foreign Government Bonds: 46.5%
EUR	8,440,000		Bundesobligation, 3.500%, due 04/08/11	12,554,636
EUR	3,235,000		Bundesrepub. Deutschland, 4.250%, due 07/04/17	4,923,945
CAD	1,700,000		Canadian Government International Bond, 3.750%, due 06/01/12	1,708,381
EUR	930,000		France Government International Bond OAT, 3.250%, due 04/25/16	1,316,797
EUR	915,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 08/01/16	1,325,603

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2008 (Unaudited) (continued)

Principal Amount					Value
			Foreign Government Bonds (continued)
JPY	80,000,000	Z	Japan Financing Bills, 0.510%, due 04/14/08		$751,484
JPY	299,700,000		Japan Government 10-Year Bond, 1.700%, due 09/20/17		2,895,120
JPY	260,500,000		Japan Government 5-Year Bond, 1.500%, due 06/20/12		2,519,188
GBP	675,000		United Kingdom Gilt, 4.000%, due 03/07/09		1,337,414
GBP	610,000		United Kingdom Gilt, 4.250%, due 03/07/36		1,192,023
UYU	6,067,000		Uruguay Government International Bond, 4.250%, due 04/05/27		293,839
			Total Other Bonds
			(Cost $29,519,084)		30,818,430
			Total Long-Term Investments
			(Cost $52,895,312)		54,303,231

Shares					Value
SHORT-TERM INVESTMENTS: 26.0%
			Mutual Fund: 25.6%
17,000,000		**, S	ING Institutional Prime Money Market Fund		$17,000,000
			Total Mutual Fund
			(Cost $17,000,000)		17,000,000

Principal Amount					Value
			Repurchase Agreement: 0.4%
$234,000		S	Morgan Stanley Repurchase Agreement dated 01/31/08, 2.800%, due 02/01/08, $234,018 to be received upon repurchase (Collateralized by $235,000 Other U.S. Government Agency Obligations, 6.000%, Market Value plus accrued interest $239,456, due 06/11/08)		$234,000
			Total Repurchase Agreement
			(Cost $234,000)		234,000
			Total Short-Term Investments
			(Cost $17,234,000)		17,234,000
			Total Investments in Securities
			(Cost $70,129,312)*	107.9%	$71,537,231
			Other Assets and Liabilities — Net	(7.9)	(5,209,694)
			Net Assets	100.0%	$66,327,537

		@@	Foreign Issuer
		#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		C	Bond may be called prior to maturity date.
		W	When-issued or delayed delivery security
		S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
		**	Investment in affiliate
		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		BRL	Brazilian Real
		CAD	Canadian Dollar
		EUR	EU Euro
		GBP	British Pound
		JPY	Japanese Yen
		UYU	Uruguayan Peso
		*	Cost for federal income tax purposes is $70,154,394.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$1,453,053
			Gross Unrealized Depreciation		(70,216)
			Net Unrealized Appreciation		$1,382,837

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2008 (Unaudited) (continued)

ING Global Bond Fund Credit Default Swap Agreements Outstanding on January 31, 2008:

							Unrealized
		Buy/Sell	(Pay)/Receive	Termination	Notional		Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)

UBS AG	Australia & NZ Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	50,000	$1,080
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	100,000	4,179
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	50,000	3,048
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	100,000	3,772
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	1,000,000	9,302
Citibank N.A., New York	CMBX.NA.AAA.4 Index	Sell	0.350	02/17/51	USD	1,000,000	(10,137)
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	06/20/08	USD	2,850,000	(2,057)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	07/20/08	USD	1,200,000	(1,047)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.740)	07/20/12	USD	300,000	6,189
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	50,000	2,754
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	50,000	3,004
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	100,000	4,830
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	50,000	2,916
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	100,000	3,844
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	50,000	2,885
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	0.160	07/20/08	USD	1,200,000	(147)
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Buy	(0.355)	07/20/12	USD	150,000	4,031
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	50,000	2,674

							$41,118

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2008 (Unaudited) (continued)

At January 31, 2008 the following forward foreign currency contracts were outstanding for the ING Global Bond Fund:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
			USD
Australia Dollars
AUD 1,797,551	Buy	2/15/08	1,600,000	1,608,493	$8,493
Australia Dollars
AUD 1,527,051	Buy	2/15/08	1,323,500	1,366,443	42,943
Canada Dollars
CAD 610,093	Buy	2/14/08	602,754	607,415	4,661
Switzerland Francs
CHF 917,635	Buy	2/14/08	828,000	849,339	21,339
Denmark Kroner
DKK 1,972,000	Buy	2/29/08	390,807	393,010	2,203
EURO
EUR 988,237	Buy	2/27/08	1,445,709	1,468,212	22,503
British Pound Sterling
GBP 436,500	Buy	2/14/08	856,787	867,301	10,514
British Pound Sterling
GBP 919,623	Buy	2/27/08	1,810,000	1,825,870	15,870
India Rupees
INR 6,766,480	Buy	2/14/08	172,000	171,687	(313)
Iceland Kronur
ISK 46,471,630	Buy	2/14/08	740,000	714,033	(25,967)
Japanese Yen
JPY 201,427,128	Buy	2/27/08	1,890,000	1,897,639	7,639
Japanese Yen
JPY 125,475,027	Buy	2/27/08	1,177,000	1,182,096	5,096
Japanese Yen
JPY 350,714,000	Buy	2/27/08	3,296,265	3,304,066	7,801
Korea (South) Won
KRW 488,072,000	Buy	2/27/08	520,000	516,588	(3,412)
New Zealand Dollars
NZD 1,243,972	Buy	2/27/08	950,250	977,430	27,180
Poland Zlotych
PLN 378,000	Buy	2/27/08	156,145	155,818	(326)
Sweden Kronor
SEK 2,164,866	Buy	2/14/08	338,400	340,106	1,706
Taiwan New Dollars
TWD 5,174,720	Buy	2/27/08	160,000	161,406	1,406
					$149,336

Australia Dollars
AUD 3,608,032	Sell	2/15/08	3,200,000	3,228,556	$(28,556)
Australia Dollars
AUD 610,324	Sell	2/15/08	526,600	546,133	(19,533)
Australia Dollars
AUD 219,460	Sell	2/15/08	195,000	196,378	(1,378)
Brazil Real
BRL 410,410	Sell	2/27/08	227,500	232,263	(4,763)
Brazil Real
BRL 832,000	Sell	2/29/08	465,376	470,694	(5,318)
Canada Dollars
CAD 610,093	Sell	2/14/08	604,500	607,415	(2,915)
Czech Republic Koruny
CZK 4,058,236	Sell	2/27/08	227,500	231,688	(4,188)
EURO
EUR 988,237	Sell	2/27/08	1,450,000	1,468,212	(18,212)
British Pound Sterling
GBP 436,500	Sell	2/14/08	892,108	867,301	24,807
British Pound Sterling
GBP 467,643	Sell	2/27/08	919,500	928,483	(8,983)
Hungary Forint
HUF 39,831,314	Sell	2/27/08	227,500	228,730	(1,230)
Indonesia Rupiahs
IDR 2,164,435,000	Sell	2/27/08	227,500	233,389	(5,889)
Iceland Kronur
ISK 46,471,630	Sell	2/14/08	717,265	714,033	3,232
New Zealand Dollars
NZD 1,243,972	Sell	2/27/08	938,057	977,430	(39,373)
New Zealand Dollars
NZD 1,331,533	Sell	2/15/08	1,006,000	1,048,015	(42,015)
Philippines Pesos
PHP 9,357,075	Sell	2/27/08	227,500	230,289	(2,789)
South Africa Rand
ZAR 8,153,017	Sell	2/27/08	1,130,000	1,083,285	46,715
					$(110,388)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2008 (Unaudited) (continued)

ING Global Bond Fund Open Futures Contracts on January 31, 2008

				Unrealized
	Number of	Notional		Appreciation/
Contract Description	Contracts	Market Value ($)	Expiration Date	(Depreciation)

Long Contracts
3-Month Euro Euribor	26	9,315,671.31	12/15/08	$3,546
90-Day Eurodollar	33	8,048,287.50	09/15/08	75,249
90-Day Sterling	26	6,161,609.13	12/17/08	15,362
Australia 3-Year Bond	52	4,593,933.11	03/17/08	(2,832)
Australia 10-Year Bond	12	1,069,065.94	03/17/08	2,454
Canada 10-Year Bond	10	1,156,814.90	03/19/08	2,329
Euro-Bund	21	3,643,147.05	03/06/08	58,504
Euro-Schatz	104	16,159,017.60	03/06/08	56,383
Japanese Government Bonds 10-Year Mini	30	3,885,937.28	03/10/08	9,347
Long Gilt	7	1,539,114.70	03/27/08	(2,320)
U.S. Treasury Long Bond	1	119,312.50	03/19/08	685
				$218,707
Short Contracts
3-Month Euro Euribor	26	(9,305,524.57)	12/14/09	$934
90-Day Eurodollar	33	(7,993,837.50)	09/14/09	(22,662)
90-Day Sterling	26	(6,157,085.19)	12/16/09	(14,773)
U.S. Treasury 10-Year Note	19	(2,217,656.25)	03/19/08	(21,719)
				$(58,220)

PORTFOLIO OF INVESTMENTS
ING Global Bond Fund	as of January 31, 2008 (Unaudited) (continued)

ING Global Bond Fund Interest Swap Agreements Outstanding on January 31, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.270% Counterparty: Citibank N.A., New York	01/23/18	USD	1,280,000	$(3,237)
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.710% Counterparty: UBS AG, London	07/13/15	NZD	2,000,000	(7,466)
Receive a fixed rate equal to 8.370% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	07/12/10	NZD	5,835,000	17,306
				$6,604

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 91.9%
		Australia: 5.5%
125,644		Australia & New Zealand Banking Group Ltd.	$2,979,172
150,172	@	Crown Ltd.	1,569,254
575,698		Foster’s Group Ltd.	2,918,223
847,648		Insurance Australia Group	2,876,918
161,325		Suncorp-Metway Ltd.	2,243,837
122,307		TABCORP Holdings Ltd.	1,544,693
90,893		Wesfarmers Ltd.	2,934,946
			17,067,043
		Belgium: 3.1%
65,815		Belgacom SA	3,218,545
37,198	L	Elia System Operator SA	1,557,676
221,511		Fortis	4,954,525
61,816	@	Fortis - Strip VVPR	919
			9,731,665
		Bermuda: 0.5%
278,388		Hiscox Ltd.	1,536,368
			1,536,368
		Brazil: 2.2%
34,797		Petroleo Brasileiro SA ADR	3,246,908
135,499	L	Tele Norte Leste Participacoes SA ADR	3,522,974
			6,769,882
		Canada: 4.3%
7,854	@, #	Bell Aliant Regional Communications Income Fund	220,668
55,320		Bell Aliant Regional Communications Income Fund	1,554,282
48,983	L	Enerplus Resources Fund	1,893,683
34,384		Fording Canadian Coal Trust	1,543,498
236,935		Precision Drilling Trust	4,084,801
99,016		TransCanada Corp.	3,902,259
			13,199,191
		Denmark: 1.0%
88,715		Danske Bank A/S	3,187,846
			3,187,846
		France: 4.8%
38,467		BNP Paribas	3,815,710
89,418		France Telecom SA	3,153,586
42,478		Total SA	3,091,485
117,469		Vivendi	4,733,486
			14,794,267
		Greece: 0.9%
84,211		OPAP SA	2,941,996
			2,941,996
		Hong Kong: 0.5%
198,168		CLP Holdings Ltd.	1,576,478
			1,576,478
		Hungary: 0.9%
112,784	L	Magyar Telekom Telecommunications PLC ADR	2,808,322
			2,808,322
		India: 0.5%
1,115,639	@, #	Lite-On Technology Corp.	1,623,255
			1,623,255
		Ireland: 1.2%
160,952		Allied Irish Banks PLC	3,575,833
			3,575,833
		Israel: 0.8%
539,141		Bank Hapoalim BM	2,515,495
			2,515,495
		Italy: 9.2%
341,152		Enel S.p.A.	3,789,198
144,363		ENI S.p.A.	4,667,619
444,365		Intesa Sanpaolo S.p.A.	3,162,463
104,986		Italcementi S.p.A. RNC	1,485,444
419,251		Mediaset S.p.A.	3,689,264
41,749		Pirelli & C Real Estate S.p.A.	1,669,651
487,714		Snam Rete Gas S.p.A.	3,234,008
1,385,886		Telecom Italia S.p.A. RNC	3,182,807
502,405		UniCredito Italiano S.p.A.	3,723,394
			28,603,848
		Netherlands: 1.0%
84,469		Royal Dutch Shell PLC	3,021,136
			3,021,136
		New Zealand: 0.5%
481,207		Telecom Corp. of New Zealand Ltd.	1,520,295
			1,520,295
		Norway: 1.0%
228,320		DNB NOR ASA	2,984,211
			2,984,211
		Poland: 1.1%
361,232		Telekomunikacja Polska SA	3,467,973
			3,467,973

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Singapore: 0.7%
173,000		DBS Group Holdings Ltd.	$2,158,376
			2,158,376
		South Korea: 1.1%
62,583	@, L	KT Corp. ADR	1,661,579
26,771		S-Oil Corp.	1,872,566
			3,534,145
		Sweden: 1.6%
206,467		Svenska Cellulosa AB - B Shares	3,318,241
665,421		Telefonaktiebolaget LM Ericsson	1,515,137
			4,833,378
		Taiwan: 2.5%
890,000	@	Acer, Inc. (Taiwan Participation Certificate, Issuer: Citigroup Global Markets Hold)	1,361,700
2,364,000	@	Mega Financial Holding Co. Ltd. (Low Exercise Price Warrant, Issuer: Morgan Stanley Asia Products)	1,543,585
496,398	@	Novatek Microelectronics Corp., Ltd. (Low Exercise Price Warrant, Issuer: Merrill Lynch International & Co.)	1,697,800
349,448		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,242,877
			7,845,962
		Thailand: 0.7%
316,100		Advanced Info Service PCL	905,668
179,100		Siam Cement PCL	1,157,653
			2,063,321
		United Kingdom: 17.7%
70,850		AstraZeneca PLC	2,975,471
254,210		Aviva PLC	3,189,175
316,886		Barclays PLC	2,991,290
413,742		BBA Aviation PLC	1,538,630
280,729		BP PLC	2,992,006
87,085		British American Tobacco PLC	3,119,609
85,031		Cattles PLC	483,537
154,298		Diageo PLC	3,114,679
993,729		DSG International PLC	1,511,876
192,556		GlaxoSmithKline PLC	4,563,663
202,681		HSBC Holdings PLC	3,040,924
1,189,242		Legal & General Group PLC	3,148,367
364,250		Lloyds TSB Group PLC	3,181,118
177,288		Marks & Spencer Group PLC	1,585,298
598,562		Royal Bank of Scotland Group PLC	4,614,603
196,457		Scottish & Newcastle PLC	3,072,068
106,619		Severn Trent PLC	3,033,892
383,030		Tate & Lyle PLC	3,743,176
218,812		United Utilities PLC	3,118,002
			55,017,384
		United States: 28.6%
82,435		AGL Resources, Inc.	3,120,165
61,531		Altria Group, Inc.	4,665,280
68,814	L	Ameren Corp.	3,083,555
62,121	L	Arthur J Gallagher & Co.	1,578,495
85,341		AT&T, Inc.	3,284,775
116,142		Bank of America Corp.	5,150,898
172,062		Bristol-Myers Squibb Co.	3,990,118
171,182		Citigroup, Inc.	4,830,756
277,099	L	Citizens Communications Co.	3,178,326
70,261		Consolidated Edison, Inc.	3,061,974
81,441		Dow Chemical Co.	3,148,509
85,800		Duke Energy Corp.	1,601,028
72,298		Fifth Third Bancorp.	1,959,276
116,513	L	First Horizon National Corp.	2,524,837
122,391	L	Foot Locker, Inc.	1,675,533
92,074		General Electric Co.	3,260,340
40,615		Kinder Morgan Energy Partners LP	2,325,615
102,210		Kraft Foods, Inc.	2,990,665
180,857	L	Leggett & Platt, Inc.	3,439,900
142,065	L	Masco Corp.	3,257,550
169,182		NiSource, Inc.	3,212,766
203,758		Pfizer, Inc.	4,765,900
46,378	L	Reynolds American, Inc.	2,937,119
84,120		Southern Co.	3,057,762
67,801		Spectra Energy Corp.	1,548,575
92,239		US Bancorp.	3,131,514
58,097	L	UST, Inc.	3,018,720
83,339	L	Wachovia Corp.	3,244,387
94,299		Washington Mutual, Inc.	1,878,436
			88,922,774
		Total Common Stock (Cost $303,986,107)	285,300,444
REAL ESTATE INVESTMENT TRUSTS: 4.9%
		Australia: 1.4%
219,997		Stockland	1,451,638
181,787		Westfield Group	3,055,753
			4,507,391
		Germany: 0.6%
104,478	@	Alstria Office AG	1,736,566
			1,736,566

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		Netherlands: 0.5%
19,413		Corio NV		$1,603,195
				1,603,195
		United States: 2.4%
32,078	L	Developers Diversified Realty Corp.		1,320,010
51,660		Duke Realty Corp.		1,221,242
47,561	L	Hospitality Properties Trust		1,614,696
64,112	L	iStar Financial, Inc.		1,710,508
36,585	L	Rayonier, Inc.		1,548,277
				7,414,733
		Total Real Estate Investment Trusts (Cost $17,023,351)		15,261,885
		Total Long-Term Investments (Cost $321,009,458)		300,562,329

Principal Amount				Value
SHORT-TERM INVESTMENTS: 8.6%
		Securities Lending Collateral(cc): 8.6%
$26,657,767		Bank of New York Mellon Corp. Institutional Cash Reserves		$26,657,767
		Total Short-Term Investments (Cost $26,657,767)		26,657,767
		Total Investments in Securities (Cost $347,667,225)*	105.4%	$327,220,096
		Other Assets and Liabilities — Net	(5.4)	(16,645,054)
		Net Assets	100.0%	$310,575,042

	@	Non-income producing security
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2008.

	*	Cost for federal income tax purposes is $349,311,774.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$14,986,636
		Gross Unrealized Depreciation		(37,078,314)
		Net Unrealized Depreciation		$(22,091,678)

PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend Fund	as of January 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	0.5%
Agriculture	4.4
Banks	21.0
Beverages	2.9
Building Materials	1.9
Chemicals	1.0
Coal	0.5
Computers	1.0
Diversified	1.9
Diversified Financial Services	2.2
Electric	5.7
Entertainment	1.4
Food	2.2
Forest Products & Paper	1.6
Gas	3.1
Hotels	0.5
Insurance	4.0
Lodging	0.5
Media	2.7
Miscellaneous Manufacturing	3.1
Office Property	0.6
Oil & Gas	8.0
Pharmaceuticals	5.3
Pipelines	2.5
Real Estate	0.5
Retail	1.5
Savings & Loans	0.6
Semiconductors	1.6
Shopping Centers	1.4
Telecommunications	10.7
Water	2.0
Short-Term Investments	8.6
Other Assets and Liabilities - Net	(5.4)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.8%
		Australia: 1.9%
65,161		Aquarius Platinum Ltd.	$787,871
733,337	@	Boart Longyear Group	1,312,192
333,200	@	Centamin Egypt Ltd.	448,006
			2,548,069
		Barbados: 1.7%
82,200	@	Nabors Industries Ltd.	2,237,484
			2,237,484
		Bermuda: 0.4%
110,700	@	Energy XXI Acquisition Corp. Bermuda Ltd.	516,969
			516,969
		Brazil: 2.3%
32,700		Cia Vale do Rio Doce ADR	980,346
38,400		Petroleo Brasileiro SA	2,104,468
			3,084,814
		Canada: 21.2%
26,000		Barrick Gold Corp.	1,338,740
56,900		Canadian Natural Resources Ltd.	3,625,099
239,036	@	Catalyst Paper Corp.	373,773
219,500	@	Consolidated Thompson Iron Mines Ltd.	1,311,688
164,300	@	Eldorado Gold Corp.	1,080,006
76,900		Encana Corp.	5,091,549
273,300	@	European Goldfields Limited	1,845,500
8,100		First Quantum Minerals Ltd.	606,582
41,692	@	FNX Mining Co., Inc.	1,104,534
263	@	Franco-Nevada Corp.	4,977
16,100	@, #	Franco-Nevada Corp.	244,683
26,000	@	Frontera Copper Corp.	136,208
62,249		GoldCorp, Inc.	2,316,908
99,700	@	Mag Silver Corp.	1,335,556
13,200	@	Major Drilling Group International	721,100
137,200	@	Premier Gold Mines Ltd.	273,293
339,700	@	Shore Gold, Inc.	1,234,904
163,100	@	Silver Bear Resources, Inc.	406,105
56,892	@	Silver Wheaton Corp.	875,568
293,709		Solid Resources Ltd.	243,770
30,800		Suncor Energy, Inc.	2,894,584
26,300	@	Triangle Petroleum Corp.	31,560
93,417		Yamana Gold, Inc.	1,539,512
			28,636,199
		France: 0.5%
8,800		Total SA ADR	640,464
			640,464
		Netherlands: 2.5%
46,800		Royal Dutch Shell PLC ADR - Class A	3,341,988
			3,341,988
		Norway: 2.0%
103,200		Statoil ASA ADR	2,711,064
			2,711,064
		Russian Federation: 0.5%
13,200		OAO Gazprom ADR	642,807
			642,807
		South Africa: 1.3%
147,835	@	First Uranium Corp.	1,447,356
1,402,455	@	Merafe Resources Ltd.	345,734
			1,793,090
		Switzerland: 0.7%
12,100		Xstrata PLC	931,614
			931,614
		United Kingdom: 1.5%
43,100		Randgold Resources Ltd. ADR	2,056,301
			2,056,301
		United States: 63.3%
26,900		Anadarko Petroleum Corp.	1,576,071
48,350		Apache Corp.	4,614,524
36,200		Baker Hughes, Inc.	2,350,466
95,500		BJ Services Co.	2,077,125
23,000	@	Cano Petroleum, Inc.	135,010
92,700		Chevron Corp.	7,833,150
5,700		Cleveland-Cliffs, Inc.	580,488
83,200		ConocoPhillips	6,682,623
19,300		Consol Energy, Inc.	1,408,900
51,000		Devon Energy Corp.	4,333,980
27,300		ENSCO International, Inc.	1,395,576
102,300		ExxonMobil Corp.	8,838,720
29,000		Freeport-McMoRan Copper & Gold, Inc.	2,581,870
119,700		Halliburton Co.	3,970,449

PORTFOLIO OF INVESTMENTS
ING Global Natural Resources Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		United States (continued)
36,950		Hess Corp.		$3,356,169
17,403	@	JK Acquisition Corp.		103,548
60,800		Marathon Oil Corp.		2,848,480
30,600		Newmont Mining Corp.		1,662,804
20,800		Noble Energy, Inc.		1,509,664
70,800		Occidental Petroleum Corp.		4,805,196
115,100		Patterson-UTI Energy, Inc.		2,253,658
47,000		Schlumberger Ltd.		3,546,620
58,500		Spectra Energy Corp.		1,336,140
41,600		Sunoco, Inc.		2,587,520
53,000		Tesoro Petroleum Corp.		2,069,650
45,100		Tidewater, Inc.		2,388,496
27,904	@	Transocean, Inc.		3,421,030
12,300		United States Steel Corp.		1,255,953
22,400		Valero Energy Corp.		1,325,856
36,100		W&T Offshore, Inc.		1,021,269
30,125		XTO Energy, Inc.		1,564,693
				85,435,698
		Total Common Stock (Cost $130,521,703)		134,576,561
WARRANTS: 0.0%
		United States: 0.0%
23,767	@	Oilsands Quest, Inc.		26,144
		Total Warrants (Cost $-)		26,144
		Total Long-Term Investments (Cost $130,521,703)		134,602,705
SHORT-TERM INVESTMENTS: 0.0%
		Mutual Fund: 0.0%
5,000	**	ING Institutional Prime Money Market Fund		5,000
		Total Short-Term Investments (Cost $5,000)		5,000
		Total Investments in Securities (Cost $ 130,526,703)*	99.8%	$134,607,705
		Other Assets and Liabilities — Net	0.2	310,756
		Net Assets	100.0%	$134,918,461

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	**	Investment in affiliate

	*	Cost for federal income tax purposes is $131,286,569.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$10,711,072
		Gross Unrealized Depreciation		(7,389,936)
		Net Unrealized Appreciation		$3,321,136

Industry	Percentage of Net Assets
Coal	1.0%
Engineering & Construction	1.0
Forest Products & Paper	0.3
Holding Companies - Diversified	0.1
Iron/Steel	2.3
Mining	19.7
Oil & Gas	61.2
Oil & Gas Services	11.4
Pipelines	1.0
Transportation	1.8
Short-Term Investments	0.0
Other Assets and Liabilities - Net	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 28.0%
		Austria: 0.2%
161,470	@	Conwert Immobilien Invest AG	$2,605,534
			2,605,534
		Brazil: 0.4%
557,700	@	BR Malls Participacoes SA	5,802,109
			5,802,109
		Canada: 0.7%
462,700	L	Brookfield Properties Co. (U.S. Denominated Security)	9,397,437
			9,397,437
		Finland: 1.1%
2,606,485		Citycon OYJ	14,445,312
			14,445,312
		Hong Kong: 12.5%
201,700		Agile Property Holdings Ltd.	225,803
3,300,900		Cheung Kong Holdings Ltd.	53,523,107
2,863,100		Hang Lung Group Ltd.	13,287,866
3,255,300		Hang Lung Properties Ltd.	12,887,640
1,365,600		Hongkong Land Holdings Ltd.	6,487,204
1,918,500		Kerry Properties Ltd.	12,933,213
1,242,800		Mandarin Oriental International Ltd.	2,512,389
3,549,600		Shui On Land Ltd.	3,736,894
3,290,400		Sino Land Co.	10,110,735
2,253,500		Sun Hung Kai Properties Ltd.	44,718,093
1,920,375		Wharf Holdings Ltd.	10,344,052
			170,766,996
		India: 0.7%
1,023,600	@	Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	9,970,839
			9,970,839
		Japan: 9.3%
2,412,800		Mitsubishi Estate Co., Ltd.	64,949,356
2,206,600		Mitsui Fudosan Co., Ltd.	51,187,700
2,238		NTT Urban Development Corp.	3,557,161
307,200		Sumitomo Realty & Development Co., Ltd.	7,679,266
			127,373,483
		Singapore: 1.2%
2,353,800		Ascott Group Ltd.	2,904,576
2,590,200		CapitaLand Ltd.	10,968,596
490,200		Keppel Land Ltd.	2,172,391
			16,045,563
		Sweden: 0.3%
489,700		Hufvudstaden AB	4,753,400
			4,753,400
		Switzerland: 0.7%
166,700		PSP Swiss Property AG	9,464,418
			9,464,418
		United Kingdom: 0.9%
135,300	@	Hirco PLC	1,014,320
3,542,465		Safestore Holdings Ltd.	10,672,768
			11,687,088
		Total Common Stock (Cost $328,833,275)	382,312,179
REAL ESTATE INVESTMENT TRUSTS: 69.1%
		Australia: 12.7%
5,509,900		CFS Retail Property Trust	10,553,259
2,986,100		Commonwealth Property Office Fund	3,787,845
5,510,200		DB Rreef Trust	7,982,852
2,422,100		GPT Group	8,277,065
3,862,300		Macquarie CountryWide Trust	5,228,854
2,720,400		Macquarie DDR Trust	1,702,875
4,869,231		Macquarie Goodman Group	19,658,572
3,428,500		Mirvac Group	15,570,043
3,469,400		Stockland	22,892,645
2,642,250		Valad Property Group	2,559,202
4,450,554		Westfield Group	74,811,681
			173,024,893
		Canada: 1.2%
64,000	@, #	Calloway Real Estate Investment Trust	1,386,385
93,000		Calloway Real Estate Investment Trust	2,014,591
615,600		RioCan Real Estate Investment Trust	13,090,045
			16,491,021
		France: 5.5%
59,410		Klepierre	3,172,099
226,609		Mercialys	8,463,887
20,470		Societe de la Tour Eiffel	2,662,635
40,243		Societe Immobiliere de Location pour l’Industrie et le Commerce	5,412,139
233,186		Unibail	55,335,163
			75,045,923

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Hong Kong: 1.0%
5,286,100		Link Real Estate Investment Trust	$13,450,189
			13,450,189
		Japan: 3.8%
873		Japan Logistics Fund, Inc.	5,449,502
1,251		Japan Real Estate Investment Corp.	14,636,629
969		Japan Retail Fund Investment Corp.	6,163,760
726		Kenedix Realty Investment Corp.	4,737,762
871		New City Residence Investment Corp.	3,387,983
516		Nippon Accommodations Fund, Inc.	2,934,054
1,009		Nippon Building Fund, Inc.	11,743,546
601	L	Nomura Real Estate Residential Fund, Inc.	2,818,647
			51,871,883
		Netherlands: 1.8%
236,410		Corio NV	19,523,589
101,825		Eurocommercial Properties NV	5,412,076
			24,935,665
		Singapore: 1.6%
4,154,400	@	Ascendas Real Estate Investment Trust	6,436,409
6,262,700		CapitaMall Trust	13,269,044
3,090,200		Macquarie MEAG Prime Real Estate Investment Trust	2,313,821
			22,019,274
		United Kingdom: 8.1%
843,700		British Land Co. PLC	17,078,179
445,800		Brixton PLC	3,123,900
697,900		Derwent Valley Holdings PLC	19,101,982
487,596		Great Portland Estates PLC	4,718,785
831,728		Hammerson PLC	18,898,624
1,094,617		Land Securities Group PLC	34,902,484
1,312,800		Segro PLC	13,271,388
			111,095,342
		United States: 33.4%
187,800	L	AMB Property Corp.	9,502,680
125,520	L	AvalonBay Communities, Inc.	11,792,604
198,200	L	BioMed Realty Trust, Inc.	4,574,456
334,200	L	Boston Properties, Inc.	30,719,664
188,700	L	BRE Properties, Inc.	8,225,433
127,300	L	Corporate Office Properties Trust SBI MD	4,077,419
347,500	L	Douglas Emmett, Inc.	7,940,375
158,600	L	Equity One, Inc.	3,744,546
76,500	L	Equity Residential	2,861,865
84,000	L	Essex Property Trust, Inc.	8,703,240
286,200	L	Extra Space Storage, Inc.	4,333,068
343,100	L	Federal Realty Investment Trust	25,320,780
90,100	L	FelCor Lodging Trust, Inc.	1,217,251
347,700	L	General Growth Properties, Inc.	12,698,004
482,000	L	HCP, Inc.	14,657,620
150,000		Health Care Real Estate Investment Trust, Inc.	6,433,500
213,200	L	Highwoods Properties, Inc.	6,381,076
136,100	L	Home Properties, Inc.	6,531,439
727,410	L	Host Hotels & Resorts, Inc.	12,176,843
112,700	L	Kilroy Realty Corp.	5,525,681
539,400	L	Kimco Realty Corp.	19,315,914
91,700		LaSalle Hotel Properties	2,513,497
211,100	L	Macerich Co.	14,432,907
437,200	L	Nationwide Health Properties, Inc.	13,798,032
425,800		Omega Healthcare Investors, Inc.	7,025,700
145,100	L	Post Properties, Inc.	6,133,377
479,900	L	Prologis	28,482,065
176,454		Public Storage, Inc.	13,807,526
346,200	L	Regency Centers Corp.	21,267,066
634,150	L	Simon Property Group, Inc.	56,680,327
201,000	L	SL Green Realty Corp.	18,654,810
190,400	L	Strategic Hotel Capital, Inc.	2,732,240
255,300	L	Tanger Factory Outlet Centers, Inc.	9,591,621
210,600	L	Taubman Centers, Inc.	10,561,590
667,100	L	Ventas, Inc.	29,485,820
170,800		Vornado Realty Trust	15,440,320
			457,340,356
		Total Real Estate Investment Trusts (Cost $988,086,110)	945,274,546
MUTUAL FUNDS: 1.0%
		Australia: 0.3%
2,427,700	**	ING Industrial Fund	4,436,217
			4,436,217
		Luxembourg: 0.5%
480,059		Prologis European Properties	7,251,237
			7,251,237
		United Kingdom: 0.2%
1,266,400	**	ING UK Real Estate Income Trust Ltd.	1,968,380
			1,968,380

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		Total Mutual Funds (Cost $14,746,728)		13,655,834
WARRANTS: 0.0%
		Hong Kong: 0.0%
158,416	@	China Overseas Land & Investment Ltd.		48,556
		Total Warrants (Cost $-)		48,556
PURCHASED OPTIONS: 0.2%
		Brazil: 0.2%
517,500		Brascan Residential Properties SA		2,674,289
		Total Purchased Options (Cost $3,881,855)		2,674,289
		Total Long-Term Investments (Cost $1,335,547,968)
				1,343,965,404

Principal Amount				Value
SHORT-TERM INVESTMENTS: 22.5%
		U.S. Government Agency Obligations: 1.3%
$17,983,000	Z	Federal Home Loan Bank, 1.650%, due 02/01/08		$17,982,201
		Total U.S. Government Agency Obligations (Cost $17,982,201)		17,982,201
		Securities Lending Collateral(cc): 21.2%
289,649,915		Bank of New York Mellon Corp. Institutional Cash Reserves		289,649,915
		Total Securities Lending Collateral (Cost $289,649,915)		289,649,915
		Total Short-Term Investments (Cost $307,632,116)		307,632,116

		Total Investments in Securities (Cost $1,643,180,084)*	120.8%	$1,651,597,520
		Other Assets and Liabilities — Net	(20.8)	(284,116,035)
		Net Assets	100.0%	$1,367,481,485

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2008.
	**	Investment in affiliate
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $1,685,926,387.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$55,186,446
		Gross Unrealized Depreciation		(89,515,313)
		Net Unrealized Depreciation		$(34,328,867)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Fund	as of January 31, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Apartments	3.7%
Closed-End Funds	0.5
Diversified	20.9
Engineering & Construction	0.7
Health Care	5.2
Holding Companies - Diversified	0.8
Hotels	1.4
Lodging	0.2
Office Property	10.2
Open-End Funds	0.5
Real Estate	25.7
Regional Malls	6.9
Shopping Centers	16.3
Storage	1.3
Storage/Warehousing	0.8
Warehouse/Industrial	3.2
Short-Term Investments	22.5
Other Assets and Liabilities - Net	(20.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.2%
		Australia: 2.6%
1,352,900		Dyno Nobel Ltd.	$2,497,982
194,000	@	Moto Goldmines Ltd.	730,362
			3,228,344
		Brazil: 3.0%
257,000	L	Centrais Eletricas Brasileiras SA ADR - Class B	3,246,373
11,700		Cia de Saneamento Basico do Estado de Sao Paulo ADR	500,877
			3,747,250
		Canada: 8.9%
43,264	L	AbitibiBowater, Inc.	1,071,649
111,000		Barrick Gold Corp.	5,715,390
182,700	@, L	Crystallex International Corp.	367,227
457,800	@	Gabriel Resources Ltd.	793,359
85,100	@, L	Ivanhoe Mines Ltd.	822,066
26,672	@, L	Kinross Gold Corp.	590,251
200,000	@	Orezone Resources, Inc.	280,000
198,100	@	Patheon, Inc.	670,823
12,700	L	Petro-Canada	579,120
			10,889,885
		Cayman Islands: 1.8%
152,500	@, L	Apex Silver Mines Ltd.	2,173,125
			2,173,125
		Finland: 0.5%
29,600		UPM-Kymmene OYJ	561,187
			561,187
		France: 3.0%
30,100	L	Sanofi-Aventis ADR	1,230,789
11,300	L	Technip SA ADR	720,095
31,000		Thales SA	1,796,575
			3,747,459
		Germany: 1.0%
58,000	@	Premiere AG	1,282,355
			1,282,355
		Italy: 0.4%
32,000		ERG S.p.A.	520,369
			520,369
		Japan: 17.0%
39,000		Chiyoda Corp.	459,552
500		Fields Corp.	657,536
5,800		Hakuhodo DY Holdings, Inc.	300,333
8,100		Kao Corp. ADR	2,445,426
66,000		Kissei Pharmaceutical Co., Ltd.	1,410,903
245,000		Nippon Telegraph & Telephone Corp. ADR	5,857,951
97,800		Paramount Bed Co., Ltd.	1,314,539
237,000		Sekisui House Ltd.	2,656,042
25,400		Seven & I Holdings Co., Ltd.	629,357
282,000		Sumitomo Osaka Cement Co., Ltd.	548,331
92,000		Sumitomo Trust & Banking Co., Ltd.	592,283
48,200		Takefuji Corp.	1,385,141
54,000		Toppan Printing Co., Ltd.	541,499
29,300		Toppan Printing Co., Ltd. ADR	1,468,788
33,100		Toyo Seikan Kaisha Ltd.	604,580
			20,872,261
		Netherlands: 3.5%
62,283		Royal Dutch Shell PLC ADR - Class B	4,306,869
			4,306,869
		Norway: 1.8%
4,134,000	@, L	Marine Harvest	2,226,311
			2,226,311
		Papua New Guinea: 2.4%
904,504	@	Lihir Gold Ltd.	2,944,373
			2,944,373
		South Africa: 6.1%
142,000	L	Anglogold Ashanti Ltd. ADR	5,902,940
102,900		Gold Fields Ltd.	1,536,782
			7,439,722
		South Korea: 6.6%
219,950	@, L	Korea Electric Power Corp. ADR	4,427,594
35,200	@, L	KT Corp. ADR	934,560
36,400	@	Samsung SDI Co., Ltd.	2,721,054
			8,083,208
		Sweden: 0.4%
23,200	L	Telefonaktiebolaget LM Ericsson ADR	527,104
			527,104

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Switzerland: 0.5%
14,300	L	UBS AG - New	$590,447
			590,447
		United Kingdom: 7.9%
25,040		Anglo American PLC	1,383,605
69,200		AstraZeneca PLC ADR	2,896,020
221,500		Benfield Group Ltd.	1,189,194
17,800		BP PLC ADR	1,134,750
35,139	@	Lighthouse Caledonia ASA	26,953
76,800		Mondi PLC	591,339
94,900		Stolt-Nielsen SA	2,444,852
			9,666,713
		United States: 28.8%
22,300	@, L	AGCO Corp.	1,342,906
220,500	@, L	Allied Waste Industries, Inc.	2,171,925
44,000	@	Amgen, Inc.	2,049,960
40,200		Chevron Corp.	3,396,900
20,600		eBay, Inc.	553,934
67,900		Electronic Data Systems Corp.	1,364,790
34,300	L	Idacorp, Inc.	1,119,552
20,000		Microsoft Corp.	652,000
88,700	L	Newmont Mining Corp.	4,819,958
33,050		Peabody Energy Corp.	1,785,361
79,100		Puget Energy, Inc.	2,068,465
18,900	@, L	Scholastic Corp.	647,703
115,000	@, L	Smithfield Foods, Inc.	3,202,750
198,300	L	Sprint Nextel Corp.	2,088,099
30,600	@, L	Tech Data Corp.	1,052,028
258,000		Tyson Foods, Inc.	3,676,500
26,800		Union Pacific Corp.	3,350,804
			35,343,635
		Total Common Stock
		(Cost $110,952,226)	118,150,617

Principal Amount				Value
SHORT-TERM INVESTMENTS: 21.6%
		Securities Lending Collateral(cc): 21.6%
$26,564,702		Bank of New York Mellon Corp. Institutional Cash Reserves		$26,564,702
		Total Short-Term Investments
		(Cost $26,564,702)		26,564,702
		Total Investments in Securities
		(Cost $137,516,928)*	117.8%	$144,715,319
		Other Assets and Liabilities — Net	(17.8)	(21,863,748)
		Net Assets	100.0%	$122,851,571

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2008.
	*	Cost for federal income tax purposes is $138,278,778.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,712,520
		Gross Unrealized Depreciation		(7,275,979)
		Net Unrealized Appreciation		$6,436,541

PORTFOLIO OF INVESTMENTS
ING Global Value Choice Fund	as of January 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.2%
Aerospace/Defense	1.5
Banks	0.5
Biotechnology	1.7
Building Materials	0.4
Coal	1.5
Commercial Services	1.6
Computers	1.1
Cosmetics/Personal Care	2.0
Distribution/Wholesale	0.9
Diversified Financial Services	1.6
Electric	8.8
Electronics	2.2
Engineering & Construction	0.4
Environmental Control	1.8
Food	7.4
Forest Products & Paper	1.8
Healthcare - Products	1.1
Home Builders	2.2
Insurance	1.0
Internet	0.4
Leisure Time	0.5
Machinery - Diversified	1.1
Media	1.6
Mining	22.8
Miscellaneous Manufacturing	2.0
Oil & Gas	8.1
Oil & Gas Services	0.6
Packaging & Containers	0.5
Pharmaceuticals	5.1
Retail	0.5
Software	0.5
Telecommunications	7.7
Transportation	4.7
Water	0.4
Short-Term Investments	21.6
Other Assets and Liabilities - Net	(17.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.5%
		China: 22.0%
542,000	@	Anta Sports Products Ltd	$617,807
263,000	@	China High Speed Transmission Equipment Group Co., Ltd.	479,588
604,000		China Life Insurance Co., Ltd.	2,174,931
195,000		China Merchants Bank Co., Ltd.	687,497
1,036,000		China Petroleum & Chemical Corp.	1,087,366
280,000		China Shipping Development Co., Ltd.	722,363
1,450,000	@	China Southern Airlines Co., Ltd.	1,256,147
276,000		Dalian Port PDA Co., Ltd.	159,977
212,000		Dongfang Electrical Machinery Co., Ltd.	1,260,749
188,800		Guangzhou R&F Properties Co., Ltd.	499,755
1,173,000		Industrial & Commercial Bank of China	706,120
638,000		Jiangxi Copper Co., Ltd.	1,124,050
1,102,000		PetroChina Co., Ltd.	1,522,374
78,000		Ping An Insurance Group Co. of China Ltd.	550,531
69,033	@	SPG Land Holdings Ltd.	42,302
546,000		Travelsky Technology Ltd.	540,205
			13,431,762
		Hong Kong: 50.7%
208,000		Cheung Kong Holdings Ltd.	3,372,658
372,500		China Mobile Ltd.	5,491,843
1,444,000		China Overseas Land & Investment Ltd.	2,474,952
2,080,000		China Power International Development Ltd.	709,850
408,000		China Resources Enterprise	1,375,232
494,000		Chow Sang Sang Holdings International Ltd.	606,470
2,921,000		Chuang’s China Investments	280,957
332,000		Citic Pacific Ltd.	1,646,982
360,500		CLP Holdings Ltd.	2,867,871
284,920	@	Dah Chong Hong Holdings Ltd.	90,620
360,000		Hang Lung Group Ltd.	1,670,788
112,900		Hang Seng Bank Ltd.	2,241,944
210,000		Henderson Land Development Co., Ltd.	1,813,742
64,000		Hong Kong Exchanges and Clearing Ltd.	1,334,573
335,500		HongKong Electric Holdings	1,914,487
145,000		Hutchison Whampoa Ltd.	1,427,497
550,000		Hysan Development Co., Ltd.	1,628,002
			30,948,468
		Taiwan: 22.8%
635,461		Asustek Computer, Inc.	1,657,253
291,000		Cathay Financial Holding Co., Ltd.	696,215
909,000		Cheng Loong Corp.	297,593
1,077,270		China Steel Corp.	1,523,913
329,000		Chunghwa Telecom Co., Ltd.	700,271
1,764,863		Far Eastern Textile Co., Ltd.	2,448,364
687,000		Far EasTone Telecommunications Co., Ltd.	848,982
825,000		First Financial Holding Co., Ltd.	666,947
1,513,791		Goldsun Development & Construction Co., Ltd.	758,122
92,000		Huang Hsiang Construction Co.	187,947
968,000	@	Lealea Enterprise	266,416
178,560		MediaTek, Inc.	1,778,944
393,400		Nan Ya Plastics Corp.	789,387
119,000		Oriental Union Chemical Corp.	95,757
226,000		Taiwan Fertilizer Co., Ltd.	733,329
120,400	#	Wintek Corp. GDR	498,841
			13,948,281
		Total Common Stock
		(Cost $53,086,833)	58,328,511

PORTFOLIO OF INVESTMENTS
ING Greater China Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
REAL ESTATE INVESTMENT TRUSTS: 1.8%
		Hong Kong: 1.8%
437,500		Link Real Estate Investment Trust		$1,113,195
		Total Real Estate Investment Trusts
		(Cost $1,015,764)		1,113,195
		Total Investments in Securities
		(Cost $54,102,597)*	97.3%	$59,441,706
		Other Assets and Liabilities — Net	2.7	1,673,104
		Net Assets	100.0%	$61,114,810

	@	Non-income producing security
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $54,459,593.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,763,195
		Gross Unrealized Depreciation		(3,781,082)
		Net Unrealized Appreciation		$4,982,113

Percentage of
Industry	Net Assets
Airlines	2.1%
Apparel	1.0
Banks	6.0
Building Materials	1.2
Chemicals	2.7
Commercial Services	0.3
Diversified Financial Services	3.3
Electric	9.0
Electrical Components & Equipment	2.8
Electronics	3.5
Forest Products & Paper	0.5
Holding Companies - Diversified	7.9
Insurance	5.6
Iron/Steel	2.5
Metal Fabricate/Hardware	1.8
Oil & Gas	4.3
Real Estate	19.1
Retail	1.0
Semiconductors	2.9
Shopping Centers	1.8
Software	0.9
Telecommunications	11.5
Textiles	4.4
Transportation	1.2
Other Assets and Liabilities - Net	2.7
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.5%
		Australia: 3.9%
25,231		BHP Billiton Ltd.	$845,990
33,972		BlueScope Steel Ltd.	314,889
16,014		CSL Ltd.	501,321
337,695		CSR Ltd.	956,188
213,508		Harvey Norman Holdings Ltd.	1,082,327
111,983		Iluka Resources Ltd.	458,563
14,967		Lion Nathan Ltd.	127,650
45,814		Macquarie Airports Management Ltd.	161,499
46,974		Macquarie Infrastructure Group	129,420
25,662	@	Paladin Resources Ltd.	105,963
97,315		Qantas Airways Ltd.	413,053
7,255		QBE Insurance Group Ltd.	184,128
9,785		Rio Tinto Ltd.	1,103,852
35,574		Santos Ltd.	390,227
166,953		Telstra Corp., Ltd.	656,827
5,524		Woodside Petroleum Ltd.	233,428
6,156		Woolworths Ltd.	160,438
125,252		Zinifex Ltd.	1,185,735
			9,011,498
		Austria: 1.2%
125,498		Immofinanz Immobilien Anlagen AG	1,194,344
1,318		Raiffeisen International Bank Holding AG	168,343
17,443		Telekom Austria AG	491,439
15,235		Voestalpine AG	939,472
			2,793,598
		Belgium: 1.5%
2,889		Delhaize Group	221,208
15,441		Dexia	374,892
1,041		D’ieteren SA	372,587
4,142	@	Fortis - Strip VVPR	62
2,171		Groupe Bruxelles Lambert SA	252,339
17,418		InBev NV	1,437,456
5,696		KBC Groep NV	727,198
1,291		Solvay SA	162,218
			3,547,960
		China: 0.1%
26,000		Tencent Holdings Ltd.	154,990
			154,990
		Denmark: 1.0%
6,775		Carlsberg A/S	714,646
2,050		Danisco A/S	138,198
2,100		East Asiatic Co., Ltd. A/S	152,030
20,300		Novo-Nordisk A/S	1,280,736
			2,285,610
		Finland: 3.0%
42,298		Elisa OYJ	1,207,086
100,438		Nokia OYJ	3,698,370
13,725		Outokumpu OYJ	435,214
65,517		Stora Enso OYJ (Euro Denominated Security)	910,928
28,919		UPM-Kymmene OYJ	548,276
5,882		YIT OYJ	124,776
			6,924,650
		France: 10.7%
58,377		AXA SA	2,005,099
25,646		BNP Paribas	2,543,939
13,603		Bouygues SA	1,048,783
2,299		Capgemini SA	125,264
14,295		Cie de Saint-Gobain	1,118,619
3,590		Credit Agricole SA	110,476
3,310		France Telecom SA	116,737
9,267		Lafarge SA	1,464,566
7,896		Lagardere SCA	580,115

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
1,200		L’Oreal SA	$148,014
9,991		LVMH Moet Hennessy Louis Vuitton SA	1,026,008
486		Pernod-Ricard SA	51,702
18,164		Peugeot SA	1,344,623
23,609		Sanofi-Aventis	1,925,269
13,781		Schneider Electric SA	1,594,084
7,364		Societe Generale	925,011
36,016		Suez SA	2,206,121
12,250		Thomson	149,770
26,973		Total SA	1,963,054
11,635		Veolia Environnement	957,029
24,329		Vinci SA	1,663,282
46,484		Vivendi	1,873,101
			24,940,666
		Germany: 6.2%
2,548		Allianz AG	456,950
1,104		BASF AG	144,347
1,363		Bayer AG	112,486
4,010		Bayerische Motoren Werke AG	221,580
42,965		Commerzbank AG	1,303,822
3,232		DaimlerChrysler AG	253,322
18,323		Deutsche Bank AG	2,071,709
47,768		Deutsche Post AG	1,542,617
5,575		E.ON AG	1,031,992
2,548		Henkel KGaA	106,910
49,236	@	KarstadtQuelle AG	918,434
4,640		Merck KGaA	574,649
615		Muenchener Rueckversicherungs AG	111,073
16,352		RWE AG	2,018,264
2,609		SAP AG	124,751
23,153		Siemens AG	2,997,262
5,705		Suedzucker AG	121,245
1,164		Volkswagen AG	264,084
			14,375,497
		Greece: 0.3%
25,359		Hellenic Telecommunications Organization SA	788,027
			788,027
		Hong Kong: 1.5%
90,000		C C Land Holdings Ltd.	99,956
9,000		Cheung Kong Holdings Ltd.	145,932
67,500		Hong Kong Exchanges and Clearing Ltd.	1,407,558
120,000	@	Hutchison Telecommunications International Ltd.	170,480
36,500		Kingboard Chemicals Holdings	152,261
387,000		Melco International Development	542,613
197,000		New World Development Ltd.	603,221
212,000		Shui On Land Ltd.	223,186
96,000		Shun TAK Holdings Ltd.	133,856
			3,479,063
		Ireland: 0.6%
63,586		Allied Irish Banks PLC	1,412,675
			1,412,675
		Italy: 5.5%
36,209		Banca Monte dei Paschi di Siena S.p.A.	167,825
66,561	@	Banco Popolare Scarl	1,341,426
178,195		Enel S.p.A.	1,979,224
78,406		ENI S.p.A.	2,535,063
19,598		Finmeccanica S.p.A.	585,772
13,756		IFIL - Investments S.p.A.	111,215
144,821		Intesa Sanpaolo S.p.A.	990,233
5,831		Italcementi S.p.A.	116,155
7,961		Italcementi S.p.A. RNC	112,640
9,709		Mediobanca S.p.A.	181,899
71,361		Parmalat S.p.A	257,421
24,538		Snam Rete Gas S.p.A.	162,710
566,694		Telecom Italia S.p.A.	1,721,274
52,312		Telecom Italia S.p.A. RNC	120,139
305,735		UniCredito Italiano S.p.A.	2,265,845
37,704		Unipol S.p.A.	106,333
			12,755,174

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan: 20.0%
35,900		Aeon Co., Ltd.	$435,566
5,700		Aeon Mall Co., Ltd.	146,945
17,000		Ajinomoto Co., Inc.	181,180
18,000		Amada Co., Ltd.	156,026
9,200		Asahi Breweries Ltd.	162,564
3,400		Astellas Pharma, Inc.	147,482
181,000		Bank of Yokohama Ltd.	1,186,070
11,400		Bridgestone Corp.	193,603
27,500		Canon Sales Co., Inc.	450,488
43,900		Canon, Inc.	1,861,055
13,700		Casio Computer Co., Ltd.	144,779
53		Central Japan Railway Co.	490,967
20,000		Chiba Bank Ltd.	149,121
15,000		Chiyoda Corp.	176,751
141,000		COMSYS Holdings Corp.	1,218,480
21,000		Daicel Chemical Industries Ltd.	117,783
35,700		Daiichi Sankyo Co., Ltd.	1,071,497
78,000		Dowa Holdings Co., Ltd.	523,943
10,700		EDION Corp.	121,050
73		Fuji Television Network, Inc.	116,025
42,000		Furukawa Electric Co., Ltd.	169,164
2,220		Hakuhodo DY Holdings, Inc.	114,955
22,000		Hitachi Cable Ltd.	115,071
6,700		Hitachi Chemical Co. Ltd.	115,874
4,200		Hitachi Construction Machinery Co., Ltd.	98,836
29,100		Hitachi High-Technologies Corp.	547,376
49,000		Hitachi Ltd.	367,120
29,700		Hokkaido Electric Power Co., Inc.	651,470
30,600		Honda Motor Co., Ltd.	946,266
57		Inpex Holdings, Inc.	543,938
23,100		Ito En Ltd.	497,393
62,000		Keisei Electric Railway Co., Ltd.	340,044
55,000		Kirin Brewery Co., Ltd.	881,800
63,100		Komatsu Ltd.	1,538,331
7,700		Komori Corp.	164,362
12,000		Konica Minolta Holdings, Inc.	193,381
4,500		Lawson, Inc.	160,563
30,700		Matsui Securities Co., Ltd.	214,970
91,000		Matsushita Electric Industrial Co., Ltd.	1,940,594
25,000		Meiji Dairies Corp.	134,749
29,000		Mitsubishi Rayon Co., Ltd.	116,919
27,400		Mitsubishi UFJ Financial Group, Inc.	271,574
20,000		Mitsui Chemicals, Inc.	133,839
86,000		Mitsui Mining & Smelting Co., Ltd.	323,870
110,000		Mitsui OSK Lines Ltd.	1,350,370
407		Mizuho Financial Group, Inc.	1,910,840
31,000		Nichirei Corp.	145,766
1,400		Nintendo Co., Ltd.	707,956
8,000		Nippon Electric Glass Co., Ltd.	119,516
144		Nippon Telegraph & Telephone Corp.	685,313
74,000		Nippon Yusen KK	606,021
30,000		Nisshinbo Industries, Inc.	323,049
10,500		Nomura Holdings, Inc.	153,463
670		Obic Co., Ltd.	126,779
18,000		Okuma Corp.	160,348
22,000		Olympus Corp.	742,120
16,000		Onward Kashiyama Co., Ltd.	162,048
30,000		Osaka Gas Co., Ltd.	115,002
11,200		Otsuka Corp.	876,219
18,100		Pioneer Corp.	132,933
297,000	@	Sanyo Electric Co., Ltd.	400,799
903		SBI E*trade Securities Co., Ltd.	735,676
14,000		Sekisui House Ltd.	156,897
27,700		Shin-Etsu Chemical Co., Ltd.	1,465,109
7,100		Shinko Electric Industries	120,418
316,000		Shinko Securities Co., Ltd.	1,240,837
42,500		Softbank Corp.	783,918
484		Softbank Investment Corp.	113,866
13,000		Sompo Japan Insurance, Inc.	118,563
29,500		Sumco Corp.	653,769

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
70,000		Sumitomo Electric Industries Ltd.	$1,033,949
76,000		Sumitomo Heavy Industries	636,648
77,000		Sumitomo Metal Mining Co., Ltd.	1,278,680
257		Sumitomo Mitsui Financial Group, Inc.	2,062,596
17,000		Suruga Bank Ltd.	203,029
15,000		Taiyo Yuden Co., Ltd.	177,412
9,300		Takeda Pharmaceutical Co., Ltd.	567,892
6,600		THK Co., Ltd.	131,245
7,300		Tokai Rika Co., Ltd.	222,338
16,000		Tokuyama Corp.	114,518
288,000		Tokyo Gas Co., Ltd.	1,352,946
129,000		Toshiba Corp.	881,551
4,800		Toyota Boshoku Corp.	146,708
68,100		Toyota Motor Corp.	3,687,007
12,000		Wacoal Holdings Corp.	163,605
10,000		Yaskawa Electric Corp.	106,954
35,000		Zeon Corp.	211,175
			46,719,682
		Luxembourg: 0.9%
32,815		Arcelormittal	2,122,196
			2,122,196
		Netherlands: 4.0%
95,581		Aegon NV	1,427,938
10,699	@	ASML Holding NV	282,323
18,120		Heineken NV	1,018,720
112,419	@	Koninklijke Ahold NV	1,473,225
67,579		Royal Dutch Shell PLC - Class A	2,422,793
75,122		Royal Dutch Shell PLC - Class B	2,610,557
5,804		Unilever NV	189,269
			9,424,825
		New Zealand: 0.3%
56,898		Contact Energy Ltd.	343,800
34,685		Sky Network Television Ltd.	145,890
156,803		Vector Ltd.	261,896
			751,586
		Norway: 0.5%
7,300		Orkla ASA	96,643
30,389		Statoil ASA	800,178
23,800	@	TGS Nopec Geophysical Co. ASA	290,633
			1,187,454
		Portugal: 0.1%
12,249		Portugal Telecom SGPS SA	157,785
17,189	@	Sonae Industria - SGPS SA	117,518
			275,303
		Singapore: 2.8%
107,000		DBS Group Holdings Ltd.	1,334,950
86,000		Neptune Orient Lines Ltd.	199,629
66,000		Olam International Ltd.	122,076
257,000		Oversea-Chinese Banking Corp.	1,368,808
113,000		United Overseas Bank Ltd.	1,405,162
212,000		United Overseas Land Ltd.	549,449
302,000		Wilmar International Ltd.	896,128
457,000		Wing Tai Holdings Ltd.	756,618
			6,632,820
		Spain: 1.6%
6,125		Acerinox SA	144,747
16,222		Banco Bilbao Vizcaya Argentaria SA	341,242
52,922		Banco Santander Central Hispano SA	930,775
1,746		Grupo Ferrovial	112,734
7,546		Promotora de Informaciones SA (PRISA)	119,865
30,527		Repsol YPF SA	976,316
40,588		Telefonica SA	1,186,534
			3,812,213
		Sweden: 2.2%
21,804		Atlas Copco AB - Class B	288,468
57,750		Boliden AB	529,155
10,300		Electrolux AB	162,014
37,400		Investor AB	749,848
20,900		Nobia AB	147,622
11,000		Nordea Bank AB	150,152

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Sweden (continued)
7,500		Scania AB - B Shares	$155,606
6,700		SSAB Svenskt Staal AB	161,806
8,800		Svenska Cellulosa AB - B Shares	141,429
62,900		Tele2 AB - B Shares	1,289,596
97,210		Volvo AB	1,315,838
			5,091,534
		Switzerland: 7.8%
55,965		ABB Ltd.	1,399,765
2,350		Compagnie Financiere Richemont AG	134,433
8,539		Credit Suisse Group	486,189
3,384		EFG International	101,328
8,247		Holcim Ltd.	805,459
613		Kuoni Reisen Holding	278,708
4,556		Nestle SA	2,039,699
20,714		Novartis AG	1,049,440
18,796		Roche Holding AG	3,412,813
86,439		STMicroelectronics NV	1,076,057
1,887		Swatch Group AG - BR	509,466
21,698		Swiss Reinsurance	1,630,286
63,390		UBS AG - Reg	2,633,465
10,224		Xstrata PLC	787,176
6,463		Zurich Financial Services AG	1,850,560
			18,194,844
		United Kingdom: 18.8%
45,780		3I Group PLC	857,431
5,869		Anglo American PLC	324,296
77,280		ARM Holdings PLC	180,854
51,493		AstraZeneca PLC	2,162,540
12,375		Aviva PLC	155,250
18,191		BAE Systems PLC	169,461
32,766		Barclays PLC	309,299
5,908		BG Group PLC	130,343
80,442		BHP Billiton PLC	2,432,528
14,146		Bovis Homes Group PLC	172,126
347,359		BP PLC	3,702,146
3,696		British American Tobacco PLC	132,400
113,641		British Energy Group PLC	1,181,780
198,582		BT Group PLC	1,031,810
309,971		Cable & Wireless PLC	989,778
8,001		Carnival PLC	348,274
184,181		Compass Group PLC	1,167,940
112,928		Daily Mail & General Trust	1,191,817
17,444		Davis Service Group PLC	176,706
71,519		Diageo PLC	1,443,691
55,617		GlaxoSmithKline PLC	1,318,148
152,538		HBOS PLC	2,125,471
135,506		HSBC Holdings PLC	2,033,064
35,235		Imperial Tobacco Group PLC	1,723,520
153,231		International Power PLC	1,223,360
71,262		J Sainsbury PLC	567,126
566,949		Legal & General Group PLC	1,500,926
57,798		LogicaCMG PLC	125,159
34,117		London Stock Exchange Group PLC	1,158,245
17,102		Marks & Spencer Group PLC	152,925
37,182		Persimmon PLC	574,300
78,442		Rank Group PLC	142,055
18,645		Reckitt Benckiser PLC	976,623
9,680		Resolution PLC	137,952
22,140		Rio Tinto PLC	2,216,698
145,233	@	Rolls-Royce Group PLC	1,371,202
309,814		Royal Bank of Scotland Group PLC	2,388,505
31,634		Smith & Nephew PLC	430,130
13,866		Standard Chartered PLC	464,974
33,915		Standard Life PLC	146,385
18,060		Tate & Lyle PLC	176,492
16,689		Tesco PLC	139,512
36,273	@	Thomas Cook Group PLC	193,045
10,870		Travis Perkins PLC	252,449
41,010		Unilever PLC	1,351,846
613,769		Vodafone Group PLC	2,147,122

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
52,072		Wolseley PLC		$721,529
				44,019,233
		Total Common Stock
		(Cost $237,392,009)		220,701,098
REAL ESTATE INVESTMENT TRUSTS: 1.6%
		Australia: 1.2%
300,549		CFS Retail Property Trust		575,650
108,055		Commonwealth Property Office Fund		137,067
895,530		Macquarie Office Trust		923,570
182,263		Stockland		1,202,652
				2,838,939
		France: 0.2%
1,342		Unibail		318,457
				318,457
		United Kingdom: 0.2%
24,840		British Land Co. PLC		502,811
				502,811
		Total Real Estate Investment Trusts
		(Cost $4,139,709)		3,660,207
PREFERRED STOCK: 1.3%
		Australia: 0.0%
168		BBI EPS Ltd.		117
				117
		Germany: 1.3%
4,477		Bayerische Motoren Werke AG		214,687
25,365		Henkel KGaA - Vorzug		1,158,756
516		Porsche AG		934,651
27,830		ProSieben SAT.1 Media AG		549,114
666		RWE AG		69,015
				2,926,223
		Total Preferred Stock
		(Cost $3,374,139)		2,926,340
		Total Investments in Securities
		(Cost $244,905,857)*	97.4%	$227,287,645
		Other Assets and Liabilities — Net	2.6	6,154,799
		Net Assets	100.0%	$233,442,444

	@	Non-income producing security
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $246,024,000.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,110,107
		Gross Unrealized Depreciation		(21,846,462)
		Net Unrealized Depreciation		$(18,736,355)

PORTFOLIO OF INVESTMENTS
ING Index Plus International Equity Fund	as of January 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.0%
Aerospace/Defense	0.9
Agriculture	1.2
Airlines	0.2
Apparel	0.1
Auto Manufacturers	3.4
Auto Parts & Equipment	0.2
Banks	14.2
Beverages	2.7
Biotechnology	0.2
Building Materials	2.1
Chemicals	1.2
Commercial Services	0.1
Computers	0.5
Cosmetics/Personal Care	0.1
Distribution/Wholesale	0.7
Diversified	0.9
Diversified Financial Services	3.1
Electric	4.7
Electrical Components & Equipment	2.0
Electronics	0.2
Engineering & Construction	2.5
Entertainment	0.1
Food	3.3
Food Service	0.5
Forest Products & Paper	0.7
Gas	0.7
Hand/Machine Tools	0.1
Healthcare - Products	0.2
Holding Companies - Diversified	0.9
Home Builders	0.4
Home Furnishings	1.1
Household Products/Wares	1.0
Insurance	4.2
Internet	0.5
Investment Companies	0.4
Iron/Steel	1.8
Leisure Time	0.3
Machinery - Construction & Mining	0.8
Machinery - Diversified	1.0
Media	2.0
Mining	5.2
Miscellaneous Manufacturing	1.7
Office Property	0.5
Office/Business Equipment	0.8
Oil & Gas	7.0
Oil & Gas Services	0.1
Pharmaceuticals	5.8
Real Estate	1.6
Retail	1.7
Semiconductors	1.0
Shopping Centers	0.2
Software	0.0
Telecommunications	7.4
Textiles	0.2
Toys/Games/Hobbies	0.3
Transportation	1.9
Venture Capital	0.4
Water	0.4
Other Assets and Liabilities - Net	2.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 99.6%
		Australia: 5.3%
63,708		BHP Billiton Ltd.	$2,136,115
24,194		Rio Tinto Ltd.	2,729,339
55,125		Woodside Petroleum Ltd.	2,329,422
			7,194,876
		Austria: 1.1%
27,039		Erste Bank der Oesterreichischen Sparkassen AG	1,470,449
			1,470,449
		Brazil: 6.4%
66,175		Banco Itau Holding Financeira SA ADR	1,540,554
22,217		Cia de Bebidas das Americas ADR	1,579,184
86,317		Cia Vale do Rio Doce ADR	2,587,784
26,797		Petroleo Brasileiro SA ADR	2,978,219
			8,685,741
		Canada: 4.7%
63,970		Cameco Corp.	2,165,385
65,517		Manulife Financial Corp.	2,462,129
17,535		Suncor Energy, Inc.	1,647,939
			6,275,453
		China: 2.2%
31,850	@	Focus Media Holding Ltd. ADR	1,530,393
886,000	@	Foxconn International Holdings Ltd.	1,482,604
			3,012,997
		Denmark: 2.4%
32,846	@	Vestas Wind Systems A/S	3,190,229
			3,190,229
		France: 6.9%
57,109		AXA SA	1,961,546
20,723		Electricite de France	2,161,320
27,787		Iliad SA	2,506,612
13,168		LVMH Moet Hennessy Louis Vuitton SA	1,352,264
18,494		Total SA ADR	1,345,993
			9,327,735
		Germany: 5.1%
36,027		Adidas AG	2,300,011
7,438		E.ON AG	1,376,853
34,222		SAP AG ADR	1,635,812
7,017		Wacker Chemie AG	1,534,121
			6,846,797
		Greece: 1.6%
34,796		National Bank of Greece SA	2,126,730
			2,126,730
		Hong Kong: 2.3%
236,400		Esprit Holdings Ltd.	3,078,743
			3,078,743
		India: 3.0%
19,371		HDFC Bank Ltd. ADR	2,311,735
42,592		Infosys Technologies Ltd. ADR	1,763,309
			4,075,044
		Israel: 1.3%
37,383		Teva Pharmaceutical Industries Ltd. ADR	1,721,113
			1,721,113
		Italy: 3.5%
68,425		Saipem S.p.A.	2,376,218
323,641		UniCredito Italiano S.p.A.	2,398,549
			4,774,767
		Japan: 12.7%
40,600		Denso Corp.	1,468,892
75,000		NGK Insulators Ltd.	1,948,132
2,900		Nintendo Co., Ltd.	1,466,481
40,100		Nitto Denko Corp.	1,976,018

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
12,660		ORIX Corp.	$2,186,219
26,000		Shin-Etsu Chemical Co., Ltd.	1,375,193
12,700		SMC Corp.	1,425,531
213,000		Toshiba Corp.	1,455,584
38,500		Toyota Motor Corp.	2,084,431
16,500		Yamada Denki Co., Ltd.	1,767,295
			17,153,776
		Luxembourg: 1.9%
24,454	@	Millicom International Cellular SA	2,590,657
			2,590,657
		Mexico: 1.1%
42,722		Wal-Mart de Mexico SA de CV ADR	1,533,139
			1,533,139
		Netherlands: 1.4%
48,305		Koninklijke Philips Electronics NV- NY Shares	1,903,217
			1,903,217
		Norway: 1.4%
70,317	@	Renewable Energy Corp. AS	1,837,889
			1,837,889
		Singapore: 2.4%
208,000		Keppel Corp., Ltd.	1,692,618
337,000		Keppel Land Ltd.	1,493,463
			3,186,081
		South Africa: 1.0%
84,533		MTN Group Ltd.	1,348,997
			1,348,997
		South Korea: 2.7%
21,885	@	Hyundai Motor Co.	1,723,727
5,942	#	Samsung Electronics GDR	1,872,810
			3,596,537
		Spain: 5.0%
108,021		Banco Bilbao Vizcaya Argentaria SA	2,272,303
126,034		Banco Santander Central Hispano SA	2,216,645
76,483		Telefonica SA	2,235,874
			6,724,822
		Switzerland: 12.1%
98,041		ABB Ltd.	2,452,146
20,564		Holcim Ltd.	2,008,421
4,311		Nestle SA	1,930,014
7,430		Nobel Biocare Holding AG	1,844,887
27,076		Novartis AG	1,371,760
14,452		Roche Holding AG	2,624,068
7,429		Syngenta AG	1,959,157
51,165		UBS AG - Reg	2,125,592
			16,316,045
		United Kingdom: 12.1%
730,349		ARM Holdings PLC	1,709,191
134,989	@	Autonomy Corp. PLC	2,467,023
130,735		British Sky Broadcasting PLC	1,436,359
129,599		ICAP PLC	1,754,596
315,903		Michael Page International PLC	1,631,662
196,518		Prudential PLC	2,519,297
27,645		Reckitt Benckiser PLC	1,448,043
140,466		Smith & Nephew PLC	1,909,926
179,504		Tesco PLC	1,500,571
			16,376,668
		Total Common Stock
		(Cost $128,648,451)	134,348,502
EXCHANGE-TRADED FUNDS: 0.7%
		Developed Markets: 0.7%
13,109		iShares MSCI EAFE Index Fund	947,650
		Total Exchange-Traded Funds
		(Cost $1,004,936)	947,650

PORTFOLIO OF INVESTMENTS
ING International Capital Appreciation Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $129,653,387)*	100.3%	$135,296,152
		Other Assets and Liabilities — Net	(0.3)	(417,659)
		Net Assets	100.0%	$134,878,493

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may  not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $131,514,943.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,756,193
		Gross Unrealized Depreciation		(8,974,984)
		Net Unrealized Appreciation		$3,781,209

Percentage of
Industry	Net Assets
Advertising	1.1%
Apparel	4.0
Auto Manufacturers	2.8
Auto Parts & Equipment	1.1
Banks	10.6
Beverages	1.2
Building Materials	1.5
Chemicals	5.1
Commercial Services	1.2
Diversified Financial Services	4.5
Electric	2.6
Electrical Components & Equipment	1.1
Electronics	2.9
Energy - Alternate Sources	3.7
Engineering & Construction	1.8
Food	2.5
Hand/Machine Tools	1.1
Healthcare - Products	2.8
Holding Companies - Diversified	2.3
Household Products/Wares	1.1
Insurance	5.1
Internet	1.9
Media	1.1
Mining	7.1
Oil & Gas	6.1
Oil & Gas Services	1.8
Pharmaceuticals	4.2
Real Estate	1.1
Retail	2.4
Semiconductors	2.7
Software	4.3
Telecommunications	5.7
Toys/Games/Hobbies	1.1
Other Long-Term Investments	0.7
Other Assets and Liabilities - Net	(0.3)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.9%
		Australia: 7.2%
26,564		Australia & New Zealand Banking Group Ltd.	$629,865
40,826	@	Crown Ltd.	426,620
119,151		Foster’s Group Ltd.	603,978
145,266		Insurance Australia Group	493,033
36,795		Suncorp-Metway Ltd.	511,774
43,156		TABCORP Holdings Ltd.	545,045
18,997		Wesfarmers Ltd.	613,415
			3,823,730
		Belgium: 3.8%
11,191		Belgacom SA	547,272
15,132		Elia System Operator SA	633,657
37,057		Fortis	828,791
6,036	@	Fortis - Strip VVPR	90
			2,009,810
		Bermuda: 1.0%
94,970		Hiscox Ltd.	524,120
			524,120
		Brazil: 1.7%
5,728		Petroleo Brasileiro SA ADR	534,480
13,605		Tele Norte Leste Participacoes SA ADR	353,730
			888,210
		Canada: 5.7%
18,551		Bell Aliant Regional Communications Income Fund	521,213
20,291		Enerplus Resources Fund	784,450
7,023		Fording Canadian Coal Trust	315,262
43,326		Precision Drilling Trust	746,948
16,526		TransCanada Corp.	651,296
			3,019,169
		Denmark: 1.5%
22,815		Danske Bank A/S	819,824
			819,824
		Finland: 1.2%
34,393		UPM-Kymmene OYJ	652,058
			652,058
		France: 5.7%
7,878		BNP Paribas	781,453
15,573		France Telecom SA	549,227
11,899		Total SA	865,991
19,916		Vivendi	802,527
			2,999,198
		Greece: 1.1%
17,097		OPAP SA	597,301
			597,301
		Hong Kong: 0.8%
54,500		CLP Holdings Ltd.	433,562
			433,562
		Hungary: 0.6%
13,473		Magyar Telekom Telecommunications PLC ADR	335,478
			335,478
		India: 0.9%
338,803	@, #	Lite-On Technology Corp.	492,958
			492,958
		Ireland: 2.5%
34,354		Allied Irish Banks PLC	763,235
33,918		Irish Life & Permanent PLC	536,335
			1,299,570
		Israel: 0.8%
95,814		Bank Hapoalim BM	447,044
			447,044
		Italy: 12.4%
85,484		Enel S.p.A.	949,477
27,569		ENI S.p.A.	891,375

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Italy (continued)
111,623		Intesa Sanpaolo S.p.A.	$794,400
20,013		Italcementi S.p.A. RNC	283,163
69,197		Mediaset S.p.A.	608,910
72,382		Milano Assicurazioni S.p.A.	466,426
8,287		Pirelli & C Real Estate S.p.A.	331,419
233,540		Telecom Italia S.p.A. RNC	536,345
187,396		Terna S.p.A	786,587
125,174		UniCredito Italiano S.p.A.	927,682
			6,575,784
		Netherlands: 1.6%
23,677		Royal Dutch Shell PLC	846,837
			846,837
		New Zealand: 0.8%
137,286		Telecom Corp. of New Zealand Ltd.	433,733
			433,733
		Norway: 1.2%
48,190		DNB NOR ASA	629,858
			629,858
		Poland: 0.8%
45,744		Telekomunikacja Polska SA	439,161
			439,161
		Singapore: 0.8%
33,000		DBS Group Holdings Ltd.	411,713
			411,713
		South Korea: 1.6%
13,296	@	KT Corp. ADR	353,009
7,060		S-Oil Corp.	493,830
			846,839
		Spain: 3.6%
37,236		Banco Bilbao Vizcaya Argentaria SA	783,287
29,168		Gestevision Telecinco SA	629,418
17,735		Telefonica SA	518,458
			1,931,163
		Sweden: 4.3%
45,102		Svenska Cellulosa AB - B Shares	724,858
25,587		Swedbank AB	664,511
139,079		Telefonaktiebolaget LM Ericsson	316,677
61,820		TeliaSonera AB	549,396
			2,255,442
		Taiwan: 3.4%
170,000	@	Acer, Inc. (Taiwan Participation Certificate, Issuer: Citigroup Global Markets Hold)	260,100
657,000	@	Mega Financial Holding Co. Ltd. (Low Exercise Price Warrant, Issuer: Morgan Stanley Asia Products)	428,991
164,379	@	Novatek Microelectronics Corp., Ltd. (Low Exercise Price Warrant, Issuer: Merrill Lynch International & Co.)	562,215
59,478		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	551,956
			1,803,262
		Thailand: 1.0%
80,500		Siam Cement PCL	520,330
			520,330
		United Kingdom: 26.9%
18,087		AstraZeneca PLC	759,596
53,054		Aviva PLC	665,585
81,679		Barclays PLC	771,020
75,020		BBA Aviation PLC	278,986
82,089		BP PLC	874,904
15,043		British American Tobacco PLC	538,879
106,185		BT Group PLC	551,726
77,100		Cattles PLC	438,437
32,356		Diageo PLC	653,142
341,893		DSG International PLC	520,162
33,707		GlaxoSmithKline PLC	798,871
51,294		HSBC Holdings PLC	769,589
242,882		Legal & General Group PLC	642,999
93,831		Lloyds TSB Group PLC	819,458
36,061		Marks & Spencer Group PLC	322,455
88,104		Rexam PLC	738,639
124,140		Royal Bank of Scotland Group PLC	957,055
25,769		Scottish & Southern Energy PLC	785,211

PORTFOLIO OF INVESTMENTS
ING International Equity Dividend Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
27,984		Severn Trent PLC		$796,297
81,722		Tate & Lyle PLC		798,632
55,232		United Utilities PLC		787,039
				14,268,682
		Total Common Stock
		(Cost $53,380,806)		49,304,836
REAL ESTATE INVESTMENT TRUSTS: 2.9%
		Australia: 1.7%
67,285		Stockland		443,976
27,799		Westfield Group		467,288
				911,264
		Germany: 0.6%
19,148	@	Alstria Office AG		318,266
				318,266
		Netherlands: 0.6%
3,982		Corio NV		328,848
				328,848
		Total Real Estate Investment Trusts
		(Cost $1,627,562)		1,558,378
		Total Long-Term Investments
		(Cost $55,008,368)		50,863,214
		Total Investments in Securities
		(Cost $55,008,368)*	95.8%	$50,863,214
		Other Assets and Liabilities — Net	4.2	2,208,951
		Net Assets	100.0%	$53,072,165

	@	Non-income producing security
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $55,649,061.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$488,800
		Gross Unrealized Depreciation		(5,274,647)
		Net Unrealized Depreciation		$(4,785,847)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.5%
Agriculture	1.0
Banks	23.2
Beverages	2.4
Building Materials	1.5
Coal	0.6
Computers	1.4
Diversified	1.4
Diversified Financial Services	2.6
Electric	6.8
Entertainment	2.2
Food	1.5
Forest Products & Paper	2.6
Insurance	5.3
Lodging	0.8
Media	3.8
Miscellaneous Manufacturing	1.2
Office Property	0.6
Oil & Gas	11.4
Packaging & Containers	1.4
Pharmaceuticals	2.9
Pipelines	1.2
Real Estate	0.6
Retail	1.6
Semiconductors	2.1
Shopping Centers	0.9
Telecommunications	11.3
Water	3.0
Other Assets and Liabilities - Net	4.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.9%
		Belgium: 2.6%
37,672		InBev NV	$3,108,958
			3,108,958
		Brazil: 2.3%
181,700		Cosan SA Industria e Comercio	2,839,644
			2,839,644
		Canada: 2.0%
64,400	@, L	Gildan Activewear, Inc.	2,377,648
			2,377,648
		China: 4.0%
61,348	L	Aluminum Corp. of China Ltd. ADR	2,223,252
719,000		Hengan International Group Co., Ltd.	2,628,735
			4,851,987
		Finland: 2.2%
55,432		Outotec OYJ	2,691,548
			2,691,548
		France: 3.6%
70,994		Eutelsat Communications	1,885,201
17,844		PPR	2,511,390
			4,396,591
		Germany: 7.9%
13,165		Allianz AG	2,360,970
37,163		Bayer AG	3,066,996
23,312		DaimlerChrysler AG	1,827,177
75,495	@	GEA Group AG	2,333,989
			9,589,132
		Greece: 2.0%
40,632		National Bank of Greece SA	2,483,426
			2,483,426
		Hong Kong: 4.6%
862,000		Li & Fung Ltd.	3,245,829
775,000		New World Development Ltd.	2,373,079
			5,618,908
		India: 1.6%
91,115	@	Bharti Airtel Ltd.	2,000,262
			2,000,262
		Italy: 3.2%
213,498		Enel S.p.A.	2,371,337
74,732	@	PRYSMIAN S.p.A.	1,501,127
			3,872,464
		Japan: 8.8%
344,200		Hitachi Ltd.	2,578,831
75,700		Itochu Techno-Solutions Corp.	2,215,326
300		Mizuho Financial Group, Inc.	1,349,855
5,300		Nintendo Co., Ltd.	2,680,121
78,000		Sumitomo Realty & Development Co., Ltd.	1,949,814
			10,773,947
		Mexico: 1.7%
1,883,800		Consorcio ARA, S.A. de C.V.	2,026,714
			2,026,714
		Netherlands: 2.4%
159,900		Royal KPN NV	2,902,043
			2,902,043
		Russian Federation: 4.9%
7,707	L	MMC Norilsk Nickel ADR	1,880,339
36,964		OAO Gazprom ADR	1,800,055
23,008	L	Unified Energy System ADR	2,289,296
			5,969,690
		South Korea: 2.0%
34,538	@	Hyundai Development Co.	2,467,599
			2,467,599
		Switzerland: 9.7%
13,468		Nestle SA	6,029,559
43,032		UBS AG - Reg	1,705,366
53,800		Xstrata PLC	4,142,219
			11,877,144
		Taiwan: 1.9%
422,280		HON HAI Precision Industry Co., Ltd.	2,266,940
			2,266,940
		Turkey: 3.6%
161,819		Enka Insaat Ve Sanayi AS	2,325,066
401,500		Turkiye Is Bankasi	2,039,133
			4,364,199

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom: 17.1%
82,918		Anglo American PLC	$4,581,699
1,310,718		ARM Holdings PLC	3,067,392
48,201		Imperial Tobacco Group PLC	2,357,752
211,153		Inmarsat PLC	2,064,941
360,126		International Power PLC	2,875,160
69,793		Reckitt Benckiser PLC	3,655,751
163,538		Wolseley PLC	2,266,045
			20,868,740
		United States: 6.8%
73,600		Alcoa, Inc.	2,436,160
30,100		Monsanto Co.	3,384,444
64,261	@, L	NRG Energy, Inc.	2,479,832
			8,300,436
		Total Common Stock
		(Cost $112,486,070)	115,648,020
PREFERRED STOCK: 0.7%
		Russian Federation: 0.7%
609,051	@	TNK-BP Holding	901,395
		Total Preferred Stock
		(Cost $1,769,776)	901,395
		Total Long-Term Investments
		(Cost $114,255,846)	116,549,415
SHORT-TERM INVESTMENTS 12.6%:
		Mutual Fund: 1.0%
1,200,000	**	ING Institutional Prime Money Market Fund	1,200,000
		Total Mutual Fund
		(Cost $1,200,000)	1,200,000

Principal Amount			Value
	Repurchase Agreement: 0.3%
$367,000	Morgan Stanley Repurchase Agreement dated 01/31/08, 2.800%, due 02/01/08, $367,029 to be received upon repurchase (Collateralized by $665,000 Resolution Funding Corporation, Discount Note, Market Value $374,708, due 10/15/20)		$367,000
	Total Repurchase Agreement
	(Cost $367,000)		367,000
	Securities Lending Collateral(cc): 11.3%
13,782,703	Bank of New York Mellon Corp. Institutional Cash Reserves		13,782,703
	Total Securities Lending Collateral
	(Cost $13,782,703)		13,782,703
	Total Short-Term Investments
	(Cost $15,349,703)		15,349,703
	Total Investments in Securities
	(Cost $129,605,549)*	108.2%	$131,899,118
	Other Assets and Liabilities — Net	(8.2)	(10,052,191)
	Net Assets	100.0%	$121,846,927

@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at January 31, 2008.
**	Investment in affiliate
*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$10,023,293
	Gross Unrealized Depreciation	(7,729,724)
	Net Unrealized Appreciation	$2,293,569

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Fund	as of January 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	1.9%
Apparel	2.0
Auto Manufacturers	1.5
Banks	4.8
Beverages	2.6
Chemicals	5.3
Computers	1.8
Distribution/Wholesale	4.5
Diversified Financial Services	1.4
Electric	8.2
Electrical Components & Equipment	3.3
Electronics	1.9
Engineering & Construction	1.9
Food	7.3
Healthcare - Products	2.2
Holding Companies - Diversified	1.9
Home Builders	3.7
Household Products/Wares	3.0
Insurance	1.9
Machinery - Construction & Mining	2.2
Mining	12.5
Oil & Gas	2.2
Real Estate	3.5
Retail	2.1
Semiconductors	2.5
Telecommunications	7.3
Toys/Games/Hobbies	2.2
Short-Term Investments	12.6
Other Assets and Liabilities - Net	(8.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 41.8%
		Australia: 1.1%
487,100		Lend Lease Corp., Ltd.	$6,320,972
			6,320,972
		Brazil: 1.7%
532,900	@	BR Malls Participacoes SA	5,544,099
407,700	@	Construtora Tenda SA	2,132,371
136,700	@	Mrv Engenharia	2,545,154
			10,221,624
		Canada: 0.6%
190,250		Brookfield Properties Co. (U.S. Denominated Security)	3,863,978
			3,863,978
		Finland: 1.4%
1,534,928		Citycon OYJ	8,506,673
			8,506,673
		Hong Kong: 17.4%
88,000		Agile Property Holdings Ltd.	98,516
2,199,600		Cheung Kong Holdings Ltd.	35,665,857
1,524,900		Hang Lung Group Ltd.	7,077,177
1,785,200		Hang Lung Properties Ltd.	7,067,556
846,500		Hongkong Land Holdings Ltd.	4,021,249
1,002,500		Kerry Properties Ltd.	6,758,168
398,200		Mandarin Oriental International Ltd.	804,983
2,129,400		Shui On Land Ltd.	2,241,758
2,355,300		Sino Land Co.	7,237,362
1,448,400		Sun Hung Kai Properties Ltd.	28,741,818
816,750		Wharf Holdings Ltd.	4,399,403
			104,113,847
		India: 0.7%
406,800	@	Unitech Ltd. (Global Instrument, Issuer: Macquarie Group Ltd.)	3,962,619
			3,962,619
		Japan: 14.4%
1,628,300		Mitsubishi Estate Co., Ltd.	43,831,663
1,395,400		Mitsui Fudosan Co., Ltd.	32,369,853
975		NTT Urban Development Corp.	1,549,702
331,600		Sumitomo Realty & Development Co., Ltd.	8,289,207
			86,040,425
		Norway: 0.4%
223,800		Norwegian Property ASA	2,265,781
			2,265,781
		Philippines: 0.4%
6,527,200		Ayala Land, Inc.	2,320,193
			2,320,193
		Singapore: 1.6%
1,967,100		Ascott Group Ltd.	2,427,390
1,456,600		CapitaLand Ltd.	6,168,194
192,000		Keppel Land Ltd.	850,875
			9,446,459
		Sweden: 0.3%
161,900		Hufvudstaden AB	1,571,524
			1,571,524
		Switzerland: 0.8%
85,900		PSP Swiss Property AG	4,876,986
			4,876,986
		Thailand: 0.2%
1,929,000		Central Pattana PCL	1,357,880
			1,357,880
		United Kingdom: 0.8%
23,000	@	Hirco PLC	172,427
598,900	@	Ishaan Real Estate PLC	1,309,172
752,200		Safestore Holdings Ltd.	2,266,234
90,700	@	Yatra Capital Ltd.	1,213,594
			4,961,427
		Total Common Stock
		(Cost $233,930,369)	249,830,388
REAL ESTATE INVESTMENT TRUSTS: 55.5%
		Australia: 17.5%
1,509,700		Australand Property Group	2,581,468
3,718,500		CFS Retail Property Trust	7,122,143
2,793,700		Challenger Diversified Property Group	2,164,833
1,133,100		Charter Hall Group	1,613,836
1,343,500		Commonwealth Property Office Fund	1,704,219
1,135,700		DB Rreef Trust	1,645,335
1,816,200		GPT Group	6,206,517
1,718,300		Macquarie CountryWide Trust	2,326,267
2,069,700		Macquarie DDR Trust	1,295,559

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Australia (continued)
2,829,400		Macquarie Goodman Group	$11,423,152
1,819,700		Macquarie Office Trust	1,876,678
2,086,600		Mirvac Group	9,475,996
2,273,200		Stockland	14,999,585
1,188,800		Valad Property Group	1,151,435
2,322,639		Westfield Group	39,042,449
			104,629,472
		Canada: 3.1%
6,600	@, #	Calloway Real Estate Investment Trust	142,971
69,200		Calloway Real Estate Investment Trust	1,499,029
116,700		Canadian Real Estate Investment Trust	3,248,608
242,500		Cominar Real Estate Investment Trust	4,347,393
445,600		RioCan Real Estate Investment Trust	9,475,186
			18,713,187
		France: 7.6%
43,450		Klepierre	2,319,941
50,900		Mercialys	1,901,124
27,779		Societe Immobiliere de Location pour l’Industrie et le Commerce	3,735,900
156,802		Unibail	37,209,199
			45,166,164
		Germany: 0.2%
70,700	@	Alstria Office AG	1,175,130
			1,175,130
		Hong Kong: 1.4%
3,329,700		Link Real Estate Investment Trust	8,472,237
			8,472,237
		Japan: 6.3%
332		Japan Hotel and Resort, Inc.	1,237,657
479		Japan Logistics Fund, Inc.	2,990,047
760		Japan Real Estate Investment Corp.	8,891,957
367		Japan Retail Fund Investment Corp.	2,334,469
937		Kenedix Realty Investment Corp.	6,114,715
314		New City Residence Investment Corp.	1,221,385
398		Nippon Accommodations Fund, Inc.	2,263,088
686		Nippon Building Fund, Inc.	7,984,215
158		Nomura Real Estate Residential Fund, Inc.	741,009
524		Tokyu Real Estate Investment Trust, Inc.	4,092,202
			37,870,744
		Netherlands: 3.1%
116,650		Corio NV	9,633,377
82,770		Eurocommercial Properties NV	4,399,288
38,200		Wereldhave NV	4,258,341
			18,291,006
		Singapore: 3.3%
3,255,000	@	Ascendas Real Estate Investment Trust	5,042,969
3,657,300	@	CapitaCommercial Trust	5,416,332
2,860,200		CapitaMall Trust	6,060,025
4,491,800		Macquarie MEAG Prime Real Estate Investment Trust	3,363,284
			19,882,610
		United Kingdom: 13.0%
563,900		British Land Co. PLC	11,414,466
299,800		Brixton PLC	2,100,820
414,700		Derwent Valley Holdings PLC	11,350,611
256,100		Great Portland Estates PLC	2,478,447
569,700		Hammerson PLC	12,944,792
728,880		Land Securities Group PLC	23,240,752
787,600		Segro PLC	7,962,024
576,600		Shaftesbury PLC	6,094,541
			77,586,453
		Total Real Estate Investment Trusts
		(Cost $356,045,943)	331,787,003
MUTUAL FUNDS: 1.1%
		Australia: 0.5%
1,663,500	**	ING Industrial Fund	3,039,769
			3,039,769
		Luxembourg: 0.6%
254,300		Prologis European Properties	3,841,173
			3,841,173
		Total Mutual Funds
		(Cost $7,518,853)	6,880,942
		Total Long-Term Investments
		(Cost $597,495,165)	588,498,333

Principal Amount			Value
SHORT-TERM INVESTMENTS: 1.3%
		U.S. Government Agency Obligations: 1.3%
$7,463,000	Z	Federal Home Loan Bank, 1.650%, due 02/01/08	$7,462,668
		Total Short-Term Investments
		(Cost $7,462,668)	7,462,668

PORTFOLIO OF INVESTMENTS
ING International Real Estate Fund	as of January 31, 2008 (Unaudited) (continued)

Principal Amount			Value
	Total Investments in Securities
	(Cost $604,957,833)*	99.7%	$595,961,001
	Other Assets and Liabilities — Net	0.3	1,846,397
	Net Assets	100.0%	$597,807,398

@	Non-income producing security
#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

**	Investment in affiliate
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $633,239,235.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$26,061,184
	Gross Unrealized Depreciation	(63,339,418)
	Net Unrealized Depreciation	$(37,278,234)

Percentage of
Industry	Net Assets
Apartments	0.6%
Closed-End Funds	0.6
Diversified	33.4
Engineering & Construction	0.7
Holding Companies - Diversified	0.7
Home Builders	0.4
Hotels	0.2
Lodging	0.1
Office Property	7.2
Open-End Funds	0.5
Real Estate	39.5
Shopping Centers	13.6
Storage/Warehousing	0.4
Warehouse/Industrial	0.5
Short-Term Investments	1.3
Other Assets and Liabilities - Net	0.3
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Argentina: 0.0%
20,900	@	Telecom Argentina SA ADR	$425,106
			425,106
		Australia: 7.5%
319,200	@	Aditya Birla Minerals Ltd.	569,675
95,450		Ansell Ltd.	1,020,379
520,700	@	Arc Energy Ltd.	578,079
118,447	@	Atlas Iron Ltd.	178,192
2,399,469	@	Australian Worldwide Exploration Ltd.	7,438,352
88,300		Babcock & Brown Ltd.	1,481,104
1,095,599		Beach Petroleum Ltd.	1,385,314
59,760	@	Bendigo Bank Ltd.	670,360
341,180	@	Boart Longyear Group	610,488
125,735		Bradken Ltd.	723,163
1,434,629		Centennial Coal Co., Ltd.	4,543,051
449,916		Challenger Financial Services Group Ltd.	1,446,360
160,147		Computershare Ltd.	1,166,430
186,884	@	Cooper Energy Ltd.	114,116
134,007		Corporate Express Australia Ltd.	724,239
93,500		David Jones Ltd.	386,479
80,284		Downer EDI Ltd.	387,780
60,776		Flight Centre Ltd.	1,273,256
308,487		Futuris Corp., Ltd.	640,823
102,648		Iluka Resources Ltd.	420,337
18,379		Incitec Pivot Ltd.	2,012,929
244,590		Independence Group NL	1,675,588
349,832	@	Innamincka Petroleum Ltd.	247,681
67,941	@	JB Hi-Fi Ltd.	813,327
39,450		Jubilee Mines NL	807,325
409,579		Just Group Ltd.	1,478,890
673,856		MFS Ltd.	597,872
1,018,080		Mincor Resources NL	2,785,030
991,194	@	Mount Gibson Iron Ltd.	2,395,627
94,200		OneSteel Ltd.	568,975
325,900		Pacific Brands Ltd.	838,151
1,257,500	@	Pan Australian Resources Ltd.	1,014,110
312,797		Perilya Ltd.	472,162
121,714	@	Platinum Australia Ltd.	250,661
17,781	@	Portman Ltd.	147,537
248,567		Ramsay Health Care Ltd.	2,505,091
26,296	@	Riversdale Mining Ltd.	206,110
812,604		Sally Malay Mining Ltd.	2,907,565
487,935		Seek Ltd.	2,785,799
609,484		Seven Network Ltd.	6,603,821
44,621		Sims Group Ltd.	1,150,027
19,476		Sonic Healthcare Ltd.	287,711
151,200		Straits Resources Ltd.	875,574
412,402		Sunland Group Ltd.	1,263,446
399,036	@	Tap Oil Ltd.	613,173
97,882		Transfield Services Ltd.	988,110
26,800		WorleyParsons Ltd.	952,440
			63,002,709
		Austria: 0.6%
15,283		Austria Technologie & Systemtechnik AG	297,989
319,071	@	Austrian Airlines	2,546,560
10,721	@	Ca Immo International AA	169,490
17,000	@	Kapsch TrafficCom AG	662,325
15,000		Rosenbauer International AG	552,637
28,439		Zumtobel AG	849,286
			5,078,287
		Belgium: 0.5%
4,005		Bekaert SA	507,020
5,945		D’ieteren SA	2,127,788
705		Sofina SA	77,942
39,700	@	Telenet Group Holding NV	1,110,945
14,422		Tessenderlo Chemie NV	623,493
			4,447,188
		Bermuda: 0.9%
284,837		Catlin Group Ltd.	2,074,799
785,700		Hiscox Ltd.	4,336,121
47,646		Lancashire Holdings Ltd.	277,155
8,480,000		Regal Hotels International Holdings Ltd.	592,322
			7,280,397
		British Virgin Islands: 0.0%
41,898		Empire Online Ltd.	27,817
			27,817

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Canada: 4.9%
40,800		AGF Management Ltd.	$998,006
5,500	@	Air Canada	47,493
119,000		Biovail Corp.	1,624,909
40,300	@	Blue Pearl Mining Ltd.	655,846
83,100		Canaccord Capital, Inc.	1,071,804
104,600	@	CGI Group, Inc. - Class A	1,046,990
51,600		Dorel Industries, Inc.	1,505,782
151,300	@	Frontera Copper Corp.	792,628
69,300		Gerdau AmeriSteel Corp.	859,305
28,100		Industrial Alliance Insurance	1,034,946
51,100		Inmet Mining Corp.	3,754,950
11,400		Laurentian Bank of Canada	407,269
14,500	@	Major Drilling Group International	792,117
12,700		Manitoba Telecom Services, Inc.	542,632
190,000		Methanex Corp.	4,770,579
297,000	@	Neo Material Technologies, Inc.	1,192,082
28,500		Northbridge Financial Corp.	998,870
9,300		Nova Chemicals Corp.	266,204
120,900	@	Oilexco, Inc.	1,543,686
773,300	@	Pacific Rubiales Energy Corp.	1,001,235
8,900	@	Pan Orient Energy Corp.	105,571
124,884		Parkland Income Fund	1,675,402
23,100		Pembina Pipeline Income Fund	398,018
48,000	@	Quadra Mining Ltd.	927,922
134,500		Rothmans Inc.	3,247,129
541,300		Sherritt International Corp.	7,213,380
40,600	@	Sierra Wireless, Inc.	600,478
40,200		Superior Plus Income Fund	443,219
53,000	@	Taseko Mines Ltd.	212,530
12,900		TransForce Income Fund	119,486
98,800	@	Westjet Airlines Ltd.	1,815,507
			41,665,975
		China: 0.2%
251,000		Beijing Jingkelong Co., Ltd.	172,429
279,000		CG Technologies Holdings Ltd.	56,503
353,000	@	China Molybdenum Co., Ltd.	386,005
199,500		Great Wall Motor Co. Ltd.	246,411
108,000		Harbin Power Equipment	244,588
237,000	@	Hidili Industry International Development Ltd.	326,437
184,500	@	Kwg Property Holding Ltd.	176,026
122,000		Stella International Holdings Ltd.	219,926
			1,828,325
		Denmark: 1.2%
19,525	@	Alm. Brand Skadesforsikring A/S	996,981
1,900		Amagerbanken A/S	70,365
2,600		D/S Norden	270,921
24,600		East Asiatic Co., Ltd. A/S	1,780,928
7,900		Flsmidth & Co. A/S	705,869
63,400		H Lundbeck A/S	1,543,281
1,708		Solar Holdings A/S	166,159
53,060		Sydbank A/S	1,924,690
47,700	@	TK Development	612,318
14,675	@	Topdanmark A/S	2,196,296
			10,267,808
		Finland: 1.3%
53,000		Elisa OYJ	1,512,496
12,200		Finnair OYJ	143,844
76,500		F-Secure OYJ	275,840
109,384		KCI Konecranes OYJ	3,349,522
45,600		Nokian Renkaat OYJ	1,554,304
59,937		Oriola-KD OYJ	263,806
48,769		Rautaruukki OYJ	2,019,832
7,400		Wartsila OYJ	475,996
48,000		YIT OYJ	1,018,235
			10,613,875
		France: 6.8%
15,000	@	Alten	441,315
4,838		Bacou Dalloz	455,795
25,945		Beneteau SA	599,392
21,983		BioMerieux	2,213,935
5,429		Bonduelle S.C.A.	654,049
1,820		Bongrain SA	161,188
18,000		Bourbon SA	1,075,389
15,442		Capgemini SA	841,378
2,494		CNP Assurances	304,980
5,800		Compagnie Generale de Geophysique SA	1,356,754
30,700		Compagnie Generale des Etablissements Michelin	2,962,782
4,850		Eramet SLN	2,521,501
10,800		Euler Hermes SA	1,140,106
2,262		Faiveley SA	118,673

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
480,702	@	Genesys	$1,095,460
7,560		Groupe Steria SCA	207,114
850		Guyenne et Gascogne SA	122,529
69,574		Haulotte Group	1,501,947
36,434	@	Homair SA	151,124
186,763		IMS-International Metal Service	5,723,685
7,200		Ipsen	401,250
20,000		Neuf Cegetel	1,040,180
12,951		Nexans SA	1,431,191
177,167		Nexity	8,129,133
15,528		Pierre & Vacances	1,624,378
173,332		Rallye SA	9,701,189
6,400		Rubis	554,152
27,000	@	Saft Groupe SA	1,029,143
81,000		Scor SA	1,682,490
16,700		SEB SA	2,728,875
4,718		Sopra Group SA	295,073
15,000	@	Store Electronic	232,851
12,000		Sword Group	485,602
13,716		Teleperformance	429,171
2,567		Thales SA	148,768
21,070		Thomson	257,604
28,898	@	UbiSoft Entertainment	2,626,476
2,717		Vilmorin & Cie	433,587
5,500		Virbac SA	470,928
			57,351,137
		Germany: 9.3%
5,189		AMB Generali Holding AG	741,083
108,048		Arques Industries AG	2,442,121
33,050		Bauer AG	1,995,945
10,532		Bechtle AG	342,936
8,138		Celesio AG	480,460
24,989		Deutsche Beteiligungs AG	725,356
35,954		Deutsche Euroshop AG	1,276,507
25,025	@	Em.Tv Ag	112,842
272,448		EpCos. AG	3,795,596
20,653		Fresenius Medical Care AG & Co. KGaA	1,064,449
13,638		Gerry Weber International AG	404,702
281,014		Gildemeister AG	5,895,121
9,000		Grenkeleasing AG	285,401
56,873		Hannover Rueckversicheru - Reg	2,554,011
22,000		IDS Scheer AG	351,290
82,824		IWKA AG	2,640,629
134,193		Kloeckner & Co. AG	5,604,044
12,189		Koenig & Bauer AG	301,419
39,688		Kontron AG	703,119
13,950		Krones AG	1,087,677
47,050		Leoni AG	1,968,905
16,144	@	Medion AG	364,126
256,224		MTU Aero Engines Holding AG	13,719,595
152,287		Norddeutsche Affinerie AG	6,651,678
8,818		Phoenix Solar AG	416,611
21,350		Rheinmetall AG	1,526,733
2,450	@	Roth & Rau AG	640,146
51,914		Salzgitter AG	8,226,013
9,881	@	SFC Smart Fuel Cell AG	204,162
32,150	@	SGL Carbon AG	1,625,387
24,950		Stada Arzneimittel AG	1,570,244
10,000	@	Steico AG	158,886
119,540	@	TUI AG	2,597,771
10,000		Utimaco Safeware AG	160,160
12,931		Vivacon AG	256,418
25,771		Vossloh AG	3,169,330
5,800		Wacker Chemie AG	1,268,049
11,688		Wincor Nixdorf AG	914,028
34,913	@	Wirecard AG	554,207
			78,797,157
		Greece: 0.8%
253,340		Agricultural Bank of Greece	1,377,829
221,294		Anek Lines SA	736,859
27,000	@	Babis Vovos International Technical Co.	764,763
25,000		Fourlis Holdings SA	853,879
17,000		Greek Postal Savings Bank	268,006
27,000		Jumbo SA	851,643
43,950		Metka SA	995,708
12,233	@	Quintana Maritime Ltd.	298,975
75,370		Sidenor Steel Production & Manufacturing Co. SA	1,049,482
			7,197,144
		Hong Kong: 3.1%
984,000		Allied Properties HK Ltd.	236,847
279,000	@	China Agri-Industries Holdings Ltd.	165,261
72,000	@	China Everbright Ltd.	148,265

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
252,000	@	China Foods Ltd.	$160,945
13,044,000	@	China Grand Forestry Resources Group Ltd.	1,896,851
53,000	@	China Insurance International Holdings Co., Ltd.	109,442
170,000		China Resources Land Ltd.	295,635
240,000		Cnpc Hong Kong Ltd.	113,678
3,430,100	@	Enerchina Holdings Ltd.	117,697
324,000		Far East Consortium	160,478
392,000		Giordano International Ltd.	157,431
4,408,000		Global Green Tech Group Ltd.	708,287
97,000		Great Eagle Holding Co.	326,357
176,000		Hang Lung Group Ltd.	816,829
551,000		Hopewell Highway Infrastructure Ltd.	425,130
41,000		Hopewell Holdings	179,219
230,000		Huabao International Holdings Ltd.	209,943
180,000		Industrial & Commercial Bank of China (Asia) Ltd.	390,045
20,000	@	Industrial & Commerical Bank of China (Asia) Ltd.	2,719
254,000	@	Jinhui Holdings Ltd.	144,116
395,000	@	Jinhui Shipping & Transportation Ltd.	3,782,141
7,500		Kerry Properties Ltd.	50,560
560,000		Luk Fook Holdings International Ltd.	372,013
1,772,000		Midland Holdings Ltd.	2,667,736
8,656,000		Minmetals Resources Ltd.	3,566,217
52,500		MTR Corp.	202,802
23,700		Nam Tai Electronics, Inc.	199,554
249,000		Pacific Andes Holdings Ltd.	80,317
2,699,000		Pacific Basin Shipping Ltd.	3,790,785
338,000		Peace Mark Holdings Ltd.	394,135
2,020,000		Shougang Concord Century Holding	191,280
9,142,000		Sinolink Worldwide Holdings	1,464,864
178,000		Television Broadcasts Ltd.	966,171
149,194		Vtech Holdings Ltd.	860,217
710,000		Xinyi Glass Holding Co., Ltd.	574,931
			25,928,898
		India: 0.2%
155,478		Chennai Petroleum Corp., Ltd.	1,186,711
29,207		Great Eastern Shipping Co., Ltd.	300,705
			1,487,416
		Indonesia: 0.0%
261,000	@	First Resources Ltd.	244,975
			244,975
		Ireland: 0.5%
30,000		DCC PLC	845,007
2,100		FBD Holdings PLC	89,138
277,000		Glanbia PLC	1,818,155
41,600		Kerry Group PLC	1,121,198
55,700		United Drug PLC	323,125
			4,196,623
		Israel: 0.2%
143,463	@	Israel Discount Bank Ltd.	368,035
13,249		Partner Communications	278,534
58,700		Partner Communications ADR	1,218,025
7,578		Super-Sol Ltd.	35,078
			1,899,672
		Italy: 2.2%
42,508		ACEA S.p.A.	784,405
81,500		Aedes S.p.A	296,795
182,800		AEM S.p.A.	734,902
89,519		Autostrada Torino-Milano S.p.A.	1,694,983
159,262		Azimut Holding S.p.A.	1,890,495
37,946		Banco di Desio e della Brianza S.p.A.	340,003
10,209		Biesse S.p.A.	212,013
137,800		Brembo S.p.A.	1,890,095
354,325		CIR-Compagnie Industriali Riunite S.p.A.	1,106,302
81,503	@	GreenergyCapital S.p.A.	11,148
122,790	@	Gruppo Coin S.p.A.	818,873
199,521		Indesit Co. S.p.A.	2,823,341
117,200	@	It Holding S.p.A	121,030
81,503	@	KME Group	148,185
35,248		Premafin Finanziaria S.p.A.	88,401
30,163		Prima Industrie S.p.A.	1,084,649
82,100	@	Prysmian S.p.A.	1,649,127
211,364		Recordati S.p.A.	1,809,923
9,900		Trevi Finanziaria S.p.A.	157,794
239,224		Unipol S.p.A.	671,816
			18,334,280
		Japan: 18.1%
175,000		77 Bank Ltd.	1,090,811
102		Acca Networks Co., Ltd.	139,959
58,000		Adores, Inc.	138,574
20,300		Aica Kogyo Co., Ltd.	171,418
2,800	@	Aichi Bank Ltd.	224,685
14,000		Air Water, Inc.	137,842

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
58,900		Aisan Industry Co., Ltd.	$588,273
11,800		Alfresa Holdings Corp.	720,751
6,600		Alpha Corp.	87,270
216,600		Alpine Electronics, Inc.	3,209,319
3,100		Amano Corp.	35,208
106,100		AOC Holdings, Inc.	1,160,164
12,900		Aoyama Trading Co., Ltd.	293,545
19,000		Arcs Co., Ltd.	229,113
3,699		Ardepro Co., Ltd.	612,882
44,000		Arrk Corp.	149,946
356,000		Atsugi Co., Ltd.	479,275
12,000		Awa Bank Ltd.	74,119
216		BIC Camera, Inc.	161,655
601		Bosch Corp.	2,565
34,500		Canon Sales Co., Inc.	554,354
170,800		Century Leasing System, Inc.	1,562,260
1,008,000	@	Chori Co., Ltd.	916,281
41,000		Chugoku Marine Paints Ltd.	328,696
340,000		Cosmo Oil Co., Ltd.	1,160,014
6,000		Cosmos Initia Co., Ltd.	18,008
3,900	@	Create S D Co., Ltd.	90,725
29,000		Daido Steel Co., Ltd.	193,070
36,000		Daihatsu Diesel Manufacturing Co., Ltd.	409,550
57,000		Daiichi Jitsugyo Co., Ltd.	221,868
13,100		Daiichikosho Co., Ltd.	125,999
19,000		Daimei Telecom Engineering Corp.	146,931
80		Daiseki Co., Ltd.	2,311
34,000		Daishi Bank Ltd.	139,338
44,000		Daito Bank Ltd.	44,958
235,000		Daiwa Industries Ltd.	1,171,724
35,600		DC Co., Ltd.	86,945
15,140		Diamond Lease Co., Ltd.	571,026
17,700		Don Quijote Co., Ltd.	312,691
16,900	@	DTS Corp.	267,681
52,000		Eagle Industry Co., Ltd.	470,761
16,000		Eizo Nanao Corp.	400,926
12,000		Excel Co., Ltd.	129,192
3,600		Exedy Corp.	109,938
99,300		FamilyMart Co., Ltd.	2,950,661
57,100		Fancl Corp.	714,656
174,000		Fuji Machine Manufacturing Co., Ltd.	3,406,428
28,800		Fuji Oil Co., Ltd.	215,550
15,000		Fujikura Kasei Co., Ltd.	104,215
17,300		Fujitsu Frontech Ltd.	152,462
166,000	@	Fujitsu General Ltd.	744,731
49,000		Furukawa-Sky Aluminum Corp.	116,243
39,200		Futaba Industrial Co., Ltd.	884,691
52,400		Glory Ltd.	1,082,900
21,770		Gulliver International Co.	1,037,774
6,300		Happinet Corp.	90,183
341,000		Hino Motors Ltd.	2,368,567
6,000		Hirano Tecseed Co., Ltd.	62,792
25,900		HIS Co., Ltd.	456,439
264,000		Hitachi Cable Ltd.	1,380,851
34,000		Hitachi Kokusai Electric, Inc.	356,721
113,000		Hitachi Metals Ltd.	1,500,939
15,400		Hitachi Software Engineering Co., Ltd.	369,150
36,400		Hitachi Transport System Ltd.	389,396
4,200		Honeys Co., Ltd.	102,320
38,200		Hosiden Corp.	596,896
98,000		Hosokawa Micron Corp.	671,750
38,000		Hyakugo Bank Ltd.	219,281
71,000		Hyakujushi Bank Ltd.	364,289
114,400		IBJ Leasing Co., Ltd.	2,070,393
4,300		Icom, Inc.	104,033
754		IDU Co.	697,050
65,400		Inabata & Co., Ltd.	327,784
125,900		Ines Corp.	610,446
4,800		Information Services International-Dentsu Ltd.	42,562
59,000		Intec Holdings Ltd.	806,354
159		Intelligence Ltd.	229,679
77		Internet Initiative Japan, Inc.	278,042
172,000		Iwatani International Corp.	466,379
21,000		Izumiya Co., Ltd.	110,240
123,000	@	Izutsuya Co., Ltd.	107,202
55,100		Japan Airport Terminal Co., Ltd.	776,246
92,000		Japan Aviation Electronics Industry Ltd.	1,133,654
300,000		Japan Radio Co., Ltd.	951,025
860,000		JFE Shoji Holdings, Inc.	5,361,323
69,000		Jidosha Buhin Kogyo Co., Ltd.	343,372
38,000		Joshin Denki Co., Ltd.	326,955
20,400		JSP Corp.	214,595

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
91,000		Juki Corp.	$442,769
25,000		Kanamoto Co., Ltd.	156,813
2,102,000	@	Kanematsu Corp.	2,654,733
77,800		Kanto Auto Works Ltd.	964,673
83,833		Kanto Tsukuba Bank Ltd.	495,937
8,950	@	Kappa Create Co., Ltd.	209,487
209,000		Kawai Musical Instruments Manufacturing Co., Ltd.	302,901
308		Kenedix, Inc.	363,132
6,600		Kintetsu World Express, Inc.	191,117
23,000		Kissei Pharmaceutical Co., Ltd.	491,665
41,900		Koa Corp.	266,232
12,000		Koito Manufacturing Co., Ltd.	173,835
38,300		Kuroda Electric Co., Ltd.	471,919
28,100		Kyoden Co., Ltd.	54,640
36,000		Kyodo Printing Co., Ltd.	98,789
13,900		Kyoei Steel Ltd.	249,581
324		Kyoei Tanker Co., Ltd.	1,014
63,000		Kyorin Co., Ltd.	859,415
6,400		Lintec Corp.	97,886
44,000		Maeda Road Construction Co., Ltd.	360,950
55,000		Marudai Food Co., Ltd.	142,002
11,000		Maruei Department Store Co., Ltd.	31,041
147,000		Maruetsu, Inc.	1,120,765
30,900		Matsumotokiyoshi Holdings Co., Ltd.	745,296
17,200		Megane TOP Co., Ltd.	136,548
18,500		Mikuni Coca-Cola Bottling Co., Ltd.	196,349
70,000		Minato Bank Ltd.	136,472
185,000		Minebea Co., Ltd.	990,614
23,200		Ministop Co., Ltd.	446,098
53,100		Miraca Holdings, Inc.	1,334,400
13,300		MISUMI Group, Inc.	220,327
537,000		Mitsubishi Paper Mills Ltd.	1,021,344
26,000		Mitsui High-Tec, Inc.	224,317
70,000		Mitsui Home Co., Ltd.	264,559
264,000		Mitsui Sugar Co., Ltd.	960,687
17,900		Mitsumi Electric Co., Ltd.	503,006
203,500		Mori Seiki Co., Ltd.	3,679,312
47,700		Musashi Seimitsu Industry Co., Ltd.	1,024,780
7,200		Nafco Co., Ltd.	117,658
28,700		NEC Fielding Ltd.	313,125
11,400		NEC Leasing Ltd.	140,123
23,300		NEC Networks & System Integration Corp.	322,717
1,974	@	NGI Group, Inc.	3,021,236
4,000		Nichi-iko Pharmaceutical Co., Ltd.	107,402
240,000		Nichirei Corp.	1,128,512
7,300		Nidec Copal Corp.	88,769
51,800		Nifco, Inc.	1,160,022
20,400		Nihon Dempa Kogyo Co., Ltd.	706,508
79,000	@	Nihon Nohyaku Co., Ltd.	562,959
20,000		Nihon Parkerizing Co., Ltd.	303,219
413		Nippei Toyama Corp.	4,847
199,000	@	Nippon Denko Co., Ltd.	1,505,425
26,000		Nippon Shinyaku Co., Ltd.	263,155
48,200	@	Nippon Signal Co., Ltd.	262,045
121,000		Nippon Soda Co., Ltd.	399,937
137,000		Nippon Steel Trading Co., Ltd.	327,658
265,000		Nippon Synthetic Chemical Industry Co., Ltd.	1,219,949
39,000		Nippon Thompson Co., Ltd.	262,920
36,000		Nipro Corp.	722,380
13,100		Nishimatsuya Chain Co. Ltd.	126,682
9,200		Nishio Rent All Co., Ltd.	113,134
188,000		Nissan Shatai Co., Ltd.	1,418,259
32,200		Nissin Kogyo Co., Ltd.	534,988
13,500		Nitta Corp.	235,174
109,000		Nittetsu Mining Co., Ltd.	603,754
1,170		Obic Co., Ltd.	221,391
36,000		Ogaki Kyoritsu Bank Ltd.	225,166
33,760		Oiles Corp.	675,573
51,000		Oita Bank Ltd.	340,325
11,270		Okinawa Electric Power Co., Inc.	518,730
90		Optex Co., Ltd.	1,192
4,000		Osaka Steel Co., Ltd.	49,500
28,200		OSG Corp.	286,210
30,100		Parco Co., Ltd.	384,292
16,400		Pigeon Corp.	263,456
176		Pilot Corp.	337,534
21,700	@	Plenus Co., Ltd.	257,581
35,980		Resorttrust, Inc.	610,240
70,700		Ricoh Leasing Co., Ltd.	1,565,970
3,600		Ryosan Co., Ltd.	86,389
105,300		Saizeriya Co., Ltd.	1,101,393
43,000		San-Ai Oil Co., Ltd.	135,853

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
250,000		Sanden Corp.	$1,292,485
23,000		San-In Godo Bank Ltd.	184,872
342,500	@	Sanix, Inc.	799,086
11,500		Sato Corp.	174,697
45,200		Shimachu Co., Ltd.	1,252,100
71,100	@	Shinki Co., Ltd.	94,846
139,200		Shinko Plantech Co., Ltd.	1,653,634
66,000		Shinmaywa Industries Ltd.	241,917
292,000		Shinsho Corp.	825,262
660,000		Shinwa Kaiun Kaisha Ltd.	3,866,572
80,000		Shizuoka Gas Co., Ltd.	385,969
68,300		Siix Corp.	590,814
1,638		Sky Perfect Jsat Corp.	537,044
196,800		Sojitz Corp.	681,810
14,800		Sumida Corp.	179,129
611,000		Sumikin Bussan Corp.	2,008,220
63,200		Sumitomo Densetsu Co., Ltd.	285,554
109,000		Sumitomo Light Metal Industries Ltd.	149,924
32,220		Sumitomo Real Estate Sales	1,502,398
92,500		Sumitomo Rubber Industries, Inc.	824,066
1,261		Suncity Co., Ltd.	271,239
2,000		Sysmex Corp.	83,458
33,200		Tachi-S Co., Ltd.	253,026
96,000		Taihei Kogyo Co., Ltd.	517,390
4,000		Taiyo Yuden Co., Ltd.	47,310
30,900		Takeuchi Manufacturing Co., Ltd.	798,241
48,000		Takisawa Machine Tool Co., Ltd.	66,266
226,000		Tamura Corp.	895,089
87,000		TBK Co., Ltd.	393,030
36,000		TCM Corp.	92,793
1,677		Telepark Corp.	1,799,905
88		Thine Electronics, Inc.	139,847
13,100	@	TKC Corp.	222,581
96,000	@	Toa Corp.	83,251
24,500		Toho Pharmaceutical Co., Ltd.	525,291
23,496		Tohto Suisan Co., Ltd.	39,771
53,800		Tokai Rubber Industries, Inc.	892,915
246,000	@	Tokyo Dome Corp.	1,380,996
168,000		Tokyo Tekko Co., Ltd.	543,304
6,800		Tokyo Tomin Bank Ltd.	190,729
2,700		Tokyu Community Corp.	59,081
248,000	@	Tonichi Carlife Group, Inc.	263,520
78,000		Toshiba Tec Corp.	471,287
324,000		Toyo Kohan Co., Ltd.	1,283,893
209,000		Toyo Securities Co., Ltd.	833,702
104,000		Toyo Suisan Kaisha Ltd.	1,982,465
6,300		Toyoda Gosei Co., Ltd.	205,100
73,000		Toyota Auto Body Co., Ltd.	1,135,686
18,000		Toyota Boshoku Corp.	550,155
15,700		Trusco Nakayama Corp.	210,375
301,000		Tsubakimoto Chain Co.	1,713,739
77,000	@	Tsudakoma Corp.	168,685
16,300		Tsumura & Co.	349,813
6,700		Tsuruha Holdings, Inc.	248,843
7,500		Tsutsumi Jewelry Co., Ltd.	142,151
82,000		Uchida Yoko Co., Ltd.	347,815
9,200		UEX Ltd.	78,672
10,100		Union Tool Co.	385,594
83,100		Urban Corp.	774,066
12,300		Usen Corp.	74,608
4,550		USS Co., Ltd.	266,255
106,000	@	Victor Co. of Japan Ltd.	197,358
17,900		Waseda Academy Co., Ltd.	136,535
57		Wowow, Inc.	93,509
5,600		Y.A.C Co., Ltd.	65,380
11,000		Yamanashi Chuo Bank Ltd.	65,798
290,500		Yamato Kogyo Co., Ltd.	10,976,071
38,000		Yamazaki Baking Co., Ltd.	329,832
345,200		Yamazen Corp.	1,420,313
57,000		Yaskawa Electric Corp.	609,636
1,124,000		Yuasa Trading Co., Ltd.	1,327,503
			153,092,868
		Liechtenstein: 0.1%
2,110		Verwalt & Privat-Bank AG	493,125
			493,125
		Malaysia: 0.1%
94,800	@	Proton Holdings Bhd	122,230
211,700		Ranhill Bhd	138,469
558,000		Silverlake Axis Ltd.	161,640
200,500		Tan Chong Motor Holdings Bhd	120,264
269,400		YTL Corp. Bhd	641,131
			1,183,734

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Mexico: 0.2%
121,500		Grupo Aeroportuario del Pacifico SA de CV	$520,177
127,900	@	Grupo Financiero Banorte SA de CV	527,498
72,800		Grupo Mexico SA de CV	426,843
54,700		Mexichem SA de CV	265,456
			1,739,974
		Netherlands: 2.7%
49,900		Asm International NV	955,726
91,669		Draka Holding	2,457,231
23,000		Fugro NV	1,576,464
35,200		Grontmij	1,058,253
5,824		Hunter Douglas NV	378,386
58,800		Imtech NV	1,208,336
25,000		Innoconcepts	484,836
70,400		Koninklijke Wessanen NV	1,046,461
5,041		Nutreco Holding NV	325,006
302,736		OCE NV	6,088,125
29,440		OPG Groep NV	773,043
23,000		SBM Offshore NV	667,304
10,749		Smit Internationale NV	897,294
21,000		Ten Cate NV	597,545
20,740		TKH Group NV	418,017
8,686	@	TomTom	479,400
177,512		USG People NV	3,720,400
			23,131,827
		New Zealand: 0.2%
1,074,107		Air New Zealand Ltd.	1,546,714
167,907		Fisher & Paykel Healthcare Corp.	403,616
			1,950,330
		Norway: 1.4%
91,000		ABG Sundal Collier ASA	163,805
1,512,900		Acta Holding ASA	6,026,066
190,200		Cermaq ASA	1,951,184
416,800	@	Deep Sea Supply PLC	1,746,298
21,100	@	ODIM ASA	221,491
13,850	@	Petroleum Geo-Services ASA	299,502
125,000	@	StepStone ASA	386,863
64,900		Tandberg ASA	1,131,236
			11,926,445
		Portugal: 0.2%
90,001		Semapa-Sociedade de Investimento e Gestao	1,054,472
37,481	@	Sonae Industria - SGPS SA	256,251
293,236		Teixeira Duarte - Engenharia Construcoes SA	618,931
			1,929,654
		Russian Federation: 1.0%
93,600		Mechel OAO ADR	8,716,032
			8,716,032
		Singapore: 3.4%
2,826,000		Allgreen Properties Ltd.	2,255,102
460,000	@, #	ARA Asset Management Ltd.	186,662
882,000		Armstrong Industrial Corp.	167,518
739,000		Aztech Systems Ltd.	135,270
146,000		Goodpack Ltd.	168,648
597,000		Ho Bee Investment Ltd.	498,156
542,000		Hong Leong Asia Ltd.	1,163,295
58,000		Jardine Cycle & Carriage Ltd.	810,396
4,008,000		LC Development Ltd.	875,379
1,973,000		Meiban Group Ltd.	483,505
35,000		MFS Technology Ltd.	9,386
702,000		Neptune Orient Lines Ltd.	1,629,528
189,000		Parkway Holdings Ltd.	480,184
352,000		Rotary Engineering Ltd.	215,313
29,000		Singapore Land Ltd.	123,555
3,810,000		Singapore Petroleum Co., Ltd.	17,126,063
592,000		Singapore Post Ltd.	454,806
388,000		SMRT Corp., Ltd.	472,895
260,000		Tat Hong Holdings Ltd.	514,443
278,000		Unisteel Technology Ltd.	243,956
4,188,000	@	Yongnam Holdings Ltd.	626,134
			28,640,194
		South Korea: 3.9%
23,040		BNG Steel Co., Ltd.	274,034
4,810	@	Daelim Industrial Co.	665,351
48,561		Daishin Securities Co., Ltd.	1,239,669
48,730		Dongbu Insurance Co., Ltd.	1,975,146
20,970	@	Doosan Infracore Co., Ltd.	483,435
24,720	@	Forhuman Co., Ltd.	554,863
99,680	@	From30 Co., Ltd.	769,450
14,600	@	GS Holdings Corp.	627,843
441,636	@	Halim Co., Ltd.	936,411
17,450	@	Hanshin Construction	509,074
119,680	@	HANWHA CHEM Corp.	1,867,464

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
23,199	@	Honam Petrochemical Corp.	$2,192,330
35,970	@	Hyosung Corp.	2,054,740
2,468	@	Hyundai Department Store Co., Ltd.	237,595
2,336	@	Hyundai Development Co.	166,898
17,400	@	Hyundai DSF Co., Ltd.	217,850
38,640		Hyundai Marine & Fire Insurance Co., Ltd.	858,111
3,926	@	Hyunjin Materials Co., Ltd.	117,079
66,890		Jinheung Mutual Savings Bank	370,007
781		KCC Corp.	306,433
8,833	@	KCC Engineering & Construction	590,644
15,780	@	Keangnam Enterprises Ltd.	515,707
12,927	@	Korea Zinc Co., Ltd.	1,497,884
23,190	@	Korean Petrochemical Industrial Co.	1,116,383
77,450	@	KP Chemical Corp.	545,992
3,405	@	Kumho Industrial Co., Ltd.	124,087
21,856	@	Kyeryong Construction Industrial Co., Ltd.	910,120
70,040		LIG Non-Life Insurance Co., Ltd.	1,488,497
22,535	@	LS Cable Ltd.	1,735,051
14,580		Meritz Fire & Marine Insurance Co., Ltd.	147,644
20,814		Mirae Asset Securities Co., Ltd.	2,639,406
44,384		People & Telecommunication, Inc.	354,561
4,717	@	Samsung Corp.	244,870
3,556	@	Samsung Engineering Co., Ltd.	345,763
26,220	@	SeAH Steel Corp.	1,269,264
27,226	@	SFA Engineering Corp.	1,671,752
54,980		Solomon Mutual Savings Bank	750,527
3,357	@	STX Engine Co., Ltd.	165,135
36,144	@	Taesan LCD Co., Ltd.	231,139
			32,768,209
		Spain: 2.4%
1,862		Construcciones y Auxiliar de Ferrocarriles SA	702,745
162,462		Corp. Mapfre SA	663,293
17,870		Duro Felguera SA	198,539
33,000		Enagas	910,154
12,468		Gestevision Telecinco SA	269,048
65,700		Grifols SA	1,605,107
76,892		Iberia Lineas Aereas de Espana	262,737
92,700		Indra Sistemas SA	2,392,292
71,600	@	Laboratorios Almirall SA	1,396,180
5,406		Pescanova SA	289,588
49,300		Promotora de Informaciones SA (PRISA)	783,111
70,873		Red Electrica de Espana	4,094,733
181,263		Tubos Reunidos SA	1,061,408
76,995		Union Fenosa SA	5,148,060
22,207		Viscofan SA	466,799
			20,243,794
		Sweden: 2.9%
16,350		Axfood AB	625,206
409,642		Fabege AB	3,950,053
15,300		Getinge AB	359,091
262,800		JM AB	5,004,632
179,000		Kungsleden AB	1,950,420
275,400		NCC AB	6,011,111
388,200		Peab AB	3,628,048
102,117	@	Peab AB	738,286
9,000		Saab AB	205,750
45,000		Swedish Match AB	993,872
37,500		Wihlborgs Fastigheter AB	696,062
			24,162,531
		Switzerland: 3.9%
31,500		Addax Petroleum Corp.	1,268,408
49,474		Adecco SA	2,597,146
1,339		AFG Arbonia-Forster Holding	446,538
25,790		Baloise Holding AG	2,292,337
160		Bank Sarasin & Compagnie AG	666,373
5,060		Bellevue Group AG	357,492
8,144		BKW FMB Energie AG	1,026,086
2,911		Bucher Industries AG	654,622
4,000		Compagnie Financiere Tradition (CFT)	710,187
1,135		Flughafen Zuerich AG	402,377
8,584		Galenica AG	2,929,301
5,600		Geberit AG - Reg	779,952
8,725	@	Georg Fischer AG	3,821,903
6,225		Helvetia Holding AG	2,250,560
26,111		Holcim Ltd.	2,550,179
414		Kuoni Reisen Holding	188,230
14,949	@	Micronas Semiconductor Hold	107,990
36,000		Mobilezone Holding AG	192,542
19,037		PSP Swiss Property AG	1,080,829
2,600		Schweizerhall Holding AG	386,980
600		Sika AG	936,615
293	@	St. Galler Kantonalbank	132,375

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
11,527		Swiss Life Holding	$2,799,373
9,514		Swissquote Group Holding - Reg	462,300
6,700		Syngenta AG	1,766,907
25,300	@	Temenos Group AG - Reg	596,691
26,820		Vontobel Holding AG	1,067,351
69		Zehnder Group AG	86,101
			32,557,745
		Taiwan: 0.8%
164,956		Altek Corp.	203,441
227,482		Coretronic Corp.	231,908
720		Everlight Electronics Co., Ltd.	2,085
1,590,000	@	Grand Pacific Petrochemical Corp.	481,335
2,729,088	@	HannStar Display Corp.	1,025,287
2,889,918		Macronix International	1,153,150
2,930,444		Micro-Star International Co., Ltd.	2,165,498
550		Powertech Technology, Inc.	1,608
136,000		Synnex Technology International Corp.	279,007
317,840		Taiwan Polypropylene Co., Ltd.	215,572
139,150		Taiwan Surface Mounting Technology Co., Ltd.	182,194
408,000		TSRC Corp.	464,273
224		Unimicron Technology Corp.	288
			6,405,646
		Thailand: 0.0%
172,000		Thoresen Thai Agencies Pcl	206,654
			206,654
		Turkey: 0.9%
51,189		Akcansa Cimento AS	265,737
316,793		Aksa Akrilik Kimya Sanayii	518,250
301,213		Anadolu Sigorta	364,621
1		Bolu Cimento Sanayii	1
276,305		Bossa Ticaret Sanayi Isletme	305,203
609,854	@	Dogan Sriketler Grubu Holdings	839,558
87,532		Ford Otomotiv Sanayi AS	910,048
28,916	@	Goodyear Lastikleri TAS	279,269
372,870	@	GSD Holdings A/S	313,341
746,616	@	Ihlas Holding	512,915
58,778		Mardin Cimento Sanayii	286,238
223,752	@	Petkim Petrokimya Holding	1,259,434
1	@	Petrol Ofisi	3
244,931	@	Turk Hava Yollari	1,495,972
11,582		Turk Traktor ve Ziraat Makineleri AS	115,276
			7,465,866
		United Kingdom: 14.4%
553,400	@	Afren PLC	1,123,385
16,550		Aga Foodservice Group PLC	107,682
474,060		Aggreko PLC	5,068,384
58,233		Albemarle & Bond Holdings	245,822
95,400		Amec PLC	1,312,874
84,039		Antofagasta PLC	1,103,870
566,847		Ashtead Group PLC	900,020
44,907	@	AssetCo PLC	167,437
33,332		Atkins WS PLC	714,489
24,105		Aveva Group PLC	477,062
77,000	@	Avocet Mining PLC	256,603
221,585		Babcock International Group	2,467,666
1,191,743		Beazley Group PLC	4,023,239
43,065		Bluebay Asset Management	229,629
20,000		Bovis Homes Group PLC	243,357
167,300		Bradford & Bingle PLC	836,874
635,061		Brit Insurance Holdings PLC	2,875,637
86,491		Britvic PLC	533,804
109,377		BSS Group PLC	764,441
308,000		Cable & Wireless PLC	983,485
165,000		Carclo PLC	270,691
405,617	@	Charter PLC	5,651,100
526,952		Chaucer Holdings PLC	1,022,744
24,117		Chemring Group PLC	1,038,752
75,000		Chloride Group PLC	252,929
195,345	@	ClinPhone PLC	263,177
145,900		Cookson Group PLC	1,620,011
33,914		Cranswick PLC	518,610
421,911	@	CSR PLC	4,477,569
169,449		Dairy Crest Group PLC	1,821,607
511,875	@	Dana Petroleum PLC	13,585,223
35,000		Dechra Pharmaceuticals PLC	239,702
249,183	@	Dimension Data Holdings PLC	254,721
202,000		DS Smith PLC	637,668
60,000		E2V Technologies PLC	286,761
40,497		Emap PLC	746,320
453,384		Fiberweb PLC	513,581
480,000		Friends Provident PLC	1,335,345
436,236		Future PLC	303,616

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
387,022		Game Group PLC	$1,542,186
224,900		GKN PLC	1,191,390
45,000		Grainger PLC	347,563
11,600		Greene King PLC	173,309
5,996		Greggs PLC	526,450
258,375		Halfords Group PLC	1,490,736
35,000		Hamworthy KSE	267,957
112,560		Henderson Group PLC	236,319
80,000		HMV Group PLC	203,471
14,578		Holidaybreak PLC	177,209
24,000		Hunting PLC	330,329
58,101		IG Group Holdings PLC	422,840
100,679		Inchcape PLC	752,786
138,500		Informa PLC	1,082,247
505,566	@	Innovation Group PLC	312,463
153,400		Interserve PLC	1,279,084
61,610		Jardine Lloyd Thompson Group PLC	423,900
161,327		JKX Oil & Gas PLC	1,275,190
294,552		John Wood Group PLC	2,239,471
183,607		Keller Group PLC	1,962,746
35,000		Kesa Electricals PLC	168,361
12,357		Kier Group PLC	288,364
63,698		Lavendon Group PLC	395,295
30,044		Liontrust Asset Management PLC	171,857
111,727		Luminar Group Holdings PLC	776,953
2,544		Mapeley Ltd.	71,848
62,958		Mcbride PLC	121,439
40,000		Meggitt PLC	228,857
817,494		Michael Page International PLC	4,222,416
77,153		Micro Focus International PLC	339,447
89,100		National Express Group PLC	2,099,866
56,010	@	NETeller PLC	72,118
44,500		Next PLC	1,255,980
1,132,440		Northern Foods PLC	2,229,798
28,216		Northgate PLC	399,859
67,192		Oxford Instruments PLC	250,081
5,588		Paragon Group Cos. PLC	14,751
1,307,068		Pendragon PLC	780,859
351,544		Petrofac Ltd.	3,615,910
101,455		PZ Cussons PLC	389,616
20,000		Quintain Estates & Development PLC	199,331
45,052		Ricardo PLC	279,668
77,250		Rightmove PLC	669,762
183,935		Robert Walters PLC	412,388
56,538		Rotork PLC	923,952
415,515		Savills PLC	2,443,173
66,800		Schroders PLC	1,456,003
77,600		Severfield-Rowen PLC	391,842
77,300		Severn Trent PLC	2,199,606
88,159		Sibir Energy PLC	888,746
15,000		SIG PLC	253,048
295,181		Smiths News PLC	617,191
149,800		Southern Cross Healthcare Ltd.	1,056,270
85,290		Spectris PLC	1,172,263
159,420		Spice PLC	1,440,346
369,200	@	Spirent Communications PLC	403,661
1,520,091	@	Sportingbet PLC	1,273,811
36,000		St. Ives Group PLC	178,109
201,900		Stagecoach Group PLC	973,710
16,900		Stolt-Nielsen SA	435,385
712,893		Taylor Nelson Sofres PLC	2,523,921
13,397	@	THUS Group PLC	31,801
186,263		Trinity Mirror PLC	1,223,221
151,400	@	TUI Travel PLC	774,193
34,963		Ultra Electronics Holdings	775,552
17,931		Venture Production PLC	240,941
24,900		Victrex PLC	329,511
69,927		Vislink PLC	51,134
127,200		Vitec Group PLC	1,150,891
164,386		VT Group PLC	2,122,400
40,000		Wetherspoon (J.D.) PLC	273,980
182,400		WH Smith PLC	1,245,531
			121,818,549
		Total Common Stock (Cost $864,098,603)	818,507,966
REAL ESTATE INVESTMENT TRUSTS: 0.7%
		Australia: 0.6%
6,645,774		Macquarie DDR Trust	4,160,020
523,514		Macquarie Office Trust	539,906
			4,699,926

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		Netherlands: 0.1%
7,203		Nieuwe Steen Investments Funds NV		$192,477
25,786		Vastned Offices		770,488
				962,965
		Total Real Estate Investment Trusts (Cost $8,628,759)		5,662,891
PREFERRED STOCK: 0.7%
		Brazil: 0.1%
46,500		Cia Paranaense de Energia		669,082
15,250		Metalurgica Gerdau SA		528,852
				1,197,934
		Germany: 0.3%
6,643		Draegerwerk AG		396,206
5,000		Eurokai KGaA		572,380
16,103		Fresenius AG		1,267,885
3,259		Jungheinrich AG		102,983
				2,339,454
		Italy: 0.3%
80,170		Instituto Finanziario Industriale S.p.A.		2,348,106
				2,348,106
		Total Preferred Stock (Cost $5,489,769)		5,885,494
RIGHTS: 0.0%
		Italy:
81,503		GreenergyCapital S.p.A. - Rights		—
				—
		South Korea: 0.0%
260		Kumho Industrial Co., Ltd. - Rights		—
				—
		United Kingdom: 0.0%
139,705		Paragon Group Cos. PLC - Rights		93,761
				93,761
		Total Rights (Cost $-)		93,761
		Total Long-Term Investments (Cost $878,217,131)		830,150,112

Principal Amount				Value
SHORT-TERM INVESTMENTS: 0.8%
		U.S. Government Agency Obligations: 0.8%
$6,791,000	Z	Federal Home Loan Bank, 1.650%, due 02/01/08		$6,790,698
		Total Short-Term Investments (Cost $6,790,698)		6,790,698
		Total Investments in Securities (Cost $885,007,829)*	99.0%	$836,940,810
		Other Assets and Liabilities — Net	1.0	8,090,695
		Net Assets	100.0%	$845,031,505

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $886,273,854.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$82,632,647
		Gross Unrealized Depreciation		(131,965,691)
		Net Unrealized Depreciation		$(49,333,044)

PORTFOLIO OF INVESTMENTS
ING International SmallCap Multi-Manager Fund	as of January 31, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.3%
Aerospace/Defense	1.8
Agriculture	0.6
Airlines	0.9
Apparel	0.2
Auto Manufacturers	1.0
Auto Parts & Equipment	2.5
Banks	1.6
Beverages	0.1
Building Materials	1.2
Chemicals	3.0
Coal	0.6
Commercial Services	3.9
Computers	1.3
Cosmetics/Personal Care	0.2
Distribution/Wholesale	3.6
Diversified	0.1
Diversified Financial Services	3.5
Electric	1.6
Electrical Components & Equipment	2.4
Electronics	2.4
Energy - Alternate Sources	0.1
Engineering & Construction	4.3
Entertainment	0.2
Environmental Control	0.1
Food	2.6
Forest Products & Paper	0.3
Gas	0.2
Hand/Machine Tools	1.9
Healthcare - Products	0.4
Healthcare - Services	0.9
Holding Companies - Diversified	1.6
Home Builders	0.3
Home Furnishings	1.6
Household Products/Wares	0.3
Housewares	0.0
Insurance	4.9
Internet	0.9
Investment Companies	0.4
Iron/Steel	4.8
Leisure Time	0.9
Lodging	0.1
Machinery - Construction & Mining	0.2
Machinery - Diversified	1.9
Media	1.7
Metal Fabricate/Hardware	1.7
Mining	3.7
Miscellaneous Manufacturing	2.0
Office Property	0.1
Office/Business Equipment	0.8
Oil & Gas	6.4
Oil & Gas Services	1.3
Pharmaceuticals	2.4
Pipelines	0.0
Real Estate	4.1
Retail	4.8
Semiconductors	1.0
Shipbuilding	0.3
Shopping Centers	0.5
Software	0.7
Telecommunications	1.8
Textiles	0.0
Transportation	2.8
Trucking & Leasing	0.0
Venture Capital	0.1
Water	0.3
Short-Term Investments	0.8
Other Assets and Liabilities - Net	1.0
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.0%
		Australia: 4.9%
319,456		Alumina Ltd.	$1,504,477
840,800		Dyno Nobel Ltd.	1,552,446
23,050		Newcrest Mining Ltd.	729,666
			3,786,589
		Belgium: 1.0%
16,150		Belgacom SA	789,782
			789,782
		Brazil: 1.9%
61,822		Centrais Eletricas Brasileiras SA	769,700
56,250		Centrais Eletricas Brasileiras SA ADR - Class B	710,539
			1,480,239
		Canada: 8.9%
54,924		Barrick Gold Corp.	2,828,037
71,800	@	Ivanhoe Mines Ltd.	693,588
55,850	@	Novagold Resources, Inc.	638,366
58,300	@	Opti Canada Inc.	960,973
14,850		Petro-Canada	677,160
11,670		Suncor Energy, Inc.	1,096,747
			6,894,871
		Cayman Islands: 1.2%
64,300	@	Apex Silver Mines Ltd.	916,275
			916,275
		Finland: 3.2%
126,300		Stora Enso OYJ (Euro Denominated Security)	1,756,035
39,750		UPM-Kymmene OYJ	753,622
			2,509,657
		France: 5.6%
320,550		Alcatel SA	1,999,637
12,700		Sanofi-Aventis	1,035,661
22,230		Thales SA	1,288,318
			4,323,616
		Germany: 3.3%
115,030	@	Premiere AG	2,543,263
			2,543,263
		Italy: 4.9%
66,310		ERG S.p.A.	1,078,302
1,192,340		Telecom Italia S.p.A. RNC	2,738,308
			3,816,610
		Japan: 32.6%
10,620		Acom Co., Ltd.	266,391
72,000		Coca-Cola West Holdings Co., Ltd.	1,537,110
162,000		Dai Nippon Printing Co., Ltd.	2,370,316
52,090		Daiichi Sankyo Co., Ltd.	1,563,425
54,800		Fuji Photo Film Co., Ltd.	2,127,658
75,600		JS Group Corp.	1,325,507
108,000		Kirin Brewery Co., Ltd.	1,731,534
74,000		Mitsui Sumitomo Insurance Co., Ltd.	766,916
207,000		Nippon Oil Corp.	1,404,217
140,430		Nippon Telegraph & Telephone Corp. ADR	3,357,681
122,900		Sega Sammy Holdings, Inc.	1,443,288
106,000		Sekisui House Ltd.	1,187,934
27,600		Seven & I Holdings Co., Ltd.	683,869
52,600		Shiseido Co., Ltd.	1,241,877
126,000		Sumitomo Trust & Banking Co., Ltd.	811,170
31,670		Takefuji Corp.	910,112
87,000		Toppan Printing Co., Ltd.	872,415
42,800		Toyo Seikan Kaisha Ltd.	781,753
60,000		Wacoal Holdings Corp.	818,023
			25,201,196
		Netherlands: 5.3%
90,650	@	Gemalto NV	2,423,232
24,142		Royal Dutch Shell PLC ADR - Class B	1,669,419
			4,092,651
		Papua New Guinea: 0.8%
183,200	@	Lihir Gold Ltd.	596,359
			596,359
		South Africa: 7.2%
64,620		Anglogold Ashanti Ltd. ADR	2,686,253
98,000		Gold Fields Ltd.	1,463,602
11,250		Gold Fields Ltd. ADR	169,088
32,608		Impala Platinum Holdings Ltd.	1,239,061
			5,558,004
		South Korea: 4.9%
68,930	@	Korea Electric Power Corp. ADR	1,387,561
89,650	@	KT Corp. ADR	2,380,208
			3,767,769

PORTFOLIO OF INVESTMENTS
ING International Value Choice Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
		Sweden: 1.0%
32,400		Telefonaktiebolaget LM Ericsson ADR		$736,128
				736,128
		Switzerland: 0.5%
9,050		UBS AG - New		373,675
				373,675
		Taiwan: 3.2%
116,042		Chunghwa Telecom Ltd. ADR		2,440,363
				2,440,363
		United Kingdom: 1.8%
127,500		BP PLC		1,358,893
				1,358,893
		United States: 2.8%
39,450		Newmont Mining Corp.		2,143,713
				2,143,713
		Total Common Stock (Cost $73,057,218)		73,329,653

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.6%
		U.S. Government Agency Obligations: 2.6%
$2,031,000	Z	Federal Home Loan Bank, 1.650%, due 02/01/08		$2,030,910
		Total Short-Term Investments (Cost $2,030,910)		2,030,910
		Total Investments in Securities (Cost $75,088,128)*	97.6%	$75,360,563
		Other Assets and Liabilities — Net	2.4	1,835,348
		Net Assets	100.0%	$77,195,911

	@	Non-income producing security
	ADR	American Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $75,678,722.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,557,507
		Gross Unrealized Depreciation		(4,875,666)
		Net Unrealized Depreciation		$(318,159)

Percentage of
Industry	Net Assets
Aerospace/Defense	1.7%
Apparel	1.1
Banks	1.0
Beverages	4.2
Building Materials	1.7
Commercial Services	4.2
Computers	3.1
Cosmetics/Personal Care	1.6
Diversified Financial Services	2.0
Electric	3.7
Forest Products & Paper	3.3
Home Builders	1.5
Insurance	1.0
Leisure Time	1.9
Media	3.3
Mining	20.2
Miscellaneous Manufacturing	4.8
Oil & Gas	10.7
Packaging & Containers	1.0
Pharmaceuticals	3.4
Retail	0.9
Telecommunications	18.7
Short-Term Investments	2.6
Other Assets and Liabilities - Net	2.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Opportunities Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 95.0%
		Australia: 1.0%
23,000		Telstra Corp., Ltd.	$90,487
			90,487
		Belgium: 4.4%
3,425		Dexia	83,155
10,916		Fortis	244,158
3,866	@	Fortis - Strip VVPR	58
4,800		Melexis NV	71,745
			399,116
		Denmark: 1.0%
2,600		Danske Bank A/S	93,427
			93,427
		Finland: 2.9%
2,163		Fortum OYJ	87,688
2,800		Outokumpu OYJ	88,787
4,550		UPM-Kymmene OYJ	86,264
			262,739
		France: 11.5%
7,600		Alcatel SA	47,410
1,940		BNP Paribas	192,437
3,040		Sanofi-Aventis	247,906
4,050		Total SA	294,753
6,150		Vivendi	247,818
			1,030,324
		Germany: 7.9%
1,000		Allianz AG	179,337
2,600		Commerzbank AG	78,900
5,650		Deutsche Post AG	182,461
7,300		Deutsche Telekom AG	149,749
640		E.ON AG	118,471
			708,918
		Greece: 1.6%
1,800		OPAP SA	62,885
1,679		Titan Cement Co. SA	76,736
			139,621
		Hong Kong: 1.6%
5,100		Hang Seng Bank Ltd.	101,275
9,500		Kingboard Chemicals Holdings	39,630
			140,905
		Ireland: 1.6%
10,900	@	Smurfit Kappa PLC	148,412
			148,412
		Italy: 8.2%
12,500		Enel S.p.A.	138,838
5,800		ENI S.p.A.	187,529
11,150		Intesa Sanpaolo S.p.A.	76,240
69,300		Telecom Italia S.p.A. RNC	159,153
23,000		UniCredito Italiano S.p.A.	170,456
			732,216
		Japan: 15.7%
2,100		Aoyama Trading Co., Ltd.	47,786
2,700		Canon Sales Co., Inc.	44,230
3,100		Chubu Electric Power Co., Inc.	78,530
2,400		Daiichi Sankyo Co., Ltd.	72,033
9		East Japan Railway Co.	74,896
6,300		EDION Corp.	71,272
13,000		Furukawa Electric Co., Ltd.	52,360
4,000		Honda Motor Co., Ltd.	123,695
7,000		Itochu Corp.	64,708
7		KDDI Corp.	47,833
9,000		Mitsubishi Materials Corp.	37,259

PORTFOLIO OF INVESTMENTS
ING International Value Opportunities Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
20,000		Mitsubishi UFJ Financial Group, Inc.	$198,229
5,000		Onward Kashiyama Co., Ltd.	50,640
5,000		Ricoh Co., Ltd.	78,722
1,400		Sankyo Co., Ltd.	74,980
205		Softbank Investment Corp.	48,228
13,700		Sojitz Corp.	47,463
9,000		Sumitomo Trust & Banking Co., Ltd.	57,941
3,000		Tohoku Electric Power Co., Inc.	70,647
15,000		Tokyo Gas Co., Ltd.	70,466
			1,411,918
		Netherlands: 7.1%
3,300		European Aeronautic Defence and Space Co. NV	84,168
10,150		Royal Dutch Shell PLC - Class A	363,890
10,250		Royal KPN NV	186,028
			634,086
		New Zealand: 0.9%
25,777		Telecom Corp. of New Zealand Ltd.	81,438
			81,438
		Norway: 0.9%
6,000		DNB NOR ASA	78,422
			78,422
		Spain: 5.9%
5,225		Banco Bilbao Vizcaya Argentaria SA	109,912
12,700		Banco Santander Central Hispano SA	223,364
3,950		Ebro Puleva SA	70,828
8,350		Iberdrola SA	127,264
			531,368
		Sweden: 0.9%
34,000		Telefonaktiebolaget LM Ericsson	77,417
			77,417
		Switzerland: 4.2%
160		Nestle SA	71,631
1,450		Swiss Reinsurance	108,946
4,700		UBS AG - Reg	195,256
			375,833
		United Kingdom: 17.7%
9,500		Aviva PLC	119,182
9,900		Barclays PLC	93,452
21,300		BP PLC	227,015
10,050		HBOS PLC	140,037
21,550		HSBC Holdings PLC	323,329
53,500		ITV PLC	77,163
35,000		Legal & General Group PLC	92,658
22,200		Royal Bank of Scotland Group PLC	171,150
15,000		Tate & Lyle PLC	146,588
35,000		Vodafone Group PLC	122,439
5,850		Wolseley PLC	81,060
			1,594,073
		Total Common Stock
		(Cost $9,686,538)	8,530,720

REAL ESTATE INVESTMENT TRUSTS: 0.8%

		Germany: 0.8%
4,300	@	Alstria Office AG	71,472

		Total Real Estate Investment Trusts
		(Cost $91,714)	71,472

PREFERRED STOCK: 0.7%
		Italy: 0.7%
23,993		Unipol S.p.A.	63,246

		Total Preferred Stock
		(Cost $82,594)	63,246

PORTFOLIO OF INVESTMENTS
ING International Value Opportunities Fund	as of January 31, 2008 (Unaudited) (continued)

Shares			Value
	Total Investments in Securities
	(Cost $9,860,846)*	96.5%	$8,665,438
	Other Assets and Liabilities - Net	3.5	314,438
	Net Assets	100.0%	$8,979,876

@	Non-income producing security
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $9,865,398.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$191,943
	Gross Unrealized Depreciation	(1,391,903)
	Net Unrealized Depreciation	$(1,199,960)

Percentage of
Industry	Net Assets
Aerospace/Defense	0.9%
Apparel	0.6
Auto Manufacturers	1.4
Banks	27.1
Building Materials	0.9
Chemicals	0.4
Distribution/Wholesale	2.6
Diversified Financial Services	2.2
Electric	6.9
Electrical Components & Equipment	0.6
Entertainment	0.7
Food	3.2
Forest Products & Paper	2.6
Gas	0.8
Insurance	6.3
Internet	0.5
Iron/Steel	1.0
Leisure Time	0.8
Media	3.6
Mining	0.4
Office Property	0.8
Office/Business Equipment	0.9
Oil & Gas	12.0
Pharmaceuticals	3.6
Retail	1.3
Semiconductors	0.8
Telecommunications	10.7
Transportation	2.9
Other Assets and Liabilities - Net	3.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.4%
		Banks: 11.0%
900,000	@@	Bank St. Petersburg BRD - Class S	$4,500,000
23,387,000	@@	Sberbank RF	86,498,761
			90,998,761
		Beverages: 1.3%
352,000	@, @@	Efes Breweries International NV GDR	11,142,911
			11,142,911
		Cosmetics/Personal Care: 0.7%
193,500	@@	Kalina	5,805,000
			5,805,000
		Electric: 3.8%
55,273,353	@@	OGK-5 OJSC	9,750,496
428,242,036	@@	TGK-5	355,441
21,500,000	@, @@	Unified Energy System	21,639,944
			31,745,881
		Food: 3.7%
260,000	@@, L	Wimm-Bill-Dann Foods OJSC ADR	30,160,000
			30,160,000
		Internet: 1.6%
1,344,122	@, @@	RBC Information Systems	12,986,826
			12,986,826
		Iron/Steel: 9.3%
427,000	@@, L	Mechel OAO ADR	39,762,240
3,450,000	@@	Novolipetsk Steel	12,532,291
192,000	@@	Novolipetsk Steel GDR	7,146,979
300,000	@@	Severstal GDR	6,440,712
500,000	@@	Severstal JSC	10,596,793
			76,479,015
		Metal Fabricate/Hardware: 3.1%
450,000	@@, L	TMK OAO GDR	16,200,000
37,700	@@	Vsmpo-Avisma Corp.	9,387,300
			25,587,300
		Mining: 7.4%
542,364	@, @@	Eurasian Natural Resources Corp.	8,304,571
150,000	@@	MMC Norilsk Nickel ADR	36,596,711
310,000	@@, L	Polyus Gold Co. ZAO ADR	15,969,907
			60,871,189
		Oil & Gas: 32.7%
1,057,000	@@, L	Lukoil-Spon ADR	73,239,281
362,000	@@	Novatek OAO GDR	24,231,398
7,030,000	@@	OAO Gazprom	85,555,731
434,000	@@	OAO Gazprom ADR	21,134,716
3,280,000	@, @@	OAO Rosneft Oil Co. GDR	23,551,614
477,000	@@, L	Surgutneftegaz ADR	22,845,165
192,000	@@	Tatneft GDR	19,463,078
			270,020,983
		Pharmaceuticals: 1.4%
500,000	@, @@	Pharmstandard - Reg S GDR	11,525,000
			11,525,000
		Real Estate: 2.3%
845,700	@, @@	LSR Group GDR	10,486,680
33,000	@, @@	Open Investments	8,542,973
			19,029,653
		Retail: 2.2%
387,000	@, @@	Magnit OAO	18,235,087
			18,235,087
		Telecommunications: 11.8%
1,080,000	@, @@	Comstar United Telesystems GDR	11,301,270
341,000	@@	Mobile Telesystems Finance SA ADR	28,360,970
137,000	@@	Moscow City Telephone	4,320,843
105,500,000	@@	Sibirtelecom	9,207,935
108,000,000	@@	Uralsvyazinform	5,222,772
815,000	@@	Vimpel-Communications OAO ADR	28,068,600
2,400,000	@@	VolgaTelecom	10,680,000
			97,162,390
		Transportation: 0.1%
6,060,000	@@	Novorossiysk Sea Trade Port BRD	1,212,000
			1,212,000
		Total Common Stock (Cost $466,217,205)	762,961,996
MUTUAL FUNDS: 0.8%
		Hedge Fund: 0.8%
2,384,270	@, @@	RenShares Utilities Ltd.	6,628,271

		Total Mutual Funds (Cost $3,317,280)	6,628,271

PORTFOLIO OF INVESTMENTS
ING Russia Fund	as of January 31, 2008 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 2.9%
		Oil & Gas: 1.1%
43,500,000	@@	Achinsk Refinery		$8,808,750
				8,808,750
		Pipelines: 1.8%
8,700	@@	Transneft		14,701,260
				14,701,260
		Total Preferred Stock (Cost $15,289,573)		23,510,010
		Total Long-Term Investments (Cost $484,824,058)		793,100,277

Principal Amount				Value
SHORT-TERM INVESTMENTS: 15.2%
		Securities Lending Collateralcc: 15.2%
$125,811,572		Bank of New York Mellon Corp. Institutional Cash Reserves		$125,811,572
		Total Short-Term Investments (Cost $125,811,572)		125,811,572
		Total Investments in Securities (Cost $610,635,630)*	111.3%	$918,911,849
		Other Assets and Liabilities — Net	(11.3)	(93,480,452)
		Net Assets	100.0%	$825,431,397

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at January 31, 2008.

	*	Cost for federal income tax purposes is $610,791,085.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$324,168,046
		Gross Unrealized Depreciation		(16,047,282)
		Net Unrealized Appreciation		$308,120,764

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mutual Funds

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 31, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 31, 2008